UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Focused Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2008

SUNAMERICA

Focused Portfolios

■  Focused Asset Allocation Strategies

■  Focused Portfolios

(This page intentionally left blank.)

April 30, 2008  SEMI-ANNUAL REPORT

SunAmerica Focused Portfolios

SunAmerica Focused Asset Allocation Strategies

Focused Equity Strategy Portfolio (FESAX)

Focused Multi-Asset Strategy Portfolio (FASAX)

Focused Balanced Strategy Portfolio (FBAAX)

Focused Fixed Income and Equity Strategy Portfolio (FFEAX)

Focused Fixed Income Strategy Portfolio

SunAmerica Focused Portfolios

Focused Large-Cap Growth Portfolio (SSFAX)

Focused Growth Portfolio (SSAAX)

Focused Mid-Cap Growth Portfolio (FMGWX)

Focused Small-Cap Growth Portfolio (NSKAX)

Focused Large-Cap Value Portfolio (SSLAX)

Focused Value Portfolio (SFVAX)

Focused Mid-Cap Value Portfolio (FMVPX)

Focused Small-Cap Value Portfolio (SSSAX)

Focused Growth and Income Portfolio (FOGAX)

Focused International Equity Portfolio (SFINX)

Focused Technology Portfolio (STNAX)

Focused Dividend Strategy Portfolio (FDSAX)

Focused StarALPHA Portfolio (FSAPX)

Table of Contents

A Message from the President	1

Expense Example	3

Statement of Assets and Liabilities	8

Statement of Operations	16

Statement of Changes in Net Assets	20

Financial Highlights	26

Portfolio of Investments	44

Notes to Financial Statements	87

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Focused Portfolios and Focused Asset Allocation Strategies for the period ended April 30, 2008.

These months were among the most turbulent in recent memory for equity investors. Virtually all of the major U.S. equity indices finished the six months ended April 30, 2008 in negative territory as concerns about a U.S. economic recession dominated. There were signs that consumer spending was slowing. The housing market contraction deepened. Oil and commodity prices were at record highs, and the threat of heightened inflation levels loomed. Making the most headlines, perhaps, were the financial and credit markets, which continued to take repeated blows from the fallout of the subprime mortgage crisis. Indeed, several banks were forced to take large-scale write-downs, and the stability of financial guarantors came into question. Investor sentiment was also impacted during the semi-annual period by the weakening dollar and disappointing employment numbers. Such ongoing turmoil led the Federal Reserve Board to take unprecedented steps to add liquidity to the financial system and to dramatically lower the targeted federal funds rates from 4.50% to 2.00% during the semi-annual period. As of April 30, 2008, the targeted federal funds rate stood at its lowest level since December 2004. The equity markets rebounded somewhat in April, as investors speculated that the worst impact of the credit crisis and subprime mortgage turmoil had been priced into stocks and began seeking attractive buying opportunities.

All equity asset classes declined, but mid-cap stocks performed best. Large-cap stocks and then small-cap stocks followed. Growth stocks outperformed value stocks in the large-cap and mid-cap sectors, but value stocks led the way within the small-cap sector.

Overall, international equity markets generated similar returns to the U.S. equities, when measured in U.S. dollar terms. The international equity markets were impacted by several of the same factors, including a bull run in commodities, the ongoing credit market crisis, falling volume of mergers and acquisitions, illiquidity in the markets, and concerns over a potential U.S. economic recession.

AIG SunAmerica continues to enhance its array of focused investment options to help you and your adviser fulfill your asset allocation objectives. SunAmerica Focused Large-Cap Growth Portfolio outperformed its benchmark and Lipper peer group average for the semi-annual period, although returns were in the negative. Today, our family of Focused Portfolios includes 13 mutual funds. Each of these equity portfolios is designed to be a long-term investment. After all, maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. In a six-month period like the one ended April 30, 2008, such a perspective is especially important. By staying invested in assets allocated based on your individual goals, you may lessen the effects of short-term volatility.

Remember, the SunAmerica Focused Portfolios feature managers who select their top stocks for the Portfolio.1 We believe this focused strategy, which is used by many institutional investors, offers efficient asset allocation opportunities2 and avoids portfolio dilution and overdiversification. Whether you invest in the Focused Portfolios or our Focused Asset Allocation Strategies, we believe that they represent an effective means of gaining value-added exposure to financial markets.

Past performance is no guarantee of future results.

A MESSAGE FROM THE PRESIDENT — (continued)

On the following pages, you will find unaudited financial statements and portfolio information for each of the SunAmerica Focused Portfolios and Focused Asset Allocation Strategies for the period ended April 30, 2008.

We thank you for being a part of the SunAmerica Focused Portfolios and the Focused Asset Allocation Strategies. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

1Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Each advisor to the Focused Portfolios can invest in up to 20 securities and each of these portfolios can hold up to 60 securities. Each advisor to the Focused StarALPHA Portfolio will generally invest in up to 10 securities each, and the Portfolio will generally hold from 30 to 50 securities (depending on the number of advisors it employs). The Focused Technology Portfolio will generally invest in between 30 to 50 securities, and the Focused Dividend Strategy Portfolio will generally hold up to 30 securities.

2Asset allocation does not guarantee profit, nor does it protect against loss.

Past performance is no guarantee of future results.

EXPENSE EXAMPLE — April 30, 2008 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of Focused International Equity Portfolio only) and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2007 and held until April 30, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2008" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended April 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I the "Expenses Paid During the Six Months Ended April 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of Focused International Equity Portfolio only); small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's Prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2008 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2007	Ending Account Value Using Actual Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Beginning Account Value At November 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Expense Ratio as of April 30, 2008*
Focused Equity Strategy†
Class A	$1,000.00	$871.60	$0.88	$1,000.00	$1,023.92	$0.96	0.19%
Class B	$1,000.00	$868.80	$3.90	$1,000.00	$1,020.69	$4.22	0.84%
Class C	$1,000.00	$868.87	$3.81	$1,000.00	$1,020.79	$4.12	0.82%
Class I#	$1,000.00	$871.31	$0.70	$1,000.00	$1,024.12	$0.75	0.15%
Focused Multi-Asset Strategy†
Class A	$1,000.00	$907.54	$0.85	$1,000.00	$1,023.97	$0.91	0.18%
Class B	$1,000.00	$904.48	$3.93	$1,000.00	$1,020.74	$4.17	0.83%
Class C	$1,000.00	$904.53	$3.84	$1,000.00	$1,020.84	$4.07	0.81%
Focused Balanced Strategy†
Class A	$1,000.00	$932.75	$0.91	$1,000.00	$1,023.92	$0.96	0.19%
Class B	$1,000.00	$929.43	$4.03	$1,000.00	$1,020.69	$4.22	0.84%
Class C	$1,000.00	$929.56	$3.93	$1,000.00	$1,020.79	$4.12	0.82%
Class I#	$1,000.00	$932.86	$0.72	$1,000.00	$1,024.12	$0.75	0.15%
Focused Fixed Income & Equity Strategy#†
Class A	$1,000.00	$960.97	$1.22	$1,000.00	$1,023.62	$1.26	0.25%
Class B	$1,000.00	$957.76	$4.38	$1,000.00	$1,020.39	$4.52	0.90%
Class C	$1,000.00	$957.76	$4.38	$1,000.00	$1,020.39	$4.52	0.90%
Focused Fixed Income Strategy#†
Class A	$1,000.00	$1,001.63	$1.24	$1,000.00	$1,023.62	$1.26	0.25%
Class B	$1,000.00	$998.40	$4.47	$1,000.00	$1,020.39	$4.52	0.90%
Class C	$1,000.00	$997.64	$4.47	$1,000.00	$1,020.39	$4.52	0.90%
Focused Large-Cap Growth#
Class A	$1,000.00	$911.70	$7.41	$1,000.00	$1,017.11	$7.82	1.56%
Class B	$1,000.00	$908.39	$10.53	$1,000.00	$1,013.82	$11.12	2.22%
Class C	$1,000.00	$908.96	$10.44	$1,000.00	$1,013.92	$11.02	2.20%
Class Z	$1,000.00	$913.94	$4.47	$1,000.00	$1,020.19	$4.72	0.94%
Focused Growth@
Class A	$1,000.00	$876.42	$7.93	$1,000.00	$1,016.41	$8.52	1.70%
Class B#	$1,000.00	$873.26	$11.04	$1,000.00	$1,013.08	$11.86	2.37%
Class C#	$1,000.00	$873.28	$11.04	$1,000.00	$1,013.08	$11.86	2.37%
Focused Mid-Cap Growth#@
Class A	$1,000.00	$891.60	$8.09	$1,000.00	$1,016.31	$8.62	1.72%
Class B	$1,000.00	$888.54	$11.13	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$889.31	$11.13	$1,000.00	$1,013.08	$11.86	2.37%

EXPENSE EXAMPLE — April 30, 2008 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2007	Ending Account Value Using Actual Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Beginning Account Value At November 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Expense Ratio as of April 30, 2008*
Focused Small Cap Growth@#
Class A	$1,000.00	$872.89	$8.01	$1,000.00	$1,016.31	$8.62	1.72%
Class B	$1,000.00	$869.94	$11.02	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$870.60	$11.02	$1,000.00	$1,013.08	$11.86	2.37%
Class I	$1,000.00	$873.60	$7.55	$1,000.00	$1,016.81	$8.12	1.62%
Focused Large-Cap Value#@
Class A	$1,000.00	$906.47	$8.15	$1,000.00	$1,016.31	$8.62	1.72%
Class B	$1,000.00	$902.66	$11.21	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$902.97	$11.21	$1,000.00	$1,013.08	$11.86	2.37%
Focused Value@
Class A	$1,000.00	$863.38	$7.78	$1,000.00	$1,016.51	$8.42	1.68%
Class B	$1,000.00	$860.67	$10.87	$1,000.00	$1,013.18	$11.76	2.35%
Class C	$1,000.00	$860.55	$10.82	$1,000.00	$1,013.23	$11.71	2.34%
Focused Mid-Cap Value#@
Class A	$1,000.00	$799.47	$7.70	$1,000.00	$1,016.31	$8.62	1.72%
Class B	$1,000.00	$796.99	$10.59	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$797.11	$10.59	$1,000.00	$1,013.08	$11.86	2.37%
Focused Small-Cap Value#@
Class A	$1,000.00	$913.86	$8.18	$1,000.00	$1,016.31	$8.62	1.72%
Class B	$1,000.00	$911.04	$11.26	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$910.80	$11.26	$1,000.00	$1,013.08	$11.86	2.37%
Focused Growth and Income@
Class A	$1,000.00	$855.80	$7.66	$1,000.00	$1,016.61	$8.32	1.66%
Class B#	$1,000.00	$852.84	$10.92	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$853.26	$10.74	$1,000.00	$1,013.28	$11.66	2.33%
Focused International Equity#
Class A	$1,000.00	$900.59	$9.12	$1,000.00	$1,015.27	$9.67	1.93%
Class B	$1,000.00	$897.77	$12.17	$1,000.00	$1,012.03	$12.91	2.58%
Class C	$1,000.00	$897.57	$12.17	$1,000.00	$1,012.03	$12.91	2.58%
Focused Technology#@
Class A	$1,000.00	$844.67	$8.85	$1,000.00	$1,015.27	$9.67	1.93%
Class B	$1,000.00	$841.61	$11.81	$1,000.00	$1,012.03	$12.91	2.58%
Class C	$1,000.00	$841.61	$11.81	$1,000.00	$1,012.03	$12.91	2.58%

EXPENSE EXAMPLE — April 30, 2008 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2007	Ending Account Value Using Actual Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Beginning Account Value At November 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Expense Ratio as of April 30, 2008*
Focused Dividend Strategy Portfolio#@
Class A	$1,000.00	$860.70	$4.40	$1,000.00	$1,020.14	$4.77	0.95%
Class B	$1,000.00	$856.72	$7.39	$1,000.00	$1,016.91	$8.02	1.60%
Class C	$1,000.00	$858.27	$7.39	$1,000.00	$1,016.91	$8.02	1.60%
Focused StarALPHA#@
Class A	$1,000.00	$842.98	$7.88	$1,000.00	$1,016.31	$8.62	1.72%
Class C	$1,000.00	$840.76	$10.85	$1,000.00	$1,013.08	$11.86	2.37%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days.These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of Focused International Equity Portfolio only), small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus and/or your qualified retirement plan document for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value"would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months ended April 30, 2008" and the "Expense Ratios"would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2008" and the "Expense Ratios"would have been lower.

†  Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios"would have been higher and the "Actual/Hypothetical Ending Account Value"would have been lower.

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2007	Ending Account Value Using Actual Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Beginning Account Value At November 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Expense Ratio as of April 30, 2008*
Focused Growth
Class A	$1,000.00	$876.42	$7.84	$1,000.00	$1,016.51	$8.42	1.68%
Class B#	$1,000.00	$873.26	$10.95	$1,000.00	$1,013.18	$11.76	2.35%
Class C#	$1,000.00	$873.28	$10.95	$1,000.00	$1,013.18	$11.76	2.35%
Focused Mid-Cap Growth#
Class A	$1,000.00	$891.60	$7.90	$1,000.00	$1,016.51	$8.42	1.68%
Class B	$1,000.00	$888.54	$10.94	$1,000.00	$1,013.28	$11.66	2.33%
Class C	$1,000.00	$889.31	$10.95	$1,000.00	$1,013.28	$11.66	2.33%

EXPENSE EXAMPLE — April 30, 2008 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2007	Ending Account Value Using Actual Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Beginning Account Value At November 1, 2007	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008*	Expense Ratio as of April 30, 2008*
Focused Small Cap Growth#
Class A	$1,000.00	$872.89	$7.92	$1,000.00	$1,016.41	$8.52	1.70%
Class B	$1,000.00	$869.94	$10.93	$1,000.00	$1,013.18	$11.76	2.35%
Class C	$1,000.00	$870.60	$10.93	$1,000.00	$1,013.18	$11.76	2.35%
Class I	$1,000.00	$873.60	$7.45	$1,000.00	$1,016.91	$8.02	1.60%
Focused Large-Cap Value#
Class A	$1,000.00	$906.47	$7.96	$1,000.00	$1,016.51	$8.42	1.68%
Class B	$1,000.00	$902.66	$11.02	$1,000.00	$1,013.28	$11.66	2.33%
Class C	$1,000.00	$902.97	$11.02	$1,000.00	$1,013.28	$11.66	2.33%
Focused Value
Class A	$1,000.00	$863.38	$7.69	$1,000.00	$1,016.61	$8.32	1.66%
Class B	$1,000.00	$860.67	$10.78	$1,000.00	$1,013.28	$11.66	2.33%
Class C	$1,000.00	$860.55	$10.73	$1,000.00	$1,013.33	$11.61	2.32%
Focused Mid-Cap Value#
Class A	$1,000.00	$799.47	$7.65	$1,000.00	$1,016.36	$8.57	1.71%
Class B	$1,000.00	$796.99	$10.54	$1,000.00	$1,013.13	$11.81	2.36%
Class C	$1,000.00	$797.11	$10.55	$1,000.00	$1,013.13	$11.81	2.36%
Focused Small Cap Value#
Class A	$1,000.00	$913.86	$8.09	$1,000.00	$1,016.41	$8.52	1.70%
Class B	$1,000.00	$911.04	$11.17	$1,000.00	$1,013.18	$11.76	2.35%
Class C	$1,000.00	$910.80	$11.16	$1,000.00	$1,013.18	$11.76	2.35%
Focused Growth and Income
Class A	$1,000.00	$855.80	$7.34	$1,000.00	$1,016.96	$7.97	1.59%
Class B#	$1,000.00	$852.84	$10.60	$1,000.00	$1,013.43	$11.51	2.30%
Class C	$1,000.00	$853.26	$10.41	$1,000.00	$1,013.63	$11.31	2.26%
Focused Technology#
Class A	$1,000.00	$844.67	$8.71	$1,000.00	$1,015.42	$9.52	1.90%
Class B	$1,000.00	$841.61	$11.68	$1,000.00	$1,012.18	$12.76	2.55%
Class C	$1,000.00	$841.61	$11.68	$1,000.00	$1,012.18	$12.76	2.55%
Focused Dividend Strategy Portfolio#
Class A	$1,000.00	$860.70	$4.30	$1,000.00	$1,020.24	$4.67	0.93%
Class B	$1,000.00	$856.72	$7.29	$1,000.00	$1,017.01	$7.92	1.58%
Class C	$1,000.00	$858.27	$7.30	$1,000.00	$1,017.01	$7.92	1.58%
Focused StarALPHA#
Class A	$1,000.00	$842.98	$7.84	$1,000.00	$1,016.36	$8.57	1.71%
Class C	$1,000.00	$840.76	$10.80	$1,000.00	$1,013.13	$11.81	2.36%

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$—	$—	$—	$—
Long-term investment securities, at market value (affiliated)*	485,473,754	757,699,339	383,035,592	56,623,948	23,788,634
Short-term investment securities, at market value*	—	—	—	—	—
Repurchase agreements (cost approximates market value)	—	—	—	—	—
Total investments	485,473,754	757,699,339	383,035,592	56,623,948	23,788,634
Cash	—	—	—	—	—
Foreign cash *	—	—	—	—	—
Receivable for— Fund shares sold	299,970	811,654	227,975	374,188	52,860
Dividends and interest	—	—	—	—	—
Investments sold	—	—	—	—	—
Prepaid expenses and other assets	4,520	4,618	4,456	4,157	4,143
Due from investment advisor for expense reimbursements/fee waivers	2,320	—	437	4,023	11,170
Due from broker	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Total assets	485,780,564	758,515,611	383,268,460	57,006,316	23,856,807
LIABILITIES:
Payable for— Fund shares redeemed	1,326,376	1,377,255	877,792	134,728	84,812
Investments purchased	—	—	—	—	—
Investment advisory and management fees	39,247	61,300	31,047	4,614	1,930
Distribution and service maintenance fees	171,703	265,215	131,775	18,377	7,414
Transfer agent fees and expenses	33,325	38,545	22,332	4,115	2,107
Directors' fees and expenses	32,145	36,290	26,337	4,035	1,500
Other accrued expenses	92,104	74,239	69,074	31,517	33,553
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	53,013
Variation margin on futures contracts	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Total liabilities	1,694,900	1,852,844	1,158,357	197,386	184,329
Net Assets	$484,085,664	$756,662,767	$382,110,103	$56,808,930	$23,672,478
* Cost
Long-term investment securities (unaffiliated)	$—	$—	$—	$—	$—
Long-term investment securities (affiliated)	$576,503,716	$828,108,284	$419,257,197	$57,971,094	$23,711,030
Short-term investment securities	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited) (continued)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$3,373	$5,024	$2,756	$450	$190
Paid-in capital	530,541,457	774,877,710	399,444,027	58,355,658	24,289,338
	530,544,830	774,882,734	399,446,783	58,356,108	24,289,528
Accumulated undistributed net investment income (loss)	(16,195,331)	(20,980,699)	(7,481,061)	659	(22,448)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	60,766,127	73,169,677	26,365,986	(200,691)	(672,206)
Unrealized appreciation (depreciation) on investments	(91,029,962)	(70,408,945)	(36,221,605)	(1,347,146)	77,604
Unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net Assets	$484,085,664	$756,662,767	$382,110,103	$56,808,930	$23,672,478
Class A:
Net assets	$156,991,870	$253,895,673	$130,187,456	$21,994,388	$9,736,707
Shares outstanding	10,829,469	16,767,239	9,388,882	1,739,144	780,356
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$14.50	$15.14	$13.87	$12.65	$12.48
Maximum sales charge (5.75% of offering price)	0.88	0.92	0.85	0.77	0.76
Maximum offering price to public	$15.38	$16.06	$14.72	$13.42	$13.24
Class B:
Net assets	$97,314,156	$148,851,933	$86,556,397	$12,330,049	$5,154,763
Shares outstanding	6,816,831	9,915,016	6,254,557	976,178	413,499
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	14.28	15.01	13.84	12.63	12.47
Class C:
Net assets	$227,761,641	$353,915,161	$162,716,309	$22,484,493	$8,781,008
Shares outstanding	15,941,614	23,560,419	11,730,048	1,780,270	704,571
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$14.29	$15.02	$13.87	$12.63	$12.46
Class I:
Net assets	$2,017,997	$—	2,649,941	$—	$—
Shares outstanding	139,566	—	191,237	—	—
Net asset value, offering and redemption price per share	$14.46	$—	$13.86	$—	$—
Class Z:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$696,142,016	$408,898,599	$83,643,553	$259,759,170	$178,627,750
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	1,100,000	14,900,000	2,106,000	—	406,000
Repurchase agreements (cost approximates market value)	25,969,000	31,027,000	—	36,173,000	2,311,000
Total investments	723,211,016	454,825,599	85,749,553	295,932,170	181,344,750
Cash	89,297	459,782	899	1,436,985	1,641
Foreign cash *	—	219,543	—	—	—
Receivable for— Fund shares sold	80,815	243,703	1,246	457,796	105,480
Dividends and interest	279,267	200,546	13,359	1,238	102,361
Investments sold	591,383	39,379,407	2,629,487	10,843,135	140,010
Prepaid expenses and other assets	365,971	10,091	16,224	16,464	20,704
Due from investment advisor for expense reimbursements/fee waivers	—	1,056	3,597	30,970	—
Due from broker	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Total assets	724,617,749	495,339,727	88,414,365	308,718,758	181,714,946
LIABILITIES:
Payable for— Fund shares redeemed	1,255,220	1,133,262	86,792	519,886	355,807
Investments purchased	1,420,760	12,056,921	2,388,400	16,989,921	—
Investment advisory and management fees	494,984	385,564	69,213	231,377	148,564
Distribution and service maintenance fees	327,073	191,391	27,953	117,158	84,072
Transfer agent fees and expenses	203,928	126,535	13,163	68,237	45,389
Directors' fees and expenses	195,950	57,465	1,616	20,354	39,481
Other accrued expenses	72,248	56,791	42,293	121,313	78,320
Line of credit	—	—	—	—	163,997
Dividends payable	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	73,885
Due to custodian	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Total liabilities	3,970,163	14,007,929	2,629,430	18,068,246	989,515
Net Assets	$720,647,586	$481,331,798	$85,784,935	$290,650,512	$180,725,431
* Cost
Long-term investment securities (unaffiliated)	$610,551,644	$306,202,332	$79,253,682	$214,315,498	$175,465,205
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—
Short-term investment securities	$1,100,000	$14,900,000	$2,106,000	$—	$406,000
Foreign cash	$—	$222,523	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$3,674	$1,873	$655	$2,043	$1,630
Paid-in capital	811,032,508	407,741,745	86,771,246	261,652,935	182,133,322
	811,036,182	407,743,618	86,771,901	261,654,978	182,134,952
Accumulated undistributed net investment income (loss)	(7,531,545)	(2,728,033)	(472,828)	(1,570,652)	246,055
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(168,447,423)	(26,319,537)	(4,904,009)	(14,877,486)	(4,818,121)
Unrealized appreciation (depreciation) on investments	85,590,372	102,696,267	4,389,871	45,443,672	3,162,545
Unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(60,517)	—	—	—
Net Assets	$720,647,586	$481,331,798	$85,784,935	$290,650,512	$180,725,431
Class A:
Net assets	$329,005,399	$373,226,791	$78,504,445	$211,065,651	$120,794,620
Shares outstanding	16,428,166	14,229,919	5,988,471	14,443,264	10,626,584
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$20.03	$26.23	$13.11	$14.61	$11.37
Maximum sales charge (5.75% of offering price)	1.22	1.60	0.80	0.89	0.69
Maximum offering price to public	$21.25	$27.83	$13.91	$15.50	$12.06
Class B:
Net assets	$99,936,085	$48,389,577	$1,452,750	$23,083,103	$16,984,369
Shares outstanding	5,331,815	2,013,446	113,060	1,757,937	1,612,206
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.74	$24.03	$12.85	$13.13	$10.53
Class C:
Net assets	$189,199,542	$59,715,430	$5,827,740	$47,015,757	$42,946,442
Shares outstanding	10,082,362	2,485,126	452,831	3,594,828	4,061,701
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.77	$24.03	$12.87	$13.08	$10.57
Class I:
Net assets	$—	$—	$—	$9,486,001	$—
Shares outstanding	—	—	—	635,761	—
Net asset value, offering and redemption price per share	$—	$—	$—	$14.92	$—
Class Z:
Net assets	$102,506,560	$—	$—	$—	$—
Shares outstanding	4,899,967	—	—	—	—
Net asset value, offering and redemption price per share	$20.92	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$631,038,313	$78,157,192	$214,867,278	$417,970,997	$311,205,588
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	—	923,000	—	—	194,000
Repurchase agreements (cost approximates market value)	16,374,000	—	6,665,000	29,661,000	11,485,000
Total investments	647,412,313	79,080,192	221,532,278	447,631,997	322,884,588
Cash	1,853	—	1,348,441	1,721	2,210
Foreign cash *	273,191	106,575	—	—	387,925
Receivable for— Fund shares sold	1,031,263	21,966	59,395	285,324	41,263
Dividends and interest	266,861	146,966	310,094	536,214	1,660,263
Investments sold	5,782,193	1,383,041	5,113,081	—	—
Prepaid expenses and other assets	22,548	8,913	16,768	133,160	4,774
Due from investment advisor for expense reimbursements/fee waivers	—	4,928	6,017	2,934	24,747
Due from broker	—	—	16,800	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	283,709
Total assets	654,790,222	80,752,581	228,402,874	448,591,350	325,289,479
LIABILITIES:
Payable for— Fund shares redeemed	1,333,668	141,789	1,200,025	2,273,373	968,141
Investments purchased	12,594,639	1,494,495	4,647,365	—	1,173,318
Investment advisory and management fees	525,120	64,129	183,558	363,316	322,607
Distribution and service maintenance fees	337,830	26,596	106,792	201,418	119,441
Transfer agent fees and expenses	130,723	15,763	62,115	100,301	64,919
Directors' fees and expenses	63,524	2,011	34,653	35,031	15,441
Other accrued expenses	108,103	29,788	79,721	48,229	116,130
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	—
Variation margin on futures contracts	—	—	760	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—
Due to custodian	—	69,396	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	990,985
Total liabilities	15,093,607	1,843,967	6,314,989	3,021,668	3,770,982
Net Assets	$639,696,615	$78,908,614	$222,087,885	$445,569,682	$321,518,497
* Cost
Long-term investment securities (unaffiliated)	$620,583,693	$74,700,584	$209,577,644	$412,909,921	$306,157,894
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—
Short-term investment securities	$—	$923,000	$—	$—	$194,000
Foreign cash	$271,848	$107,136	$—	$—	$388,556

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$3,491	$590	$1,409	$2,825	$1,838
Paid-in capital	627,785,898	78,070,713	224,964,299	477,024,133	293,608,043
	627,789,389	78,071,303	224,965,708	477,026,958	293,609,881
Accumulated undistributed net investment income (loss)	(204,577)	(132,405)	152,652	(338,255)	2,924,659
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	1,658,018	(2,488,460)	(8,346,560)	(36,180,097)	20,650,550
Unrealized appreciation (depreciation) on investments	10,454,620	3,456,608	5,289,634	5,061,076	5,047,694
Unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	26,451	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(835)	1,568	—	—	(714,287)
Net Assets	$639,696,615	$78,908,614	$222,087,885	$445,569,682	$321,518,497
Class A:
Net assets	$352,121,356	$71,192,814	$142,487,716	$305,491,795	$265,713,213
Shares outstanding	18,741,077	5,315,747	8,690,270	18,896,014	15,069,145
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.79	$13.39	$16.40	$16.17	$17.63
Maximum sales charge (5.75% of offering price)	1.15	0.82	1.00	0.99	1.08
Maximum offering price to public	$19.94	$14.21	$17.40	$17.16	$18.71
Class B:
Net assets	$112,713,297	$1,294,240	$25,857,857	$45,171,878	$16,939,242
Shares outstanding	6,333,918	97,914	1,759,223	3,017,958	1,002,877
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	17.80	13.22	14.70	14.97	16.89
Class C:
Net assets	$174,861,962	$6,421,560	$53,742,312	$94,906,009	$38,866,042
Shares outstanding	9,834,062	485,483	3,643,266	6,340,504	2,306,322
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.78	$13.23	$14.75	$14.97	$16.85
Class I:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class Z:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$60,594,610	$136,541,620	$127,483,017
Long-term investment securities, at market value (affiliated)*	—	—	—
Short-term investment securities, at market value*	—	—	9,102,000
Repurchase agreements (cost approximates market value)	3,774,000	4,035,000	8,783,000
Total investments	64,368,610	140,576,620	145,368,017
Cash	277	170	124,862
Foreign cash *	—	—	—
Receivable for— Fund shares sold	21,819	27,936	89,462
Dividends and interest	4,580	161,128	97,772
Investments sold	1,041,432	—	4,140,008
Prepaid expenses and other assets	11,515	8,138	8,556
Due from investment advisor for expense reimbursements/fee waivers	49,633	13,264	—
Due from broker	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Total assets	65,497,866	140,787,256	149,828,677
LIABILITIES:
Payable for— Fund shares redeemed	165,248	564,054	146,200
Investments purchased	664,794	—	8,538,076
Investment advisory and management fees	52,610	40,811	112,480
Distribution and service maintenance fees	33,409	91,856	50,436
Transfer agent fees and expenses	27,229	33,366	38,911
Directors' fees and expenses	11,161	19,653	1,551
Other accrued expenses	87,717	46,835	67,760
Line of credit	—	—	—
Dividends payable	—	—	—
Variation margin on futures contracts	—	—	—
Due to investment advisor for expense recoupment	—	—	7,830
Due to custodian	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Total liabilities	1,042,168	796,575	8,963,244
Net Assets	$64,455,698	$139,990,681	$140,865,433
* Cost
Long-term investment securities (unaffiliated)	$56,266,912	$151,702,121	$132,362,373
Long-term investment securities (affiliated)	$—	$—	$—
Short-term investment securities	$—	$—	$9,102,000
Foreign cash	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2008 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$1,001	$1,357	$1,219
Paid-in capital	224,265,164	159,996,616	155,815,776
	224,266,165	159,997,973	155,816,995
Accumulated undistributed net investment income (loss)	(618,659)	88,105	(537,248)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(163,519,506)	(4,934,896)	(9,534,657)
Unrealized appreciation (depreciation) on investments	4,327,698	(15,160,501)	(4,879,356)
Unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(301)
Net Assets	$64,455,698	$139,990,681	$140,865,433
Class A:
Net assets	$35,849,445	$45,698,808	$119,023,169
Shares outstanding	5,445,105	4,416,618	10,293,224
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.58	$10.35	$11.56
Maximum sales charge (5.75% of offering price)	0.40	0.63	0.71
Maximum offering price to public	$6.98	$10.98	$12.27
Class B:
Net assets	$10,550,533	$28,772,213	$—
Shares outstanding	1,683,264	2,792,670	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.27	$10.30	$—
Class C:
Net assets	$18,055,720	$65,519,660	$21,842,264
Shares outstanding	2,880,204	6,357,225	1,897,853
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.27	$10.31	$11.51
Class I:
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—
Class Z:
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2008 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$—
Dividends (affiliated)	719,721	5,308,217	4,940,923	1,035,891	518,021
Interest (unaffiliated)	—	—	—	—	—
Total investment income*	719,721	5,308,217	4,940,923	1,035,891	518,021
Expenses:
Investment advisory and management fees	262,447	396,221	199,702	27,922	11,362
Distribution and service maintenance fees
Class A	—	—	—	—	—
Class B	339,477	500,911	297,267	40,191	16,757
Class C	822,151	1,209,011	555,929	70,650	28,391
Service fees Class I	—	—	—	—	—
Transfer agent fees and expenses
Class A	26,585	40,717	17,842	2,698	1,431
Class B	18,388	21,722	13,506	1,931	1,401
Class C	21,435	32,313	11,280	2,462	1,170
Class I	325	—	276	—	—
Class Z	—	—	—	—	—
Registration fees
Class A	10,309	12,165	12,143	7,147	5,366
Class B	7,485	8,408	8,266	5,915	4,885
Class C	10,198	12,952	9,164	7,950	7,020
Class I	4,553	—	2,534	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	7,813	8,879	8,100	8,031	7,917
Reports to shareholders	53,182	71,945	33,058	4,233	7,127
Audit and tax fees	9,446	9,639	9,446	13,938	13,959
Legal fees	8,456	9,953	7,570	5,294	4,995
Directors' fees and expenses	27,612	39,670	19,807	2,629	1,057
Interest expense	—	—	—	—	—
Other expenses	5,071	5,192	5,342	3,835	3,386
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	1,634,933	2,379,698	1,211,232	204,826	116,224
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(4,803)	—	(2,699)	(24,180)	(42,672)
Custody credits earned on cash balances	—	—	—	—	—
Fees paid indirectly (Note 7)	—	—	—	—	—
Net expenses	1,630,130	2,379,698	1,208,533	180,646	73,552
Net investment income (loss)	(910,409)	2,928,519	3,732,390	855,245	444,469
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	—	—	—
Net realized gain (loss) on investments (affiliated)	(9,284,518)	(2,813,797)	(3,282,570)	(61,153)	(313,752)
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	71,773,567	76,625,399	30,525,041	362,166	—
Net realized gain (loss) on futures contracts and options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	—	—	—	—	(121,065)
Net increase from payments by affiliates (Note 3)	—	—	—	—	121,065
Net realized gain (loss) on investments and foreign currencies	62,489,049	73,811,602	27,242,471	301,013	(313,752)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	(143,745,276)	(162,589,473)	(62,088,183)	(3,483,303)	(259,851)
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(143,745,276)	(162,589,473)	(62,088,183)	(3,483,303)	(259,851)
Net realized and unrealized gain (loss) on investments and foreign currencies	(81,256,227)	(88,777,871)	(34,845,712)	(3,182,290)	(573,603)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$(82,166,636)	$(85,849,352)	$(31,113,322)	$(2,327,045)	$(129,134)
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2008 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,020,810	$1,297,022	$269,729	$902,461	$2,088,529
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	138,631	609,951	42,143	350,625	51,262
Total investment income*	4,159,441	1,906,973	311,872	1,253,086	2,139,791
Expenses:
Investment advisory and management fees	3,157,757	2,511,621	453,639	1,503,715	977,927
Distribution and service maintenance fees
Class A	602,107	684,814	146,576	372,165	227,130
Class B	529,604	248,127	6,952	129,024	93,451
Class C	1,001,693	306,884	27,899	259,319	235,533
Service fees Class I	—	—	—	13,011	—
Transfer agent fees and expenses
Class A	465,988	490,736	95,264	247,458	153,058
Class B	148,640	70,957	2,506	37,710	26,626
Class C	259,501	78,116	7,476	63,467	57,740
Class I	—	—	—	11,475	—
Class Z	373	—	—	—	—
Registration fees
Class A	7,840	10,747	3,165	9,495	11,736
Class B	3,589	5,899	3,386	4,703	5,057
Class C	4,925	4,200	2,719	5,590	6,682
Class I	—	—	—	4,899	—
Class Z	4,105	—	—	—	—
Custodian and accounting fees	55,429	92,788	34,531	51,623	44,469
Reports to shareholders	158,855	71,222	4,095	116,656	23,167
Audit and tax fees	12,885	12,885	15,291	13,679	21,846
Legal fees	13,057	7,975	6,411	7,089	9,086
Directors' fees and expenses	36,999	22,801	4,505	15,373	13,176
Interest expense	12,864	10,816	355	2,788	9,372
Other expenses	62,483	7,854	4,221	6,192	6,404
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	6,538,694	4,638,442	818,991	2,875,431	1,922,460
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(47,794)	(3,588)	(15,857)	(37,743)	(26,546)
Custody credits earned on cash balances	(1,039)	(1,852)	(220)	(2,555)	(48)
Fees paid indirectly (Note 7)	—	(54,453)	(19,538)	(29,099)	(37,717)
Net expenses	6,489,861	4,578,549	783,376	2,806,034	1,858,149
Net investment income (loss)	(2,330,420)	(2,671,576)	(471,504)	(1,552,948)	281,642
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	25,182,774	(19,299,583)	(4,717,102)	(14,870,274)	(2,909,620)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,950)	(11,964)	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	—	—	—	—	—
Net increase from payments by affiliates (Note 3)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	25,180,824	(19,311,547)	(4,717,102)	(14,870,274)	(2,909,620)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(98,777,291)	(52,592,971)	(6,555,874)	(28,938,294)	(18,583,512)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2	(60,486)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(98,777,289)	(52,653,457)	(6,555,874)	(28,938,294)	(18,583,512)
Net realized and unrealized gain (loss) on investments and foreign currencies	(73,596,465)	(71,965,004)	(11,272,976)	(43,808,568)	(21,493,132)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$(75,926,885)	$(74,636,580)	$(11,744,480)	$(45,361,516)	$(21,211,490)
*Net of foreign withholding taxes on interest and dividends of	$3,537	$65,905	$2,349	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2008 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,580,702	$630,725	$2,425,816	$3,615,093	$4,901,645
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	348,351	14,230	65,422	660,383	102,578
Total investment income*	7,929,053	644,955	2,491,238	4,275,476	5,004,223
Expenses:
Investment advisory and management fees	3,439,165	433,723	1,192,228	2,530,965	2,096,524
Distribution and service maintenance fees
Class A	658,318	136,002	264,354	605,903	485,528
Class B	629,097	7,356	142,410	254,777	87,925
Class C	929,161	37,791	294,523	545,033	202,072
Service fees Class I	—	—	—	—	—
Transfer agent fees and expenses
Class A	440,207	88,558	183,491	403,329	314,798
Class B	158,506	2,671	39,435	69,191	24,538
Class C	223,115	10,472	72,952	133,453	50,006
Class I	—	—	—	—	—
Class Z	—	—	—	—	—
Registration fees
Class A	11,947	2,763	9,253	14,092	12,321
Class B	7,668	3,407	5,536	7,137	5,369
Class C	10,189	2,640	6,461	9,984	5,747
Class I	—	—	—	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	148,003	34,524	51,181	77,463	198,180
Reports to shareholders	82,387	5,421	51,932	44,410	21,882
Audit and tax fees	15,043	15,031	12,060	11,901	15,478
Legal fees	9,212	5,596	11,144	7,224	6,738
Directors' fees and expenses	34,185	4,512	12,875	25,355	17,118
Interest expense	685	1,307	1,883	382	1,207
Other expenses	9,773	4,976	18,584	8,292	7,286
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	6,806,661	796,750	2,370,302	4,748,891	3,552,717
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	(21,211)	(28,544)	(55)	(124,343)
Custody credits earned on cash balances	(557)	(191)	(7,157)	(619)	(2,843)
Fees paid indirectly (Note 7)	(77,960)	(3,758)	(27,093)	(169,509)	—
Net expenses	6,728,144	771,590	2,307,508	4,578,708	3,425,531
Net investment income (loss)	1,200,909	(126,635)	183,730	(303,232)	1,578,692
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	3,545,089	(2,479,646)	(7,872,360)	(32,397,879)	20,460,481
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and options contracts	—	—	(74,387)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	85,651	(472)	(20)	16	224,722
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	—	—	—	—	—
Net increase from payments by affiliates (Note 3)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	3,630,740	(2,480,118)	(7,946,767)	(32,397,863)	20,685,203
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(118,067,734)	(18,233,212)	(16,960,828)	(54,536,912)	(63,136,298)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	(1,969)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(7,244)	162	—	(15)	659,246
Net unrealized gain (loss) on investments and foreign currencies	(118,074,978)	(18,233,050)	(16,962,797)	(54,536,927)	(62,477,052)
Net realized and unrealized gain (loss) on investments and foreign currencies	(114,444,238)	(20,713,168)	(24,909,564)	(86,934,790)	(41,791,849)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$(113,243,329)	$(20,839,803)	$(24,725,834)	$(87,238,022)	$(40,213,157)
*Net of foreign withholding taxes on interest and dividends of	$130,038	$18,939	$4,458	$—	$295,906

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2008 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$93,891	$3,780,757	$633,113
Dividends (affiliated)	—	—	—
Interest (unaffiliated)	57,409	32,623	149,613
Total investment income*	151,300	3,813,380	782,726

Expenses:

Investment advisory and management fees	394,950	271,468	695,703
Distribution and service maintenance fees
Class A	67,280	88,225	213,944
Class B	58,375	161,807	—
Class C	96,597	361,745	84,433
Service fees Class I	—	—	—
Transfer agent fees and expenses
Class A	55,152	62,616	137,290
Class B	15,638	39,933	—
Class C	27,000	84,450	20,954
Class I	—	—	—
Class Z	—	—	—
Registration fees
Class A	4,481	5,912	4,329
Class B	6,272	5,262	—
Class C	3,954	6,589	4,251
Class I	—	—	—
Class Z	—	—	—
Custodian and accounting fees	27,490	23,654	66,376
Reports to shareholders	68,896	14,603	349
Audit and tax fees	17,056	13,613	19,676
Legal fees	4,747	5,540	15,006
Directors' fees and expenses	3,494	8,200	2,906
Interest expense	188	9,666	—
Other expenses	4,844	5,334	3,956
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	856,414	1,168,617	1,269,173
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(85,660)	(91,463)	(16,017)
Custody credits earned on cash balances	(97)	(3)	(1,666)
Fees paid indirectly (Note 7)	(11,268)	(17,316)	(8,809)
Net expenses	759,389	1,059,835	1,242,681
Net investment income (loss)	(608,089)	2,753,545	(459,955)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)#	(3,668,676)	(4,513,936)	(9,215,137)
Net realized gain (loss) on investments (affiliated)	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—
Net realized gain (loss) on futures contracts and options contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,813)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	—	—	—
Net increase from payments by affiliates (Note 3)	—	—	—
Net realized gain (loss) on investments and foreign currencies	(3,668,676)	(4,513,936)	(9,216,950)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)#	(8,705,045)	(24,516,314)	(15,376,122)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,419)
Net unrealized gain (loss) on investments and foreign currencies	(8,705,045)	(24,516,314)	(15,377,541)
Net realized and unrealized gain (loss) on investments and foreign currencies	(12,373,721)	(29,030,250)	(24,594,491)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$(12,981,810)	$(26,276,705)	$(25,054,446)
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$12,543

# Includes the overall impact to the Focused StarALPHA Portfolio for an investment restriction violation see Note 3.

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Equity Strategy Portfolio		Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(910,409)	$(2,281,402)	$2,928,519	$3,998,027	$3,732,390	$5,548,862
Net realized gain (loss) on investments and foreign currencies	62,489,049	131,566,037	73,811,602	153,261,947	27,242,471	65,163,871
Net unrealized gain (loss) on investments and foreign currencies	(143,745,276)	(22,226,882)	(162,589,473)	(27,948,257)	(62,088,183)	(13,237,185)
Net increase (decrease) in net assets resulting from operations	(82,166,636)	107,057,753	(85,849,352)	129,311,717	(31,113,322)	57,475,548
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	(5,468,660)	(5,549,915)	(10,094,985)	(6,304,161)	(4,244,656)	(4,938,260)
Net investment income (Class B)	(2,809,566)	(2,837,830)	(4,813,074)	(2,714,091)	(2,621,265)	(3,017,764)
Net investment income (Class C)	(6,910,972)	(7,039,977)	(11,609,853)	(6,963,788)	(4,881,497)	(5,622,491)
Net investment income (Class I)	(69,759)	(98,065)	—	—	(85,638)	(165,728)
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(34,250,451)	(11,326,057)	(46,895,289)	(14,494,783)	(18,720,875)	(5,511,997)
Net realized gain on investments (Class B)	(22,218,051)	(7,404,845)	(27,491,780)	(8,592,692)	(12,988,678)	(4,185,507)
Net realized gain on investments (Class C)	(54,651,964)	(18,369,652)	(66,314,277)	(22,047,047)	(24,168,585)	(7,827,681)
Net realized gain on investments (Class I)	(423,808)	(193,740)	—	—	(375,802)	(210,570)
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	(126,803,231)	(52,820,081)	(167,219,258)	(61,116,562)	(68,086,996)	(31,479,998)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	59,949,044	(71,321,169)	103,264,567	(14,072,056)	35,361,721	(45,364,414)
Total increase (decrease) in net assets	(149,020,823)	(17,083,497)	(149,804,043)	54,123,099	(63,838,597)	(19,368,864)
NET ASSETS:
Beginning of period	633,106,487	650,189,984	906,466,810	852,343,711	445,948,700	465,317,564
End of period*	$484,085,664	$633,106,487	$756,662,767	$906,466,810	$382,110,103	$445,948,700
*Includes accumulated undistributed net investment income (loss)	$(16,195,331)	$(25,965)	$(20,980,699)	$2,608,694	$(7,481,061)	$619,605

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Fixed Income and Equity Strategy Portfolio		Focused Fixed Income Strategy Portfolio		Focused Large-Cap Growth Portfolio
	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$855,245	$1,577,375	$444,469	$869,172	$(2,330,420)	$(9,398,928)
Net realized gain (loss) on investments and foreign currencies	301,013	4,284,970	(313,752)	790,228	25,180,824	230,905,549
Net unrealized gain (loss) on investments and foreign currencies	(3,483,303)	(919,883)	(259,851)	(322,114)	(98,777,289)	(25,982,133)
Net increase (decrease) in net assets resulting from operations	(2,327,045)	4,942,462	(129,134)	1,337,286	(75,926,885)	195,524,488
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	(430,159)	(869,064)	(189,086)	(359,446)	—	—
Net investment income (Class B)	(209,398)	(418,203)	(93,822)	(196,357)	—	—
Net investment income (Class C)	(369,894)	(775,202)	(160,395)	(313,370)	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(1,538,873)	(607,297)	(342,350)	(1,090)	—	—
Net realized gain on investments (Class B)	(889,801)	(357,973)	(200,420)	(808)	—	—
Net realized gain on investments (Class C)	(1,582,407)	(637,858)	(349,917)	(1,268)	—	—
Net realized gain on investments (Class I)	—	—	—	—	—	—
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	(5,020,532)	(3,665,597)	(1,335,990)	(872,339)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	5,784,565	(7,658,379)	2,348,868	(1,034,813)	(48,370,232)	(638,044,818)
Total increase (decrease) in net assets	(1,563,012)	(6,381,514)	883,744	(569,866)	(124,297,117)	(442,520,330)
NET ASSETS:
Beginning of period	58,371,942	64,753,456	22,788,734	23,358,600	844,944,703	1,287,465,033
End of period*	$56,808,930	$58,371,942	$23,672,478	$22,788,734	$720,647,586	$844,944,703
*Includes accumulated undistributed net investment income (loss)	$659	$154,865	$(22,448)	$(23,614)	$(7,531,545)	$(5,201,125)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth Portfolio		Focused Mid-Cap Growth Portfolio		Focused Small-Cap Growth Portfolio
	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,671,576)	$(5,868,590)	$(471,504)	$(783,384)	$(1,552,948)	$(4,296,277)
Net realized gain (loss) on investments and foreign currencies	(19,311,547)	33,740,759	(4,717,102)	16,335,837	(14,870,274)	55,595,542
Net unrealized gain (loss) on investments and foreign currencies	(52,653,457)	90,497,773	(6,555,874)	4,488,474	(28,938,294)	18,628,962
Net increase (decrease) in net assets resulting from operations	(74,636,580)	118,369,942	(11,744,480)	20,040,927	(45,361,516)	69,928,227
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	—	—	—	—	—	—
Net investment income (Class B)	—	—	—	—	—	—
Net investment income (Class C)	—	—	—	—	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(15,142,078)	—	(14,361,150)	(2,766,199)	(37,811,051)	(31,225,779)
Net realized gain on investments (Class B)	(2,036,670)	—	(230,969)	(28,757)	(5,210,847)	(5,106,117)
Net realized gain on investments (Class C)	(2,505,094)	—	(920,224)	(125,800)	(10,561,605)	(10,159,413)
Net realized gain on investments (Class I)	—	—	—	(1,079)	(1,990,792)	(979,833)
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	(19,683,842)	—	(15,512,343)	(2,921,835)	(55,574,295)	(47,471,142)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(18,760,630)	69,712,147	9,557,847	8,037,269	35,652,944	(15,607,917)
Total increase (decrease) in net assets	(113,081,052)	188,082,089	(17,698,976)	25,156,361	(65,282,867)	6,849,168
NET ASSETS:
Beginning of period	594,412,850	406,330,761	103,483,911	78,327,550	355,933,379	349,084,211
End of period*	$481,331,798	$594,412,850	$85,784,935	$103,483,911	$290,650,512	$355,933,379
*Includes accumulated undistributed net investment income (loss)	$(2,728,033)	$(56,457)	$(472,828)	$(1,324)	$(1,570,652)	$(17,704)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Large-Cap Value Portfolio		Focused Value Portfolio		Focused Mid-Cap Value Portfolio
	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$281,642	$2,458,069	$1,200,909	$1,734,171	$(126,635)	$(350,881)
Net realized gain (loss) on investments and foreign currencies	(2,909,620)	116,827,983	3,630,740	138,997,093	(2,480,118)	6,015,189
Net unrealized gain (loss) on investments and foreign currencies	(18,583,512)	(57,240,179)	(118,074,978)	(8,636,670)	(18,233,050)	13,933,091
Net increase (decrease) in net assets resulting from operations	(21,211,490)	62,045,873	(113,243,329)	132,094,594	(20,839,803)	19,597,399
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	(911,518)	(2,828,660)	(2,062,421)	(1,474,414)	—	(249,157)
Net investment income (Class B)	(6,676)	(19,700)	—	(51,286)	—	—
Net investment income (Class C)	(16,980)	(45,377)	—	(60,362)	—	—
Net investment income (Class I)	—	—	—	—	—	(127)
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(43,643,319)	(54,082,936)	(75,217,664)	(20,241,781)	(5,063,600)	(2,751,584)
Net realized gain on investments (Class B)	(6,626,044)	(3,625,229)	(26,933,264)	(13,110,647)	(98,630)	(43,492)
Net realized gain on investments (Class C)	(16,853,469)	(8,350,402)	(38,939,031)	(15,430,925)	(516,416)	(131,445)
Net realized gain on investments (Class I)	—	—	—	—	—	(1,110)
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	(68,058,006)	(68,952,304)	(143,152,380)	(50,369,415)	(5,678,646)	(3,176,915)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	35,876,476	(346,207,952)	64,900,426	122,018,697	1,037,510	6,804,548
Total increase (decrease) in net assets	(53,393,020)	(353,114,383)	(191,495,283)	203,743,876	(25,480,939)	23,225,032
NET ASSETS:
Beginning of period	234,118,451	587,232,834	831,191,898	627,448,022	104,389,553	81,164,521
End of period*	$180,725,431	$234,118,451	$639,696,615	$831,191,898	$78,908,614	$104,389,553
*Includes accumulated undistributed net investment income (loss)	$246,055	$899,587	$(204,577)	$656,935	$(132,405)	$(5,770)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Small-Cap Value Portfolio		Focused Growth and Income Portfolio		Focused International Equity Portfolio
	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$183,730	$(1,764,198)	$(303,232)	$(1,452,913)	$1,578,692	$1,030,095
Net realized gain (loss) on investments and foreign currencies	(7,946,767)	29,234,695	(32,397,863)	75,356,713	20,685,203	54,946,629
Net unrealized gain (loss) on investments and foreign currencies	(16,962,797)	(3,415,212)	(54,536,927)	(5,160,846)	(62,477,052)	16,332,475
Net increase (decrease) in net assets resulting from operations	(24,725,834)	24,055,285	(87,238,022)	68,742,954	(40,213,157)	72,309,199
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	—	—	—	—	—	(570,082)
Net investment income (Class B)	—	—	—	—	—	—
Net investment income (Class C)	—	—	—	—	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(15,601,518)	(16,252,880)	(51,892,950)	(7,143,936)	(44,903,467)	(37,398,625)
Net realized gain on investments (Class B)	(3,321,422)	(3,703,691)	(8,087,567)	(2,488,394)	(2,949,090)	(2,666,442)
Net realized gain on investments (Class C)	(6,869,953)	(7,368,512)	(17,465,319)	(4,179,840)	(6,736,004)	(5,886,483)
Net realized gain on investments (Class I)	—	—	—	—	—	—
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	(25,792,893)	(27,325,083)	(77,445,836)	(13,812,170)	(54,588,561)	(46,521,632)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(10,328,832)	(94,334,613)	(1,946,098)	204,479,376	20,316,818	27,379,826
Total increase (decrease) in net assets	(60,847,559)	(97,604,411)	(166,629,956)	259,410,160	(74,484,900)	53,167,393
NET ASSETS:
Beginning of period	282,935,444	380,539,855	612,199,638	352,789,478	396,003,397	342,836,004
End of period*	$222,087,885	$282,935,444	$445,569,682	$612,199,638	$321,518,497	$396,003,397
*Includes accumulated undistributed net investment income (loss)	$152,652	$(31,078)	$(338,255)	$(35,023)	$2,924,659	$1,345,967

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Technology Portfolio		Focused Dividend Strategy Portfolio		Focused StarALPHA Portfolio
	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the year ended October 31, 2007	For the six months ended April 30, 2008 (unaudited)	For the period May 3, 2007@ through October 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(608,089)	$(1,577,528)	$2,753,545	$4,185,490	$(459,955)	$(145,612)
Net realized gain (loss) on investments and foreign currencies	(3,668,676)	16,326,305	(4,513,936)	32,739,661	(9,216,950)	(326,799)
Net unrealized gain (loss) on investments and foreign currencies	(8,705,045)	2,450,054	(24,516,314)	(2,706,073)	(15,377,541)	10,497,884
Net increase (decrease) in net assets resulting from operations	(12,981,810)	17,198,831	(26,276,705)	34,219,078	(25,054,446)	10,025,473
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	—	—	(1,136,304)	(1,512,095)	(65,544)	—
Net investment income (Class B)	—	—	(627,825)	(766,050)	—	—
Net investment income (Class C)	—	—	(1,407,406)	(1,639,185)	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	—	—	(10,583,126)	(5,961,669)	—	—
Net realized gain on investments (Class B)	—	—	(6,844,548)	(4,173,108)	—	—
Net realized gain on investments (Class C)	—	—	(15,309,450)	(8,588,705)	—	—
Net realized gain on investments (Class I)	—	—	—	—	—	—
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	—	—	(35,908,659)	(22,640,812)	(65,544)	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(5,195,451)	(18,300,899)	11,017,120	(12,003,400)	15,642,564	140,317,386
Total increase (decrease) in net assets	(18,177,261)	(1,102,068)	(51,168,244)	(425,134)	(9,477,426)	150,342,859
NET ASSETS:
Beginning of period	82,632,959	83,735,027	191,158,925	191,584,059	150,342,859	—
End of period*	$64,455,698	$82,632,959	$139,990,681	$191,158,925	$140,865,433	$150,342,859
*Includes accumulated undistributed net investment income (loss)	$(618,659)	$(10,570)	$88,105	$506,095	$(537,248)	$(11,749)

@ Commencement of operations

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(7)		Ratio of net investment income (loss) to average net assets(7)		Port- folio Turn- over
FOCUSED EQUITY STRATEGY PORTFOLIO
	Class A
11/08/02-10/31/03(5)	$12.50	$(0.03)	$3.49	$3.46	$(0.02)	$—	$—	$(0.02)	$15.94	27.72%	$50,347	0.25	%(3)(4)	(0.25	)%(3)(4)	7%
10/31/04	15.94	(0.03)	0.76	0.73	—	—	(0.00)	(0.00)	16.67	4.60	161,243	0.19	(4)	(0.17	)(4)	2
10/31/05	16.67	(0.02)	2.22	2.20	(0.21)	—	(0.06)	(0.27)	18.60	13.28	184,509	0.20	(4)	(0.09	)(4)	13
10/31/06	18.60	0.02	2.03	2.05	(0.32)	—	(0.78)	(1.10)	19.55	11.41	199,098	0.17	(4)	0.09	(4)	28
10/31/07	19.55	0.02	3.45	3.47	(0.56)	—	(1.14)	(1.70)	21.32	18.95	196,206	0.17		0.09		87
04/30/08(8)	21.32	(0.00)	(2.42)	(2.42)	(0.61)	—	(3.79)	(4.40)	14.50	(12.84)	156,992	0.19	(3)	0.00	(3)	1
	Class B
11/08/02-10/31/03(5)	$12.50	$(0.11)	$3.46	$3.35	$(0.01)	$—	$—	$(0.01)	$15.84	26.81%	$30,942	0.90	%(3)(4)	(0.90	)%(3)(4)	7%
10/31/04	15.84	(0.13)	0.75	0.62	—	—	(0.00)	(0.00)	16.46	3.93	94,156	0.85	(4)	(0.83	)(4)	2
10/31/05	16.46	(0.15)	2.21	2.06	(0.10)	—	(0.06)	(0.16)	18.36	12.58	113,602	0.87	(4)	(0.81	)(4)	13
10/31/06	18.36	(0.11)	2.01	1.90	(0.21)	—	(0.78)	(0.99)	19.27	10.63	127,528	0.83	(4)	(0.58	)(4)	28
10/31/07	19.27	(0.12)	3.42	3.30	(0.44)	—	(1.14)	(1.58)	20.99	18.20	124,754	0.83		(0.61)		87
04/30/08(8)	20.99	(0.05)	(2.39)	(2.44)	(0.48)	—	(3.79)	(4.27)	14.28	(13.12)	97,314	0.84	(3)	(0.62	)(3)	1
	Class C†
11/08/02-10/31/03(5)	$12.50	$(0.11)	$3.45	$3.34	$(0.01)	$—	$—	$(0.01)	$15.83	26.73%	$96,094	0.90	%(3)(4)	(0.90	)%(3)(4)	7%
10/31/04	15.83	(0.13)	0.76	0.63	—	—	(0.00)	(0.00)	16.46	4.00	263,636	0.82	(4)	(0.79	)(4)	2
10/31/05	16.46	(0.13)	2.19	2.06	(0.10)	—	(0.06)	(0.16)	18.36	12.58	298,568	0.84	(4)	(0.75	)(4)	13
10/31/06	18.36	(0.10)	2.01	1.91	(0.21)	—	(0.78)	(0.99)	19.28	10.68	320,130	0.81	(4)	(0.52	)(4)	28
10/31/07	19.28	(0.11)	3.41	3.30	(0.44)	—	(1.14)	(1.58)	21.00	18.19	309,753	0.81		(0.55)		87
04/30/08(8)	21.00	(0.04)	(2.40)	(2.44)	(0.48)	—	(3.79)	(4.27)	14.29	(13.11)	227,762	0.82	(3)	(0.46	)(3)	1
	Class I
02/23/04-10/31/04(6)	$17.20	$(0.03)	$(0.50)	$(0.53)	$—	$—	$—	$—	$16.67	(3.08)%	$5,741	0.15	%(3)(4)	(0.19	)%(3)(4)	2%
10/31/05	16.67	(0.01)	2.22	2.21	(0.23)	—	(0.06)	(0.29)	18.59	13.33	6,035	0.15	(4)	(0.08	)(4)	13
10/31/06	18.59	0.15	1.91	2.06	(0.33)	—	(0.78)	(1.11)	19.54	11.45	3,434	0.15	(4)	0.79	(4)	28
10/31/07	19.54	0.15	3.33	3.48	(0.58)	—	(1.14)	(1.72)	21.30	19.02	2,394	0.15	(4)	0.74	(4)	87
04/30/08(8)	21.30	(0.01)	(2.42)	(2.43)	(0.62)	—	(3.79)	(4.41)	14.46	(12.87)	2,018	0.15	(3)(4)	(0.10	)(3)(4)	1

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(3)(8)
Focused Equity Strategy A	0.36%	(0.02)%	(0.01)%	(0.00)%	—%	—%
Focused Equity Strategy B	0.42	(0.02)	(0.01)	(0.00)	—	—
Focused Equity Strategy C†	0.18	0.00	(0.01)	(0.00)	—	—
Focused Equity Strategy I	—	0.26	0.10	0.27	0.15	0.46

(5)  Commencement of operations

(6)  Inception date of class.

(7)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(8)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(6)		Ratio of net investment income (loss) to average net assets(6)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
	Class A
11/08/02-10/31/03(5)	$12.50	$0.02	$2.58	$2.60	$(0.03)	$—	$—	$(0.03)	$15.07	20.82%	$57,362	0.25	%(3)(4)	0.16	%(3)(4)	0%
10/31/04	15.07	0.08	0.89	0.97	(0.05)	—	(0.00)	(0.05)	15.99	6.48	161,187	0.20	(4)	0.49	(4)	0
10/31/05	15.99	0.08	1.71	1.79	(0.22)	—	(0.01)	(0.23)	17.55	11.20	225,664	0.20	(4)	0.51	(4)	1
10/31/06	17.55	0.16	2.08	2.24	(0.32)	—	(0.16)	(0.48)	19.31	12.99	274,699	0.17	(4)	0.87	(4)	16
10/31/07	19.31	0.16	2.81	2.97	(0.44)	—	(1.02)	(1.46)	20.82	16.31	304,984	0.17		0.85		37
04/30/08(7)	20.82	0.09	(1.82)	(1.73)	(0.70)	—	(3.25)	(3.95)	15.14	(9.25)	253,896	0.18	(3)	1.17	(3)	1
	Class B
11/08/02-10/31/03(5)	$12.50	$(0.06)	$2.57	$2.51	$(0.02)	$—	$—	$(0.02)	$14.99	20.07%	$41,762	0.90	%(3)(4)	(0.50	)%(3)(4)	0%
10/31/04	14.99	(0.02)	0.89	0.87	—	—	(0.00)	(0.00)	15.86	5.81	98,520	0.84	(4)	(0.14	)(4)	0
10/31/05	15.86	(0.03)	1.68	1.65	(0.12)	—	(0.01)	(0.13)	17.38	10.37	135,585	0.86	(4)	(0.17	)(4)	1
10/31/06	17.38	0.04	2.07	2.11	(0.21)	—	(0.16)	(0.37)	19.12	12.32	163,010	0.82	(4)	0.20	(4)	16
10/31/07	19.12	0.04	2.78	2.82	(0.32)	—	(1.02)	(1.34)	20.60	15.56	175,763	0.82		0.22		37
04/30/08(7)	20.60	0.04	(1.81)	(1.77)	(0.57)	—	(3.25)	(3.82)	15.01	(9.55)	148,852	0.83	(3)	0.50	(3)	1
	Class C†
11/08/02-10/31/03(5)	$12.50	$(0.06)	$2.57	$2.51	$(0.02)	$—	$—	$(0.02)	$14.99	20.07%	$113,247	0.90	%(3)(4)	(0.48	)%(3)(4)	0%
10/31/04	14.99	(0.02)	0.89	0.87	—	—	(0.00)	(0.00)	15.86	5.81	282,018	0.82	(4)	(0.12	)(4)	0
10/31/05	15.86	(0.02)	1.68	1.66	(0.12)	—	(0.01)	(0.13)	17.39	10.44	359,119	0.84	(4)	(0.11	)(4)	1
10/31/06	17.39	0.04	2.06	2.10	(0.21)	—	(0.16)	(0.37)	19.12	12.25	414,635	0.81		0.23		16
10/31/07	19.12	0.05	2.78	2.83	(0.32)	—	(1.02)	(1.34)	20.61	15.62	425,720	0.80		0.27		37
04/30/08(7)	20.61	0.04	(1.81)	(1.77)	(0.57)	—	(3.25)	(3.82)	15.02	(9.55)	353,915	0.81	(3)	0.53	(3)	1

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06
Focused Multi-Asset Strategy A	0.25%	(0.02)%	(0.01)%	(0.00)%
Focused Multi-Asset Strategy B	0.27	(0.02)	(0.02)	(0.00)
Focused Multi-Asset Strategy C†	0.12	0.00	(0.02)	—

(5)  Commencement of operations

(6)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(7)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(7)		Ratio of net investment income (loss) to average net assets(7)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
	Class A
11/08/02-10/31/03(5)	$12.50	$0.05	$2.41	$2.46	$(0.06)	$0.00	$—	$(0.06)	$14.90	19.75%	$54,459	0.25	%(3)(4)	0.43	%(3)(4)	2%
10/31/04	14.90	0.15	0.56	0.71	(0.20)	—	(0.00)	(0.20)	15.41	4.78	130,851	0.20	(4)	0.99	(4)	9
10/31/05	15.41	0.18	1.23	1.41	(0.30)	—	(0.17)	(0.47)	16.35	9.23	144,668	0.19	(4)	1.10	(4)	14
10/31/06	16.35	0.25	1.22	1.47	(0.43)	—	(0.66)	(1.09)	16.73	9.31	143,157	0.17		1.55		30
10/31/07	16.73	0.27	1.97	2.24	(0.58)	—	(0.65)	(1.23)	17.74	14.09	147,508	0.17		1.61		60
04/30/08(8)	17.74	0.16	(1.27)	(1.11)	(0.50)	—	(2.26)	(2.76)	13.87	(6.73)	130,187	0.19	(3)	2.26	(3)	2
	Class B
11/08/02-10/31/03(5)	$12.50	$(0.02)	$2.39	$2.37	$(0.03)	$0.00	$—	$(0.03)	$14.84	18.98%	$48,183	0.90	%(3)(4)	(0.20	)%(3)(4)	2%
10/31/04	14.84	0.05	0.56	0.61	(0.06)	—	(0.00)	(0.06)	15.39	4.09	108,591	0.85	(4)	0.33	(4)	9
10/31/05	15.39	0.07	1.23	1.30	(0.20)	—	(0.17)	(0.37)	16.32	8.47	114,867	0.85	(4)	0.44	(4)	14
10/31/06	16.32	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.70	8.61	110,559	0.83		0.92		30
10/31/07	16.70	0.17	1.96	2.13	(0.47)	—	(0.65)	(1.12)	17.71	13.37	103,744	0.83		1.01		60
04/30/08(8)	17.71	0.12	(1.28)	(1.16)	(0.45)	—	(2.26)	(2.71)	13.84	(7.06)	86,556	0.84	(3)	1.66	(3)	2
	Class C†
11/08/02-10/31/03(5)	$12.50	$(0.02)	$2.40	$2.38	$(0.03)	$0.00	$—	$(0.03)	$14.85	19.06%	$102,550	0.90	%(3)(4)	0.19	%(3)(4)	2%
10/31/04	14.85	0.06	0.56	0.62	(0.06)	—	(0.00)	(0.06)	15.41	4.16	198,590	0.84	(4)	0.38	(4)	9
10/31/05	15.41	0.08	1.23	1.31	(0.20)	—	(0.17)	(0.37)	16.35	8.52	212,036	0.83	(4)	0.48	(4)	14
10/31/06	16.35	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.73	8.60	205,830	0.81		0.93		30
10/31/07	16.73	0.18	1.95	2.13	(0.47)	—	(0.65)	(1.12)	17.74	13.35	191,695	0.81		1.05		60
04/30/08(8)	17.74	0.12	(1.28)	(1.16)	(0.45)	—	(2.26)	(2.71)	13.87	(7.04)	162,716	0.82	(3)	1.67	(3)	2
	Class I
02/23/04-10/31/04(6)	$15.72	$0.12	$(0.32)	$(0.20)	$(0.11)	$—	$—	$(0.11)	$15.41	(1.26)%	$13,304	0.15	%(3)(4)	0.75	%(3)(4)	9%
10/31/05	15.41	0.17	1.24	1.41	(0.31)	—	(0.17)	(0.48)	16.34	9.22	14,889	0.15	(4)	1.08	(4)	14
10/31/06	16.34	0.44	1.03	1.47	(0.43)	—	(0.66)	(1.09)	16.72	9.34	5,772	0.15	(4)	2.53	(4)	30
10/31/07	16.72	0.41	1.84	2.25	(0.59)	—	(0.65)	(1.24)	17.73	14.16	3,002	0.15	(4)	2.41	(4)	60
04/30/08(8)	17.73	0.16	(1.26)	(1.10)	(0.51)	—	(2.26)	(2.77)	13.86	(6.71)	2,650	0.15	(3)(4)	2.28	(3)(4)	2

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(3)(8)
Focused Balanced Strategy A	0.21%	(0.03)%	0.00%	—%	—%	—%
Focused Balanced Strategy B	0.18	(0.02)	(0.01)	—	—	—
Focused Balanced Strategy C†	0.09	0.00	(0.01)	—	—	—
Focused Balanced Strategy I	—	0.11	0.03	0.16	0.18	0.20

(5)  Commencement of operations

(6)  Inception date of class.

(7)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(8)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(6)		Ratio of net investment income (loss) to average net assets(6)		Port- folio Turn- over
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
	Class A
11/08/02-10/31/03(5)	$12.50	$0.20	$1.23	$1.43	$(0.18)	$—	$—	$(0.18)	$13.75	11.57%	$26,426	0.25	%(3)(4)	1.64	%(3)(4)	6%
10/31/04	13.75	0.33	0.25	0.58	(0.36)	—	(0.01)	(0.37)	13.96	4.22	38,251	0.22	(4)	2.40	(4)	17
10/31/05	13.96	0.35	0.46	0.81	(0.37)	—	(0.31)	(0.68)	14.09	5.87	28,583	0.25	(4)	2.44	(4)	11
10/31/06	14.09	0.43	0.59	1.02	(0.50)	—	(0.45)	(0.95)	14.16	7.58	23,337	0.25	(4)	3.09	(4)	49
10/31/07	14.16	0.42	0.84	1.26	(0.54)	—	(0.37)	(0.91)	14.51	9.28	22,365	0.25	(4)	3.00	(4)	51
04/30/08(7)	14.51	0.22	(0.76)	(0.54)	(0.28)	—	(1.04)	(1.32)	12.65	(3.90)	21,994	0.25	(3)(4)	3.46	(3)(4)	11
	Class B
11/08/02-10/31/03(5)	$12.50	$0.12	$1.23	$1.35	$(0.11)	$—	$—	$(0.11)	$13.74	10.88%	$11,562	0.90	%(3)(4)	1.02	%(3)(4)	6%
10/31/04	13.74	0.24	0.24	0.48	(0.26)	—	(0.01)	(0.27)	13.95	3.44	16,053	0.90	(4)	1.70	(4)	17
10/31/05	13.95	0.25	0.47	0.72	(0.28)	—	(0.31)	(0.59)	14.08	5.18	16,198	0.90	(4)	1.79	(4)	11
10/31/06	14.08	0.33	0.59	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	14,267	0.90	(4)	2.33	(4)	49
10/31/07	14.14	0.34	0.82	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	12,774	0.90	(4)	2.40	(4)	51
04/30/08(7)	14.49	0.18	(0.77)	(0.59)	(0.23)	—	(1.04)	(1.27)	12.63	(4.22)	12,330	0.90	(3)(4)	2.80	(3)(4)	11
	Class C†
11/08/02-10/31/03(5)	$12.50	$0.13	$1.22	$1.35	$(0.11)	$—	$—	$(0.11)	$13.74	10.88%	$21,880	0.90	%(3)(4)	1.08	%(3)(4)	6%
10/31/04	13.74	0.24	0.24	0.48	(0.26)	—	(0.01)	(0.27)	13.95	3.51	34,981	0.88	(4)	1.73	(4)	17
10/31/05	13.95	0.25	0.47	0.72	(0.28)	—	(0.31)	(0.59)	14.08	5.18	29,116	0.90	(4)	1.80	(4)	11
10/31/06	14.08	0.32	0.60	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	27,150	0.90	(4)	2.32	(4)	49
10/31/07	14.14	0.33	0.83	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	23,233	0.90	(4)	2.32	(4)	51
04/30/08(7)	14.49	0.18	(0.77)	(0.59)	(0.23)	—	(1.04)	(1.27)	12.63	(4.22)	22,484	0.90	(3)(4)	2.82	(3)(4)	11

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(3)(7)
Focused Fixed Income and Equity Strategy A	0.53%	(0.02)%	(0.03)%	0.03%	0.04%	0.08%
Focused Fixed Income and Equity Strategy B	0.71	(0.02)	(0.00)	0.06	0.07	0.11
Focused Fixed Income and Equity Strategy C†	0.52	0.01	(0.01)	0.02	0.04	0.08

(5)  Commencement of operations

(6)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(7)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(4)(6)		Ratio of net investment income (loss) to average net assets(4)(6)		Port- folio Turn- over
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
	Class A
11/08/02-10/31/03(5)	$12.50	$0.30	$0.46	$0.76	$(0.30)	$—	$—	$(0.30)	$12.96	6.35%		$8,400	0.25	%(3)	2.52	%(3)	66%
10/31/04	12.96	0.42	0.25	0.67	(0.50)	—	(0.11)	(0.61)	13.02	5.29		8,921	0.25		3.27		55
10/31/05	13.02	0.43	(0.07)	0.36	(0.43)	—	(0.24)	(0.67)	12.71	2.78		10,109	0.25		3.35		22
10/31/06	12.71	0.53	0.39	0.92	(0.54)	—	(0.11)	(0.65)	12.98	7.52		7,650	0.25		4.14		63
10/31/07	12.98	0.53	0.27	0.80	(0.52)	—	(0.00)	(0.52)	13.26	6.38		8,520	0.25		4.05		61
04/30/08(8)	13.26	0.26	(0.24)	0.02	(0.27)	—	(0.53)	(0.80)	12.48	0.16	(7)	9,737	0.25	(3)	4.29	(3)	115
	Class B
11/08/02-10/31/03(5)	$12.50	$0.23	$0.46	$0.69	$(0.23)	$—	$—	$(0.23)	$12.96	5.69%		$6,033	0.90	%(3)	1.94	%(3)	66%
10/31/04	12.96	0.33	0.25	0.58	(0.42)	—	(0.11)	(0.53)	13.01	4.61		8,157	0.90		2.62		55
10/31/05	13.01	0.35	(0.08)	0.27	(0.34)	—	(0.24)	(0.58)	12.70	2.12		7,436	0.90		2.69		22
10/31/06	12.70	0.44	0.40	0.84	(0.46)	—	(0.11)	(0.57)	12.97	6.82		5,903	0.90		3.48		63
10/31/07	12.97	0.45	0.27	0.72	(0.44)	—	(0.00)	(0.44)	13.25	5.69		5,399	0.90		3.41		61
04/30/08(8)	13.25	0.23	(0.25)	(0.02)	(0.23)	—	(0.53)	(0.76)	12.47	(0.16	)(7)	5,155	0.90	(3)	3.65	(3)	115
	Class C†
11/08/02-10/31/03(5)	$12.50	$0.22	$0.47	$0.69	$(0.23)	$—	$—	$(0.23)	$12.96	5.69%		$10,537	0.90	%(3)	1.89	%(3)	66%
10/31/04	12.96	0.31	0.27	0.58	(0.43)	—	(0.11)	(0.54)	13.00	4.55		20,730	0.90		2.51		55
10/31/05	13.00	0.35	(0.07)	0.28	(0.34)	—	(0.24)	(0.58)	12.70	2.20		14,010	0.90		2.68		22
10/31/06	12.70	0.46	0.37	0.83	(0.46)	—	(0.11)	(0.57)	12.96	6.74		9,806	0.90		3.50		63
10/31/07	12.96	0.44	0.29	0.73	(0.44)	—	(0.00)	(0.44)	13.25	5.78		8,870	0.90		3.41		61
04/30/08(8)	13.25	0.23	(0.26)	(0.03)	(0.23)	—	(0.53)	(0.76)	12.46	(0.24	)(7)	8,781	0.90	(3)	3.68	(3)	115

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(3)(7)
Focused Fixed Income Strategy A	0.90%	0.14%	0.13%	0.27%	0.30%	0.34%
Focused Fixed Income Strategy B	1.00	0.14	0.18	0.35	0.39	0.43
Focused Fixed Income Strategy C†	0.60	0.08	0.09	0.26	0.28	0.38

(5)  Commencement of operations

(6)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(7)  The Portfolio's performance figure was increased by 0.48% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions. (See Note 3)

(8)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP GROWTH PORTFOLIO
	Class A
10/31/03	$12.81	$(0.12)	$3.97	$3.85	$—	$—	$—	$—	$16.66	30.05%	$514,908	1.58	%(4)	(0.83	)%(4)	81%
10/31/04	16.66	(0.15)	(0.67)	(0.82)	—	—	—	—	15.84	(4.92)	719,460	1.58	(4)	(0.93	)(4)	110
10/31/05	15.84	0.01	1.96	1.97	—	—	—	—	17.81	12.44	724,610	1.52	(4)	(0.01	)(4)	125
10/31/06	17.81	(0.13)	0.20	0.07	—	—	—	—	17.88	0.39	698,801	1.52	(4)	(0.74	)(4)	172
10/31/07	17.88	(0.13)	4.22	4.09	—	—	—	—	21.97	22.87	395,800	1.54	(3)(4)	(0.68	)(3)(4)	146
04/30/08(5)	21.97	(0.04)	(1.90)	(1.94)	—	—	—	—	20.03	(8.83)	329,005	1.56	(3)(6)	(0.43	)(3)(6)	40
	Class B
10/31/03	$12.44	$(0.20)	$3.83	$3.63	$—	$—	$—	$—	$16.07	29.18%	$502,311	2.22	%(4)	(1.47	)%(4)	81%
10/31/04	16.07	(0.25)	(0.63)	(0.88)	—	—	—	—	15.19	(5.48)	425,461	2.23	(4)	(1.59	)(4)	110
10/31/05	15.19	(0.09)	1.85	1.76	—	—	—	—	16.95	11.59	342,067	2.20	(4)	(0.62	)(4)	125
10/31/06	16.95	(0.24)	0.20	(0.04)	—	—	—	—	16.91	(0.24)	218,894	2.20	(4)	(1.42	)(4)	172
10/31/07	16.91	(0.26)	3.98	3.72	—	—	—	—	20.63	22.00	125,350	2.23	(3)(4)	(1.39	)(3)(4)	146
04/30/08(5)	20.63	(0.10)	(1.79)	(1.89)	—	—	—	—	18.74	(9.16)	99,936	2.22	(3)(6)	(1.08	)(3)(6)	40
	Class C†
10/31/03	$12.44	$(0.20)	$3.83	$3.63	$—	$—	$—	$—	$16.07	29.18%	$539,786	2.21	%(4)	(1.45	)%(4)	81%
10/31/04	16.07	(0.25)	(0.63)	(0.88)	—	—	—	—	15.19	(5.48)	489,636	2.22	(4)	(1.59	)(4)	110
10/31/05	15.19	(0.09)	1.86	1.77	—	—	—	—	16.96	11.65	398,270	2.18	(4)	(0.60	)(4)	125
10/31/06	16.96	(0.24)	0.20	(0.04)	—	—	—	—	16.92	(0.24)	289,503	2.18	(4)	(1.40	)(4)	172
10/31/07	16.92	(0.25)	3.98	3.73	—	—	—	—	20.65	22.05	232,637	2.20	(3)(4)	(1.36	)(3)(4)	146
04/30/08(5)	20.65	(0.10)	(1.78)	(1.88)	—	—	—	—	18.77	(9.10)	189,200	2.20	(3)(6)	(1.07	)(3)(6)	40
	Class Z
10/31/03	$12.97	$(0.03)	$4.01	$3.98	$—	$—	$—	$—	$16.95	30.69%	$72,196	0.98	%(4)	(0.22	)%(4)	81%
10/31/04	16.95	(0.05)	(0.68)	(0.73)	—	—	—	—	16.22	(4.31)	74,811	1.00	(4)	(0.37	)(4)	110
10/31/05	16.22	0.11	2.00	2.11	—	—	—	—	18.33	13.01	80,415	0.93	(4)	0.57	(4)	125
10/31/06	18.33	(0.02)	0.21	0.19	—	—	—	—	18.52	1.04	80,266	0.94	(4)	(0.16	)(4)	172
10/31/07	18.52	(0.02)	4.39	4.37	—	—	—	—	22.89	23.60	91,157	0.94	(3)(4)	(0.11	)(3)(4)	146
04/30/08(5)	22.89	0.01	(1.98)	(1.97)	—	—	—	—	20.92	(8.61)	102,507	0.94	(3)(6)	0.13	(3)(6)	40

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements/fee waivers (based on average net assets):

	10/31/07	04/30/08(5)(6)
Focused Large-Cap Growth A	0.00%	0.01%
Focused Large-Cap Growth B	0.00	0.01
Focused Large-Cap Growth C†	0.00	0.01
Focused Large-Cap Growth Z	0.00	0.01

(4)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07
Focused Large-Cap Growth A	0.03%	0.05%	0.05%	0.04%	0.02%
Focused Large-Cap Growth B	0.03	0.05	0.06	0.04	0.02
Focused Large-Cap Growth C†	0.03	0.05	0.06	0.04	0.02
Focused Large-Cap Growth Z	0.03	0.05	0.05	0.04	0.02

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED GROWTH PORTFOLIO
	Class A
10/31/03	$13.35	$(0.18)	$3.69	$3.51	$—	$—	$—	$—	$16.86	26.29%	$127,425	1.72%		(1.30)%		100%
10/31/04	16.86	(0.21)	1.33	1.12	—	—	—	—	17.98	6.64	188,725	1.72	(4)	(1.24	)(4)	128
10/31/05	17.98	(0.24)	4.28	4.04	—	—	—	—	22.02	22.47	264,942	1.72	(4)	(1.16	)(4)	138
10/31/06	22.02	(0.21)	2.36	2.15	—	—	—	—	24.17	9.76	279,580	1.72	(4)	(0.92	)(4)	115
10/31/07	24.17	(0.30)	7.11	6.81	—	—	—	—	30.98	28.18	466,805	1.69	(4)	(1.14	)(4)	219
04/30/08(5)	30.98	(0.12)	(3.62)	(3.74)	—	—	(1.01)	(1.01)	26.23	(12.36)	373,227	1.70	(4)(6)	(0.94	)(4)(6)	65
	Class B
10/31/03	$12.72	$(0.26)	$3.50	$3.24	$—	$—	$—	$—	$15.96	25.47%	$130,904	2.37%		(1.94)%		100%
10/31/04	15.96	(0.32)	1.27	0.95	—	—	—	—	16.91	5.95	96,978	2.37	(4)	(1.91	)(4)	128
10/31/05	16.91	(0.35)	4.02	3.67	—	—	—	—	20.58	21.70	85,580	2.37	(4)	(1.81	)(4)	138
10/31/06	20.58	(0.34)	2.20	1.86	—	—	—	—	22.44	9.04	68,419	2.37	(4)	(1.56	)(4)	115
10/31/07	22.44	(0.44)	6.57	6.13	—	—	—	—	28.57	27.32	58,602	2.37	(4)	(1.80	)(4)	219
04/30/08(5)	28.57	(0.19)	(3.34)	(3.53)	—	—	(1.01)	(1.01)	24.03	(12.67)	48,390	2.37	(4)(6)	(1.61	)(4)(6)	65
	Class C†
10/31/03	$12.72	$(0.26)	$3.50	$3.24	$—	$—	$—	$—	$15.96	25.47%	$45,985	2.37%		(1.94)%		100%
10/31/04	15.96	(0.31)	1.26	0.95	—	—	—	—	16.91	5.95	46,693	2.37	(4)	(1.90	)(4)	128
10/31/05	16.91	(0.35)	4.01	3.66	—	—	—	—	20.57	21.64	57,291	2.37	(4)	(1.81	)(4)	138
10/31/06	20.57	(0.34)	2.20	1.86	—	—	—	—	22.43	9.04	58,332	2.37	(4)	(1.56	)(4)	115
10/31/07	22.43	(0.44)	6.58	6.14	—	—	—	—	28.57	27.37	69,006	2.37	(4)	(1.81	)(4)	219
04/30/08(5)	28.57	(0.19)	(3.34)	(3.53)	—	—	(1.01)	(1.01)	24.03	(12.67)	59,715	2.37	(4)(6)	(1.61	)(4)(6)	65

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Growth A	0.12%	0.06%	0.00%	(0.02)%	(0.01)%	—%
Focused Growth B	0.10	0.07	0.03	0.01	0.03	0.03
Focused Growth C†	0.12	0.07	0.01	0.00	(0.01)	(0.01)

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Growth A	—%	0.01%	0.00%	0.01%	0.01%	0.02%
Focused Growth B	—	0.01	0.00	0.01	0.01	0.02
Focused Growth C†	—	0.01	0.00	0.01	0.01	0.02

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED MID-CAP GROWTH PORTFOLIO
	Class A
08/03/05-10/31/05(5)	$12.50	$(0.03)	$(0.21)	$(0.24)	$—	$—	$—	$—	$12.26	(1.92)%	$35,945	1.72	(3)%	(1.06	)(3)%	19%
10/31/06	12.26	(0.06)	2.18	2.12	(0.02)	—	—	(0.02)	14.36	17.29	74,122	1.72	(6)	(0.48	)(6)	144
10/31/07	14.36	(0.13)	3.70	3.57	—	—	(0.54)	(0.54)	17.39	25.65	95,997	1.72	(6)	(0.92	)(6)	180
04/30/08(7)	17.39	(0.07)	(1.66)	(1.73)	—	—	(2.55)	(2.55)	13.11	(10.84)	78,504	1.72	(3)(6)	(1.03	)(3)(6)	68
	Class B
08/03/05-10/31/05(5)	$12.50	$(0.05)	$(0.21)	$(0.26)	$—	$—	$—	$—	$12.24	(2.08)%	$56	2.37	(3)%	(1.81	)(3)%	19%
10/31/06	12.24	(0.17)	2.19	2.02	—	—	—	—	14.26	16.50	763	2.37	(6)	(1.29	)(6)	144
10/31/07	14.26	(0.23)	3.66	3.43	—	—	(0.54)	(0.54)	17.15	24.82	1,472	2.37	(6)	(1.59	)(6)	180
04/30/08(7)	17.15	(0.11)	(1.64)	(1.75)	—	—	(2.55)	(2.55)	12.85	(11.15)	1,453	2.37	(3)(6)	(1.69	)(3)(6)	68
	Class C
08/03/05-10/31/05(5)	$12.50	$(0.04)	$(0.22)	$(0.26)	$—	$—	$—	$—	$12.24	(2.08)%	$105	2.37	(3)%	(1.91	)(3)%	19%
10/31/06	12.24	(0.17)	2.20	2.03	—	—	—	—	14.27	16.58	3,414	2.37	(6)	(1.30	)(6)	144
10/31/07	14.27	(0.23)	3.66	3.43	—	—	(0.54)	(0.54)	17.16	24.81	6,015	2.37	(6)	(1.58	)(6)	180
04/30/08(7)	17.16	(0.11)	(1.63)	(1.74)	—	—	(2.55)	(2.55)	12.87	(11.07)	5,828	2.37	(3)(6)	(1.69	)(3)(6)	68

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05(3)	10/31/06	10/31/07	04/30/08(3)(7)
Focused Mid-Cap Growth A	0.64%	(0.02)%	0.06%	0.02%
Focused Mid-Cap Growth B	131.64	2.82	0.79	0.50
Focused Mid-Cap Growth C	87.61	0.52	0.26	0.15

(5)  Commencement of operations

(6)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	04/30/08(3)(7)
Focused Mid-Cap Growth A	0.01%	0.06%	0.04%
Focused Mid-Cap Growth B	0.02	0.06	0.04
Focused Mid-Cap Growth C	0.02	0.06	0.04

(7)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP GROWTH PORTFOLIO
	Class A
10/31/03	$10.21	$(0.18)	$4.91	$4.73	$—	$—	$—	$—	$14.94	46.33%	$89,176	1.72	%(3)	(1.57	)%(3)	68%
10/31/04	14.94	(0.22)	0.96	0.74	—	—	—	—	15.68	4.95	203,813	1.72	(3)	(1.51	)(3)	101
10/31/05	15.68	(0.27)	2.55	2.28	—	—	—	—	17.96	14.54	222,190	1.72	(3)	(1.52	)(3)	82
10/31/06	17.96	(0.27)	2.67	2.40	—	—	(1.63)	(1.63)	18.73	13.62	232,720	1.70	(3)	(1.42	)(3)	68
10/31/07	18.73	(0.18)	3.90	3.72	—	—	(2.50)	(2.50)	19.95	21.95	245,208	1.67		(1.03)		95
04/30/08(5)	19.95	(0.07)	(2.22)	(2.29)	—	—	(3.05)	(3.05)	14.61	(12.71)	211,066	1.72	(3)(6)	(0.90	)(3)(6)	79
	Class B
10/31/03	$9.83	$(0.25)	$4.72	$4.47	$—	$—	$—	$—	$14.30	45.47%	$28,899	2.37	%(3)	(2.21	)%(3)	68%
10/31/04	14.30	(0.31)	0.92	0.61	—	—	—	—	14.91	4.27	35,101	2.37	(3)	(2.16	)(3)	101
10/31/05	14.91	(0.36)	2.42	2.06	—	—	—	—	16.97	13.82	37,563	2.37	(3)	(2.17	)(3)	82
10/31/06	16.97	(0.37)	2.52	2.15	—	—	(1.63)	(1.63)	17.49	12.88	36,587	2.37	(3)	(2.10	)(3)	68
10/31/07	17.49	(0.28)	3.60	3.32	—	—	(2.50)	(2.50)	18.31	21.13	32,424	2.37	(3)	(1.70	)(3)	95
04/30/08(5)	18.31	(0.10)	(2.03)	(2.13)	—	—	(3.05)	(3.05)	13.13	(13.01)	23,083	2.37	(3)(6)	(1.52	)(3)(6)	79
	Class C†
10/31/03	$9.81	$(0.25)	$4.70	$4.45	$—	$—	$—	$—	$14.26	45.36%	$51,886	2.37	%(3)	(2.22	)%(3)	68%
10/31/04	14.26	(0.31)	0.92	0.61	—	—	—	—	14.87	4.28	67,004	2.37	(3)	(2.16	)(3)	101
10/31/05	14.87	(0.36)	2.41	2.05	—	—	—	—	16.92	13.79	75,343	2.37	(3)	(2.17	)(3)	82
10/31/06	16.92	(0.37)	2.52	2.15	—	—	(1.63)	(1.63)	17.44	12.92	72,803	2.37	(3)	(2.10	)(3)	68
10/31/07	17.44	(0.28)	3.58	3.30	—	—	(2.50)	(2.50)	18.24	21.07	64,808	2.35	(3)	(1.68	)(3)	95
04/30/08(5)	18.24	(0.10)	(2.01)	(2.11)	—	—	(3.05)	(3.05)	13.08	(12.94)	47,016	2.37	(3)(6)	(1.52	)(3)(6)	79
	Class I
10/31/03	$10.30	$(0.17)	$4.96	$4.79	$—	$—	$—	$—	$15.09	46.50%	$8,126	1.62	%(3)	(1.46	)%(3)	68%
10/31/04	15.09	(0.22)	0.98	0.76	—	—	—	—	15.85	5.04	6,645	1.62	(3)	(1.41	)(3)	101
10/31/05	15.85	(0.25)	2.57	2.32	—	—	—	—	18.17	14.64	6,992	1.62	(3)	(1.42	)(3)	82
10/31/06	18.17	(0.25)	2.72	2.47	—	—	(1.63)	(1.63)	19.01	13.86	6,974	1.62	(3)	(1.37	)(3)	68
10/31/07	19.01	(0.20)	3.98	3.78	—	—	(2.50)	(2.50)	20.29	21.96	13,493	1.62	(3)	(1.10	)(3)	95
04/30/08(5)	20.29	(0.06)	(2.26)	(2.32)	—	—	(3.05)	(3.05)	14.92	(12.64)	9,486	1.62	(3)(6)	(0.75	)(3)(6)	79

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Small-Cap Growth A	0.18%	0.04%	(0.04)%	(0.02)%	—%	0.01%
Focused Small-Cap Growth B	0.28	0.09	0.03	0.02	0.03	0.10
Focused Small-Cap Growth C†	0.17	0.05	(0.02)	(0.02)	(0.00)	0.04
Focused Small-Cap Growth I	0.30	0.05	0.05	0.06	0.01	0.08

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Small-Cap Growth A	0.02%	0.02%	0.01%	0.00%	0.01%	0.02%
Focused Small-Cap Growth B	0.03	0.02	0.01	0.00	0.01	0.02
Focused Small-Cap Growth C†	0.03	0.02	0.01	0.00	0.01	0.02
Focused Small-Cap Growth I	0.03	0.02	0.01	0.00	0.01	0.02

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP VALUE PORTFOLIO
	Class A
10/31/03	$11.11	$0.04	$2.87	$2.91	$—	$—	$—	$—	$14.02	26.19%	$168,245	1.72	%(3)(4)	0.30	%(3)(4)	69%
10/31/04	14.02	0.06	0.67	0.73	(0.02)	—	—	(0.02)	14.73	5.21 (5)	368,353	1.72	(3)	0.44	(3)	47
10/31/05	14.73	0.05	2.14	2.19	(0.04)	—	(0.10)	(0.14)	16.78	14.90	437,074	1.65	(3)(4)	0.32	(3)(4)	122
10/31/06	16.78	0.09	2.30	2.39	(0.05)	—	(0.72)	(0.77)	18.40	14.70	484,952	1.64	(4)	0.55	(4)	133
10/31/07	18.40	0.13	1.86	1.99	(0.11)	—	(2.11)	(2.22)	18.17	11.64	152,128	1.67	(4)	0.69	(4)	185
04/30/08(6)	18.17	0.03	(1.35)	(1.32)	(0.11)	—	(5.37)	(5.48)	11.37	(9.35)	120,795	1.72	(3)(4)(7)	0.47	(3)(4)(7)	73
	Class B
10/31/03	$10.83	$(0.04)	$2.79	$2.75	$—	$—	$—	$—	$13.58	25.39%	$41,887	2.37	%(3)(4)	(0.35	)%(3)(4)	69%
10/31/04	13.58	(0.04)	0.65	0.61	—	—	—	—	14.19	4.49 (5)	44,263	2.37	(3)	(0.24	)(3)	47
10/31/05	14.19	(0.06)	2.05	1.99	—	—	(0.10)	(0.10)	16.08	14.06	36,286	2.37	(3)(4)	(0.41	)(3)(4)	122
10/31/06	16.08	(0.03)	2.20	2.17	—	—	(0.72)	(0.72)	17.53	13.90	31,106	2.37	(3)(4)	(0.19	)(3)(4)	133
10/31/07	17.53	(0.01)	1.79	1.78	(0.01)	—	(2.11)	(2.12)	17.19	10.91	22,719	2.36	(3)(4)	(0.10	)(3)(4)	185
04/30/08(6)	17.19	(0.01)	(1.27)	(1.28)	(0.01)	—	(5.37)	(5.38)	10.53	(9.73)	16,984	2.37	(3)(4)(7)	(0.18	)(3)(4)(7)	73
	Class C†
10/31/03	$10.85	$(0.04)	$2.79	$2.75	$—	$—	$—	$—	$13.60	25.35%	$56,935	2.37	%(3)(4)	(0.35	)%(3)(4)	69%
10/31/04	13.60	(0.04)	0.65	0.61	—	—	—	—	14.21	4.49 (5)	76,253	2.37	(3)	(0.23	)(3)	47
10/31/05	14.21	(0.07)	2.07	2.00	—	—	(0.10)	(0.10)	16.11	14.12	73,070	2.37	(3)(4)	(0.40	)(3)(4)	122
10/31/06	16.11	(0.02)	2.19	2.17	—	—	(0.72)	(0.72)	17.56	13.88	71,175	2.32	(3)(4)	(0.14	)(3)(4)	133
10/31/07	17.56	(0.02)	1.81	1.79	(0.01)	—	(2.11)	(2.12)	17.23	10.95	59,272	2.36	(4)	(0.10	)(4)	185
04/30/08(6)	17.23	(0.01)	(1.27)	(1.28)	(0.01)	—	(5.37)	(5.38)	10.57	(9.70)	42,946	2.37	(3)(4)(7)	(0.18	)(3)(4)(7)	73

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(6)(7)
Focused Large-Cap Value A	0.09%	(0.02)%	(0.01)%	—%	—%	0.01%
Focused Large-Cap Value B	0.11	0.01	(0.02)	(0.02)	0.05	0.10
Focused Large-Cap Value C†	0.08	0.01	(0.05)	(0.01)	—	0.03

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/05	10/31/06	10/31/07	04/30/08(6)(7)
Focused Large-Cap Value A	0.11%	0.00%	0.00%	0.01%	0.04%
Focused Large-Cap Value B	0.15	0.00	0.00	0.01	0.04
Focused Large-Cap Value C†	0.14	0.00	0.00	0.01	0.04

(5)  Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions

(6)  Unaudited

(7)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED VALUE PORTFOLIO
	Class A
10/31/03	$13.43	$0.16	$3.51	$3.67	$—	$—	$—	$—	$17.10	27.33%	$162,492	1.72	%(3)	1.08	%(3)	184%
10/31/04	17.10	0.05	1.91	1.96	(0.14)	—	—	(0.14)	18.92	11.49	205,956	1.72	(3)	0.29	(3)	133
10/31/05	18.92	0.07	1.97	2.04	—	—	—	—	20.96	10.78	224,591	1.72	(3)(4)	0.33	(3)(4)	176
10/31/06	20.96	0.11	4.40	4.51	—	—	(1.67)	(1.67)	23.80	22.82	264,368	1.70	(3)(4)	0.52	(3)(4)	39
10/31/07	23.80	0.14	4.77	4.91	(0.13)	—	(1.82)	(1.95)	26.76	21.99	450,472	1.66	(4)	0.57	(4)	86
04/30/08(5)	26.76	0.06	(3.37)	(3.31)	(0.12)	—	(4.54)	(4.66)	18.79	(13.66)	352,121	1.68	(4)(6)	0.63	(4)(6)	33
	Class B
10/31/03	$13.17	$0.05	$3.45	$3.50	$—	$—	$—	$—	$16.67	26.58%	$189,432	2.37	%(3)	0.33	%(3)	184%
10/31/04	16.67	(0.06)	1.84	1.78	(0.02)	—	—	(0.02)	18.43	10.71	183,754	2.37	(3)	(0.36	)(3)	133
10/31/05	18.43	(0.07)	1.93	1.86	—	—	—	—	20.29	10.09	172,116	2.37	(3)(4)	(0.33	)(3)(4)	176
10/31/06	20.29	(0.03)	4.24	4.21	—	—	(1.67)	(1.67)	22.83	22.04	168,083	2.37	(3)(4)	(0.14	)(3)(4)	39
10/31/07	22.83	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.55	21.18	157,514	2.33	(4)	(0.07	)(4)	86
04/30/08(5)	25.55	(0.00)	(3.21)	(3.21)	—	—	(4.54)	(4.54)	17.80	(13.93)	112,713	2.35	(4)(6)	(0.04	)(4)(6)	33
	Class C†
10/31/03	$13.16	$0.04	$3.46	$3.50	$—	$—	$—	$—	$16.66	26.60%	$220,776	2.37	%(3)	0.31	%(3)	184%
10/31/04	16.66	(0.06)	1.84	1.78	(0.02)	—	—	(0.02)	18.42	10.71	211,999	2.37	(3)	(0.36	)(3)	133
10/31/05	18.42	(0.07)	1.93	1.86	—	—	—	—	20.28	10.10	193,047	2.37	(3)(4)	(0.34	)(3)(4)	176
10/31/06	20.28	(0.03)	4.23	4.20	—	—	(1.67)	(1.67)	22.81	22.00	194,997	2.36	(3)(4)	(0.13	)(3)(4)	39
10/31/07	22.81	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.53	21.20	223,206	2.32	(4)	(0.06	)(4)	86
04/30/08(5)	25.53	(0.00)	(3.21)	(3.21)	—	—	(4.54)	(4.54)	17.78	(13.95)	174,862	2.34	(4)(6)	(0.03	)(4)(6)	33

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06
Focused Value A	0.03%	0.04%	(0.02)%	(0.02)%
Focused Value B	0.02	0.04	(0.02)	(0.03)
Focused Value C†	0.01	0.03	(0.02)	(0.02)

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Value A	0.02%	0.00%	0.01%	0.02%
Focused Value B	0.02	0.00	0.01	0.02
Focused Value C†	0.02	0.00	0.01	0.02

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED MID-CAP VALUE PORTFOLIO
	Class A
08/03/05-10/31/05(6)	$12.50	$(0.01)	$(0.15)	$(0.16)	$—	$—	$—	$—	$12.34	(1.28)%	$36,217	1.72	%(3)	(0.34	)%(3)	4%
10/31/06	12.34	0.12	2.35	2.47	(0.11)	—	0.00	(0.11)	14.70	20.17	76,587	1.72	(5)	0.89	(5)	70
10/31/07	14.70	(0.06)	3.73	3.67	(0.05)	—	(0.55)	(0.60)	17.77	25.78	93,762	1.72	(5)	(0.38	)(5)	62
04/30/08(7)	17.77	(0.00)	(3.41)	(3.41)	—	—	(0.97)	(0.97)	13.39	(20.05)	71,193	1.72	(3)(5)	(0.23	)(3)(5)	17
	Class B
08/03/05-10/31/05(6)	$12.50	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$12.32	(1.44)%	$105	2.37	%(3)	(1.41	)%(3)	4%
10/31/06	12.32	0.01	2.36	2.37	(0.08)	—	0.00	(0.08)	14.61	19.32	1,154	2.37	(5)	0.01	(5)	70
10/31/07	14.61	(0.15)	3.70	3.55	—	—	(0.55)	(0.55)	17.61	25.02	1,815	2.37	(5)	(1.01	)(5)	62
04/30/08(7)	17.61	(0.06)	(3.36)	(3.42)	—	—	(0.97)	(0.97)	13.22	(20.30)	1,294	2.37	(3)(5)	(0.89	)(3)(5)	17
	Class C
08/03/05-10/31/05(6)	$12.50	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$12.32	(1.44)%	$450	2.37	%(3)	(1.68	)%(3)	4%
10/31/06	12.32	0.03	2.35	2.38	(0.08)	—	0.00	(0.08)	14.62	19.40	3,394	2.37	(5)	0.19	(5)	70
10/31/07	14.62	(0.14)	3.69	3.55	—	—	(0.55)	(0.55)	17.62	25.01	8,813	2.37	(5)	(0.96	)(5)	62
04/30/08(7)	17.62	(0.06)	(3.36)	(3.42)	—	—	(0.97)	(0.97)	13.23	(20.29)	6,422	2.37	(3)(5)	(0.89	)(3)(5)	17

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05(3)	10/31/06	10/31/07	04/30/08(3)(7)
Focused Mid-Cap Value A	0.67%	(0.00)%	0.06%	0.03%
Focused Mid-Cap Value B	94.96	1.96	0.56	0.50
Focused Mid-Cap Value C	36.93	0.71	0.17	0.14

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	04/30/08(3)(7)
Focused Mid-Cap Value A	0.04%	0.04%	0.01%
Focused Mid-Cap Value B	0.04	0.04	0.01
Focused Mid-Cap Value C	0.03	0.04	0.01

(6)  Commencement of operations

(7)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP VALUE PORTFOLIO
	Class A
10/31/03	$13.21	$(0.03)	$5.15	$5.12	$—	$0.00	$(0.63)	$(0.63)	$17.70	40.24%	$140,181	1.72	%(3)	(0.20	)%(3)	101%
10/31/04	17.70	(0.04)	3.67	3.63	—	—	—	—	21.33	20.51	342,316	1.72	(3)	(0.25	)(3)	75
10/31/05	21.33	(0.07)	1.89	1.82	—	—	(2.28)	(2.28)	20.87	8.58	328,952	1.68	(3)	(0.39	)(3)	116
10/31/06	20.87	0.02	2.65	2.67	—	—	(3.71)	(3.71)	19.83	14.48	232,913	1.68		0.06		197
10/31/07	19.83	(0.05)	1.45	1.40	—	—	(1.42)	(1.42)	19.81	7.38	175,137	1.69	(3)	(0.28	)(3)	170
04/30/08(5)	19.81	0.03	(1.64)	(1.61)	—	—	(1.80)	(1.80)	16.40	(8.61)	142,488	1.72	(3)(6)(7)	0.37	(3)(6)(7)	61
	Class B
10/31/03	$12.75	$(0.12)	$4.96	$4.84	$—	$0.00	$(0.63)	$(0.63)	$16.96	39.46%	$60,293	2.37	%(3)	(0.84	)%(3)	101%
10/31/04	16.96	(0.15)	3.50	3.35	—	—	—	—	20.31	19.75	75,814	2.37	(3)	(0.81	)(3)	75
10/31/05	20.31	(0.21)	1.80	1.59	—	—	(2.28)	(2.28)	19.62	7.81	65,856	2.37	(3)	(1.08	)(3)	116
10/31/06	19.62	(0.11)	2.46	2.35	—	—	(3.71)	(3.71)	18.26	13.65	49,714	2.37	(3)	(0.66	)(3)	197
10/31/07	18.26	(0.17)	1.33	1.16	—	—	(1.42)	(1.42)	18.00	6.65	35,120	2.37	(3)	(0.97	)(3)	170
04/30/08(5)	18.00	(0.02)	(1.48)	(1.50)	—	—	(1.80)	(1.80)	14.70	(8.90)	25,858	2.37	(3)(6)(7)	(0.28	)(3)(6)(7)	61
	Class C†
10/31/03	$12.76	$(0.12)	$4.98	$4.86	$—	$0.00	$(0.63)	$(0.63)	$16.99	39.59%	$76,993	2.37	%(3)	(0.84	)%(3)	101%
10/31/04	16.99	(0.15)	3.51	3.36	—	—	—	—	20.35	19.78	114,772	2.37	(3)	(0.83	)(3)	75
10/31/05	20.35	(0.21)	1.80	1.59	—	—	(2.28)	(2.28)	19.66	7.80	118,729	2.37	(3)	(1.08	)(3)	116
10/31/06	19.66	(0.11)	2.47	2.36	—	—	(3.71)	(3.71)	18.31	13.68	97,913	2.36	(3)	(0.66	)(3)	197
10/31/07	18.31	(0.17)	1.34	1.17	—	—	(1.42)	(1.42)	18.06	6.68	72,679	2.36	(3)	(0.95	)(3)	170
04/30/08(5)	18.06	(0.02)	(1.49)	(1.51)	—	—	(1.80)	(1.80)	14.75	(8.92)	53,742	2.37	(3)(6)(7)	(0.28	)(3)(6)(7)	61

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Small-Cap Value A	0.09%	0.00%	(0.02)%	—%	—%	0.01%
Focused Small-Cap Value B	0.09	0.03	(0.02)	0.00	0.03	0.07
Focused Small-Cap Value C†	0.07	0.01	(0.04)	(0.02)	—	0.03

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Small-Cap Value A	0.03%	0.04%	0.05%	0.04%	0.01%	0.02%
Focused Small-Cap Value B	0.03	0.04	0.05	0.03	0.01	0.02
Focused Small-Cap Value C†	0.03	0.04	0.05	0.03	0.01	0.02

(5)  Unaudited

(6)  Annualized

(7)  The ratio reflects an expense cap which is net of custody credits of 0.01%.

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED GROWTH AND INCOME PORTFOLIO
	Class A
10/31/03	$12.04	$(0.08)	$2.97	$2.89	$—	$—	$—	$—	$14.93	24.00%	$119,353	1.72	%(3)	(0.58	)%(3)	103%
10/31/04	14.93	(0.04)	0.25	0.21	—	—	—	—	15.14	1.41	159,097	1.72	(3)	(0.34	)(3)	62
10/31/05	15.14	0.06	1.39	1.45	—	—	—	—	16.59	9.58	163,765	1.72	(3)	0.35	(3)	155
10/31/06	16.59	0.04	2.89	2.93	(0.11)	—	—	(0.11)	19.41	17.69	185,913	1.72	(3)	0.24	(3)	141
10/31/07	19.41	(0.01)	3.05	3.04	—	—	(0.73)	(0.73)	21.72	16.01	417,035	1.64		(0.08)		257
04/30/08(5)	21.72	0.01	(2.82)	(2.81)	—	—	(2.74)	(2.74)	16.17	(14.42)	305,492	1.66	(6)	0.03	(6)	105
	Class B
10/31/03	$11.64	$(0.16)	$2.85	$2.69	$—	$—	$—	$—	$14.33	23.11%	$88,038	2.37	%(3)	(1.24	)%(3)	103%
10/31/04	14.33	(0.14)	0.26	0.12	—	—	—	—	14.45	0.84	85,871	2.37	(3)	(1.01	)(3)	62
10/31/05	14.45	(0.05)	1.32	1.27	—	—	—	—	15.72	8.79	70,609	2.37	(3)	(0.32	)(3)	155
10/31/06	15.72	(0.06)	2.72	2.66	—	—	—	—	18.38	16.92	63,470	2.37	(3)	(0.38	)(3)	141
10/31/07	18.38	(0.14)	2.87	2.73	—	—	(0.73)	(0.73)	20.38	15.19	62,410	2.37	(3)	(0.73	)(3)	257
04/30/08(5)	20.38	(0.05)	(2.62)	(2.67)	—	—	(2.74)	(2.74)	14.97	(14.72)	45,172	2.37	(3)(6)	(0.68	)(3)(6)	105
	Class C†
10/31/03	$11.63	$(0.15)	$2.84	$2.69	$—	$—	$—	$—	$14.32	23.13%	$137,348	2.37	%(3)	(1.24	)%(3)	103%
10/31/04	14.32	(0.14)	0.25	0.11	—	—	—	—	14.43	0.77	136,360	2.37	(3)	(1.01	)(3)	62
10/31/05	14.43	(0.05)	1.33	1.28	—	—	—	—	15.71	8.87	107,862	2.37	(3)	(0.32	)(3)	155
10/31/06	15.71	(0.06)	2.71	2.65	—	—	—	—	18.36	16.87	103,407	2.37	(3)	(0.39	)(3)	141
10/31/07	18.36	(0.13)	2.87	2.74	—	—	(0.73)	(0.73)	20.37	15.27	132,755	2.31	(3)	(0.68	)(3)	257
04/30/08(5)	20.37	(0.05)	(2.61)	(2.66)	—	—	(2.74)	(2.74)	14.97	(14.67)	94,906	2.33	(6)	(0.64	)(6)	105

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Growth and Income A	0.04%	0.04%	(0.02)%	(0.03)%	—%	—%
Focused Growth and Income B	0.04	0.05	0.01	0.01	(0.03)	0.00
Focused Growth and Income C†	0.03	0.03	(0.02)	(0.02)	(0.00)	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Growth and Income A	0.03%	0.04%	0.02%	0.01%	0.02%	0.07%
Focused Growth and Income B	0.04	0.05	0.02	0.01	0.02	0.07
Focused Growth and Income C†	0.03	0.05	0.02	0.01	0.02	0.07

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Redem- ption fees	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
	Class A
10/31/03	$12.01	$0.01	$2.80	$2.81	$—	$—	$—	$—	$—	$14.82	23.40%	$63,803	1.95	%(4)	0.10	%(4)	103%
10/31/04	14.82	(0.02)	1.84	1.82	—	—	(0.08)	(0.08)	0.00	16.56	12.31	165,924	1.95	(4)	(0.12	)(4)	166
10/31/05	16.56	0.21	2.54	2.75	(0.04)	—	(0.70)	(0.74)	0.00	18.57	17.04	205,848	1.95	(4)	1.14	(4)	121
10/31/06	18.57	0.13	4.29	4.42	(0.21)	—	(1.21)	(1.42)	0.00	21.57	25.66	281,354	1.95	(4)	0.67	(4)	81
10/31/07	21.57	0.08	4.24	4.32	(0.04)	—	(2.93)	(2.97)	0.00	22.92	22.37	327,617	1.95	(4)	0.39	(4)	92
04/30/08(5)	22.92	0.09	(2.20)	(2.11)	—	—	(3.18)	(3.18)	0.00	17.63	(9.94)	265,713	1.93	(6)	1.05	(6)	48
	Class B
10/31/03	$11.94	$(0.05)	$2.75	$2.70	$—	$—	$—	$—	$—	$14.64	22.61%	$7,682	2.60	%(4)	(0.41	)%(4)	103%
10/31/04	14.64	(0.13)	1.82	1.69	—	—	(0.08)	(0.08)	0.00	16.25	11.57	10,735	2.60	(4)	(0.85	)(4)	166
10/31/05	16.25	0.09	2.50	2.59	—	—	(0.70)	(0.70)	0.00	18.14	16.32	13,411	2.60	(4)	0.50	(4)	121
10/31/06	18.14	0.00	4.19	4.19	(0.10)	—	(1.21)	(1.31)	0.00	21.02	24.78	18,983	2.60	(4)	0.01	(4)	81
10/31/07	21.02	(0.04)	4.11	4.07	—	—	(2.93)	(2.93)	0.00	22.16	21.62	20,804	2.60	(4)	(0.18	)(4)	92
04/30/08(5)	22.16	0.03	(2.12)	(2.09)	—	—	(3.18)	(3.18)	0.00	16.89	(10.22)	16,939	2.58	(6)	0.40	(6)	48
	Class C†
10/31/03	$11.93	$(0.05)	$2.75	$2.70	$—	$—	$—	$—	$—	$14.63	22.63%	$17,141	2.60	%(4)	(0.40	)%(4)	103%
10/31/04	14.63	(0.13)	1.81	1.68	—	—	(0.08)	(0.08)	0.00	16.23	11.51	29,188	2.60	(4)	(0.83	)(4)	166
10/31/05	16.23	0.09	2.49	2.58	—	—	(0.70)	(0.70)	0.00	18.11	16.28	35,065	2.60	(4)	0.51	(4)	121
10/31/06	18.11	0.01	4.18	4.19	(0.10)	—	(1.21)	(1.31)	0.00	20.99	24.83	42,499	2.60	(4)	0.04	(4)	81
10/31/07	20.99	(0.04)	4.10	4.06	—	—	(2.93)	(2.93)	0.00	22.12	21.60	47,583	2.60	(4)	(0.19	)(4)	92
04/30/08(5)	22.12	0.03	(2.12)	(2.09)	—	—	(3.18)	(3.18)	0.00	16.85	(10.24)	38,866	2.58	(6)	0.41	(6)	48

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments)/fee waivers (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused International Equity A	0.50%	0.21%	0.06%	0.02%	0.02%	0.06%
Focused International Equity B	0.69	0.36	0.17	0.12	0.10	0.17
Focused International Equity C†	0.57	0.26	0.11	0.06	0.06	0.10

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07
Focused International Equity A	0.01%	0.02%	0.04%	0.01%	0.00%
Focused International Equity B	0.01	0.02	0.04	0.01	0.00
Focused International Equity C†	0.01	0.02	0.04	0.01	0.00

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED TECHNOLOGY PORTFOLIO
	Class A
10/31/03	$2.79	$(0.07)	$2.19	$2.12	$—	$—	$—	$—	$4.91	75.99%	$34,846	1.97%		(1.83)%		157%
10/31/04	4.91	(0.09)	0.54	0.45	—	—	—	—	5.36	9.16	37,852	1.97		(1.86)		159
10/31/05	5.36	(0.08)	0.93	0.85	—	—	—	—	6.21	15.86	47,847	1.97		(1.49)		97
10/31/06	6.21	(0.10)	0.14	0.04	—	—	—	—	6.25	0.64	38,400	1.97		(1.69)		96
10/31/07	6.25	(0.11)	1.65	1.54	—	—	—	—	7.79	24.64	44,561	1.97		(1.68)		117
04/30/08(5)	7.79	(0.05)	(1.16)	(1.21)	—	—	—	—	6.58	(15.53)	35,849	1.93	(6)	(1.50	)(6)	117
	Class B
10/31/03	$2.75	$(0.09)	$2.15	$2.06	$—	$—	$—	$—	$4.81	74.91%	$22,851	2.62%		(2.48)%		157%
10/31/04	4.81	(0.12)	0.53	0.41	—	—	—	—	5.22	8.52	25,969	2.62		(2.50)		159
10/31/05	5.22	(0.12)	0.91	0.79	—	—	—	—	6.01	15.13	25,217	2.62		(2.13)		97
10/31/06	6.01	(0.14)	0.14	(0.00)	—	—	—	—	6.01	0.00	21,267	2.62		(2.34)		96
10/31/07	6.01	(0.16)	1.60	1.44	—	—	—	—	7.45	23.96	14,611	2.62		(2.33)		117
04/30/08(5)	7.45	(0.07)	(1.11)	(1.18)	—	—	—	—	6.27	(15.84)	10,551	2.58	(6)	(2.14	)(6)	117
	Class C†
10/31/03	$2.75	$(0.09)	$2.15	$2.06	$—	$—	$—	$—	$4.81	74.91%	$28,490	2.62%		(2.48)%		157%
10/31/04	4.81	(0.12)	0.53	0.41	—	—	—	—	5.22	8.52	28,495	2.62		(2.51)		159
10/31/05	5.22	(0.12)	0.92	0.80	—	—	—	—	6.02	15.33	28,394	2.62		(2.13)		97
10/31/06	6.02	(0.14)	0.13	(0.01)	—	—	—	—	6.01	(0.17)	24,068	2.62		(2.34)		96
10/31/07	6.01	(0.15)	1.59	1.44	—	—	—	—	7.45	23.96	23,461	2.62		(2.33)		117
04/30/08(5)	7.45	(0.07)	(1.11)	(1.18)	—	—	—	—	6.27	(15.84)	18,056	2.58	(6)	(2.14	)(6)	117

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Technology A	0.48%	0.38%	0.20%	0.15%	0.17%	0.23%
Focused Technology B	0.52	0.43	0.25	0.22	0.23	0.39
Focused Technology C†	0.47	0.39	0.21	0.17	0.17	0.24

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(6)
Focused Technology A	0.08%	0.07%	0.02%	0.02%	0.00%	0.03%
Focused Technology B	0.08	0.07	0.02	0.03	0.01	0.03
Focused Technology C†	0.08	0.07	0.01	0.03	0.01	0.03

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
	Class A
9/30/03	$9.71	$0.24	$1.17	$1.41	$(0.37)	$—	$—	$(0.37)	$10.75	14.69%	$45,639	0.95%		2.41%		20%
10/01/03-10/31/03*	10.75	0.04	0.52	0.56	—	—	—	—	11.31	5.21	50,263	0.95	(4)(5)	2.24	(4)(5)	0
10/31/04	11.31	0.23	0.98	1.21	(0.23)	—	—	(0.23)	12.29	10.71	68,541	0.95		1.86		43
10/31/05	12.29	0.25	0.06	0.31	(0.25)	—	—	(0.25)	12.35	2.49	58,264	0.95		2.00		30
10/31/06	12.35	0.15	1.97	2.12	(0.17)	—	—	(0.17)	14.30	17.22	61,360	0.95	(4)(6)	1.11	(4)(6)	614
10/31/07	14.30	0.38	2.23	2.61	(0.36)	—	(1.42)	(1.78)	15.13	19.96	61,673	0.95	(6)	2.62	(6)	59
04/30/08(7)	15.13	0.22	(2.11)	(1.89)	(0.27)	—	(2.62)	(2.89)	10.35	(13.93)	45,699	0.95	(5)(6)	3.97	(5)(6)	2
	Class B
9/30/03	$9.63	$0.18	$1.17	$1.35	$(0.26)	$—	$—	$(0.26)	$10.72	14.07%	$47,369	1.60%		1.79%		20%
10/01/03-10/31/03*	10.72	0.03	0.52	0.55	—	—	—	—	11.27	5.13	53,628	1.60	(4)(5)	1.59	(4)(5)	0
10/31/04	11.27	0.15	0.98	1.13	(0.15)	—	—	(0.15)	12.25	10.01	59,128	1.60		1.21		43
10/31/05	12.25	0.17	0.06	0.23	(0.17)	—	—	(0.17)	12.31	1.82	47,733	1.60		1.34		30
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	42,569	1.60	(4)(6)	0.44	(4)(6)	614
10/31/07	14.26	0.28	2.24	2.52	(0.27)	—	(1.42)	(1.69)	15.09	19.27	40,199	1.60	(6)	1.97	(6)	59
04/30/08(7)	15.09	0.19	(2.13)	(1.94)	(0.23)	—	(2.62)	(2.85)	10.30	(14.33)	28,772	1.60	(5)(6)	3.32	(5)(6)	2
	Class C†
9/30/03	$9.63	$0.18	$1.16	$1.34	$(0.26)	$—	$—	$(0.26)	$10.71	13.96%	$69,059	1.60%		1.77%		20%
10/01/03-10/31/03*	10.71	0.03	0.53	0.56	—	—	—	—	11.27	5.23	79,071	1.60	(4)(5)	1.59	(4)(5)	0
10/31/04	11.27	0.15	0.98	1.13	(0.15)	—	—	(0.15)	12.25	10.01	101,720	1.60		1.21		43
10/31/05	12.25	0.17	0.06	0.23	(0.17)	—	—	(0.17)	12.31	1.82	88,859	1.60		1.35		30
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	87,655	1.60	(4)(6)	0.44	(4)(6)	614
10/31/07	14.26	0.28	2.23	2.51	(0.27)	—	(1.42)	(1.69)	15.08	19.19	89,287	1.60	(6)	1.97	(6)	59
04/30/08(7)	15.08	0.19	(2.11)	(1.92)	(0.23)	—	(2.62)	(2.85)	10.31	(14.17)	65,520	1.60	(5)(6)	3.32	(5)(6)	2

*  The Portfolio changed its fiscal year end from September 30 to October 31.

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	9/30/03	10/31/03(4)(5)	10/31/04	10/31/05	10/31/06	10/31/07	04/30/08(5)(7)
Focused Dividend Strategy A	0.16%	0.14%	0.13%	0.11%	0.12%	0.10%	0.13%
Focused Dividend Strategy B	0.16	0.13	0.15	0.10	0.13	0.10	0.13
Focused Dividend Strategy C†	0.14	0.11	0.13	0.09	0.11	0.08	0.11

(4)  The ratio reflects an expense cap which is net of custody credits of (0.01)%

(5)  Annualized

(6)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	04/30/08(5)(7)
Focused Dividend Strategy A	0.01%	0.00%	0.02%
Focused Dividend Strategy B	0.01	0.00	0.02
Focused Dividend Strategy C	0.01	0.00	0.02

(7)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(4)(5)(6)		Ratio of net investment income (loss) to average net assets(4)(5)(6)		Port- folio Turn- over
FOCUSED STARALPHA PORTFOLIO
	Class A
05/03/07-10/31/07(3)	$12.50	$(0.03)	$1.25	$1.22	$—	$—	$—	$—	$13.72	9.76%		$139,421	1.72	%(7)	(0.28	)%(7)	87
04/30/08(9)	13.72	(0.03)	(2.12)	(2.15)	(0.01)	—	—	(0.01)	11.56	(15.70	)(8)	119,023	1.72		(0.59)		76
	Class C
05/03/07-10/31/07(3)	$12.50	$(0.11)	$1.30	$1.19	$—	$—	$—	$—	$13.69	9.52%		$10,922	2.37	%(7)	(1.03	)%(7)	87
04/30/08(9)	13.69	(0.07)	(2.11)	(2.18)	—	—	—	—	11.51	(15.92	)(8)	21,842	2.37		(1.25)		76

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Commencement of operations

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	04/30/08(6)(8)
Focused StarALPHA Class A	0.17%	0.02%
Focused StarALPHA Class C	0.92	0.08

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	04/30/08(6)(8)
Focused StarALPHA Class A	0.01%	0.01%
Focused StarALPHA Class C	0.01	0.01

(6)  Annualized

(7)  Net of custody credits of 0.01%.

(8)  Total return for each class was increased by 0.29% from gains on the disposal of investments in violation of investment restrictions. (See Note 3)

(9)  Unaudited

See Notes to Financial Statements

Focused Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	79.8%
International Equity Investment Companies	20.5
100.3%

* Calculated as a percentage of net assets

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Domestic Equity Investment Companies—79.8%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	8,512,091	$137,640,513
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A	4,877,367	127,933,337
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	6,418,089	120,595,890
Total Domestic Equity Investment Companies (cost $465,574,094)		386,169,740
International Equity Investment Companies—20.5%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $110,929,622)	5,632,672	99,304,014
Total Long-Term Investment Companies (cost $576,503,716)(1)	100.3%	485,473,754
Liabilities in excess of other assets	(0.3)	(1,388,090)
NET ASSETS	100.0%	$484,085,664

# See Note 5

@ The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	67.9%
Fixed Income Investment Companies	22.3
International Equity Investment Companies	9.9
100.1%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.1%
Domestic Equity Investment Companies—67.9%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	4,200,166	$84,129,318
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	6,290,146	71,518,957
SunAmerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A	5,427,306	71,151,978
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A	4,637,322	62,093,741
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A	5,083,136	74,315,446
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	4,329,821	71,009,063
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio Class A	6,862,288	79,328,049
Total Domestic Equity Investment Companies (cost $584,169,934)		513,546,552
Fixed Income Investment Companies—22.3%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	7,447,897	85,054,984
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	23,718,877	83,727,637
Total Fixed Income Investment Companies (cost $167,244,442)		168,782,621
International Equity Investment Companies—9.9%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost 76,693,908)	4,275,109	75,370,166
Total Long-Term Investment Companies (cost $828,108,284)(1)	100.1%	757,699,339
Liabilities in excess of other assets	(0.1)	(1,036,572)
NET ASSETS	100.0%	$756,662,767

† Non-income producing security

# See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds in available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	44.9%
Fixed Income Investment Companies	43.7
International Equity Investment Companies	11.6
100.2%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Domestic Equity Investment Companies—44.9%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	3,832,026	$61,963,860
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A	2,217,420	58,162,934
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	2,745,532	51,588,547
Total Domestic Equity Investment Companies (cost $206,471,818)		171,715,341
Fixed Income Investment Companies—43.7%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	7,744,773	88,445,311
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	22,283,148	78,659,511
Total Fixed Income Investment Companies (cost $165,237,099)		167,104,822
International Equity Investment Companies—11.6%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $47,548,280)	2,507,965	44,215,429
Total Long-Term Investment Securities (cost $419,257,197)(1)	100.2%	383,035,592
Liabilities in excess of other assets	(0.2)	(925,489)
NET ASSETS	100.0%	$382,110,103

# See Note 5

@ The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Fixed Income and Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	68.7%
Domestic Equity Investment Companies	26.7
International Equity Investment Companies	4.3
99.7%

* Calculated as a percentage of net assets

Focused Fixed Income and Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—99.7%
Domestic Equity Investment Company—26.7%
SunAmerica Focused Series, Inc., Focused StarALPHA Portfolio, Class A (cost $16,602,391)	1,310,818	$15,153,062
Fixed Income Investment Companies—68.7%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	453,379	5,177,589
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	1,033,755	4,445,145
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	3,822,607	13,493,803
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,673,981	15,919,559
Total Fixed Income Investment Companies (cost $38,781,573)		39,036,096
International Equity Investment Companies—4.3%
SunAmerica Focused Series, Inc., Focused International Equity Portfolio, Class A (cost $2,587,130)	138,105	2,434,790
Total Long-Term Investment Securities (cost $57,971,094)(1)	99.7%	56,623,948
Other assets less liabilities	0.3	184,982
NET ASSETS	100.0%	$56,808,930

# See Note 5

@ The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Fixed Income Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	89.0%
Domestic Equity Investment Companies	11.5
100.5%

* Calculated as a percentage of net assets

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.5%
Domestic Equity Investment Companies—11.5%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $2,753,381)	235,063	$2,717,328
Fixed Income Investment Companies—89.0%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	440,078	5,025,693
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	506,544	2,178,137
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,023,683	7,143,600
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	707,032	6,723,876
Total Fixed Income Investment Companies (cost $20,957,649)		21,071,306
Total Long-Term Investment Securities (cost $23,711,030)(1)	100.5%	23,788,634
Liabilities in excess of other assets	(0.5)	(116,156)
NET ASSETS	100.0%	$23,672,478

# See Note 5

@ The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Computers	12.4%
Aerospace/Defense	11.9
Agricultural Chemicals	8.2
Oil Companies-Integrated	5.3
Web Portals/ISP	4.8
Engineering/R&D Services	4.8
Medical-Biomedical/Gene	4.8
Retail-Restaurants	4.1
Multimedia	3.8
Repurchase Agreement	3.6
Pharmacy Services	3.6
Medical-HMO	3.0
Networking Products	2.6
Wireless Equipment	2.3
Cellular Telecom	2.1
Oil Refining & Marketing	2.1
Therapeutics	1.9
Telecom Equipment-Fiber Optics	1.8
Oil-Field Services	1.7
Consulting Services	1.7
Retail-Consumer Electronics	1.7
Diversified Minerals	1.5
Commercial Services	1.5
Commercial Services-Finance	1.4
Finance-Investment Banker/Broker	1.3
Finance-Other Services	1.1
Oil Companies-Exploration & Production	1.1
Retail-Drug Store	1.0
E-Commerce/Products	1.0
Agricultural Operations	0.9
Electronics-Military	0.8
Enterprise Software/Service	0.5
U.S. Government Agencies	0.1
100.4%

* Calculated as a percentage of net assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—96.6%
Aerospace/Defense—11.9%
General Dynamics Corp.	340,000	$30,742,800
Lockheed Martin Corp.	276,000	29,267,040
Raytheon Co.	400,000	25,588,000
		85,597,840
Agricultural Chemicals—8.2%
Intrepid Potash, Inc.†	422,606	20,069,559
Monsanto Co.	219,075	24,978,931
Potash Corp. of Saskatchewan, Inc.	76,170	14,011,472
		59,059,962
Agricultural Operations—0.9%
Bunge, Ltd.	55,900	6,377,631
Cellular Telecom—2.1%
America Movil SAB de CV, Series L ADR	268,165	15,542,843
Commercial Services—1.5%
CoStar Group, Inc.†	221,360	10,614,212
Commercial Services-Finance—1.4%
Mastercard, Inc., Class A	35,557	9,890,535
Computers—12.4%
Apple, Inc.†	107,960	18,779,642
Hewlett-Packard Co.	550,000	25,492,500
International Business Machines Corp.	220,000	26,554,000
Research In Motion Ltd.†	154,225	18,758,387
		89,584,529
Consulting Services—1.7%
Accenture Ltd., Class A	330,000	12,391,500
Diversified Minerals—1.5%
Cia Vale do Rio Doce ADR	280,305	10,954,319
E-Commerce/Products—1.0%
Amazon.com, Inc.†	89,936	7,071,668
Electronics-Military—0.8%
L-3 Communications Holdings, Inc.	50,000	5,572,500
Engineering/R&D Services—4.8%
ABB, Ltd.	344,413	10,583,516
ABB, Ltd. ADR	787,205	24,143,577
		34,727,093
Enterprise Software/Service—0.5%
Oracle Corp.†	172,450	3,595,583
Finance-Investment Banker/Broker—1.2%
The Goldman Sachs Group, Inc.	47,400	9,070,938
Finance-Other Services—1.1%
CME Group, Inc.	17,125	7,833,831
Medical-Biomedical/Gene—4.8%
Biogen Idec, Inc.†	220,000	13,351,800
Genentech, Inc.†	311,632	21,253,302
		34,605,102

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Medical-HMO—3.0%
Aetna, Inc.	490,000	$21,364,000
Multimedia—3.8%
The Walt Disney Co.	850,000	27,565,500
Networking Products—2.6%
Cisco Systems, Inc.†	176,865	4,534,819
Juniper Networks, Inc.†	510,000	14,086,200
		18,621,019
Oil Companies-Exploration & Production—1.1%
Apache Corp.	57,170	7,699,656
Oil Companies-Integrated—5.3%
Exxon Mobil Corp.	270,000	25,128,900
Hess Corp.	121,310	12,883,122
		38,012,022
Oil Refining & Marketing—2.1%
Valero Energy Corp.	310,000	15,143,500
Oil-Field Services—1.7%
Transocean, Inc.†	84,443	12,451,965
Pharmacy Services—3.6%
Medco Health Solutions, Inc.†	520,000	25,760,800
Retail-Consumer Electronics—1.7%
Best Buy Co., Inc.	280,000	12,045,600
Retail-Drug Store—1.0%
CVS Caremark Corp.	180,795	7,298,694
Retail-Restaurants—4.1%
McDonald's Corp.	500,000	29,790,000
Telecom Equipment-Fiber Optics—1.8%
Corning, Inc.	488,585	13,050,105
Therapeutics—1.9%
Gilead Sciences, Inc.†	260,505	13,483,739
Web Portals/ISP—4.8%
Google, Inc., Class A†	60,824	34,930,615
Wireless Equipment—2.3%
Crown Castle International Corp.†	423,030	16,434,715
Total Long-Term Investment Securities (cost $610,551,644)		696,142,016
SHORT-TERM INVESTMENT SECURITIES—0.2%
U.S. Government Agencies—0.2%
Federal Home Loan Bank Disc. Notes 1.75% due 05/01/08 (cost $1,100,000)	$1,100,000	1,100,000

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENT—3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $25,969,361 and collateralized by $26,525,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.05%, due 04/28/10 and having an approximate aggregate value of $26,491,844 (cost $25,969,000)	$25,969,000	$25,969,000
TOTAL INVESTMENTS (cost $637,620,644)(1)	100.4%	723,211,016
Liabilities in excess of other assets	(0.4)	(2,563,430)
NET ASSETS	100.0%	$720,647,586

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Growth Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Computers	8.6%
Agricultural Operations	6.6
Repurchase Agreements	6.4
Commercial Services	6.0
Data Processing/Management	5.2
Medical-Biomedical/Gene	5.1
Retail-Restaurants	4.4
Web Portals/ISP	4.3
Finance-Other Services	3.9
Commercial Services-Finance	3.8
Casino Hotel	3.5
U.S. Government Agencies	3.1
Brewery	3.1
Computers-Memory Devices	3.0
Web Hosting/Design	2.8
Therapeutics	2.7
Diversified Minerals	2.4
Engineering/R&D Services	2.3
Medical Instruments	2.1
Semiconductor Equipment	2.0
Telecom Services	1.9
Medical-HMO	1.8
Retail-Drug Store	1.6
Oil Companies-Exploration & Production	1.5
Cable TV	1.4
Advertising Sales	1.1
Metal Processors & Fabrication	1.0
Finance-Investment Banker/Broker	1.0
Networking Products	1.0
Enterprise Software/Service	0.9
94.5%

* Calculated as a percentage of net assets

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—85.0%
Advertising Sales—1.1%
AirMedia Group, Inc. ADR†	258,461	$5,133,035
Agricultural Operations—6.6%
Bunge, Ltd.	277,845	31,699,336
Brewery—3.1%
Carlsberg A/S	110,400	14,738,327
Cable TV—1.4%
The DIRECTV Group, Inc.†	268,000	6,603,520
Casino Hotel—3.5%
Las Vegas Sands Corp.†	222,610	16,967,334
Commercial Services—6.0%
Alliance Data Systems Corp.†	269,200	15,454,772
Iron Mountain, Inc.†	497,400	13,663,578
		29,118,350
Commercial Services-Finance—3.8%
Global Payments, Inc.	107,200	4,744,672
The Western Union Co.	593,700	13,655,100
		18,399,772
Computers—8.6%
Apple, Inc.†	237,970	41,394,881
Computers-Memory Devices—3.0%
Data Domain, Inc.†	665,823	14,481,650
Data Processing/Management—5.2%
Fidelity National Information Services, Inc.	230,300	8,304,618
Fiserv, Inc.†	326,500	16,504,575
		24,809,193
Diversified Minerals—2.4%
Cia Vale do Rio Doce ADR	295,745	11,557,715
Engineering/R&D Services—2.3%
ABB, Ltd. ADR	356,210	10,924,961
Enterprise Software/Service—0.9%
Oracle Corp.†	209,775	4,373,809
Finance-Investment Banker/Broker—1.0%
TD Ameritrade Holding Corp.†	268,000	4,850,800
Finance-Other Services—3.9%
Bolsa de Mercadorias E Futuros	866,100	8,649,537
NYMEX Holdings, Inc.	110,900	10,269,340
		18,918,877
Medical Instruments—2.1%
Intuitive Surgical, Inc.†	35,610	10,300,549
Medical-Biomedical/Gene—5.1%
Celgene Corp.†	395,673	24,587,120
Medical-HMO—1.8%
Coventry Health Care, Inc.†	194,900	8,717,877
Metal Processors & Fabrication—1.0%
Precision Castparts Corp.	42,300	4,972,788
Networking Products—1.0%
Cisco Systems, Inc.†	180,025	4,615,841
Oil Companies-Exploration & Production—1.5%
Apache Corp.	53,995	7,272,047

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Retail-Drug Store—1.6%
CVS Caremark Corp.	189,630	$7,655,363
Retail-Restaurants—4.4%
Chipotle Mexican Grill, Inc., Class A†	214,390	21,038,091
Semiconductor Equipment—2.0%
Novellus Systems, Inc.†	430,900	9,419,474
Telecom Services—1.9%
Amdocs, Ltd.†	292,400	9,175,512
Therapeutics—2.7%
Gilead Sciences, Inc.†	247,800	12,826,128
Web Hosting/Design—2.8%
Equinix, Inc.†	150,600	13,617,252
Web Portals/ISP—4.3%
Google, Inc., Class A†	36,095	20,728,997
Total Long-Term Investment Securities (cost $306,202,332)		408,898,599
SHORT-TERM INVESTMENT SECURITIES—3.1%
U.S. Government Agencies—3.1%
Federal Home Loan Bank Disc. Notes 1.75% due 05/01/08 (cost $14,900,000)	$14,900,000	14,900,000
REPURCHASE AGREEMENTS—6.4%
UBS Securities, LLC Joint Repurchase Agreement(1)	23,769,000	23,769,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $7,258,101 and collateralized by $7,415,000 of Federal National Mtg. Assoc. Notes, bearing interest at 3.05% due 04/28/10 and having an approximate value of $7,405,731	7,258,000	7,258,000
Total Repurchase Agreements (cost $31,027,000)		31,027,000
TOTAL INVESTMENTS (cost $352,129,332)(2)	94.5%	454,825,599
Other assets less liabilities	5.5	26,506,199
NET ASSETS	100.0%	$481,331,798

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Telecom Services	11.0%
Wireless Equipment	4.9
Dialysis Centers	4.0
Medical-Drugs	3.8
Industrial Audio & Video Products	3.5
Machinery-Construction & Mining	3.3
Finance-Investment Banker/Broker	3.2
Computer Aided Design	3.2
Medical Instruments	3.1
Therapeutics	3.1
Retail-Automobile	3.0
Pharmacy Services	2.9
Broadcast Services/Program	2.9
Coal	2.9
Food-Baking	2.7
Electronic Forms	2.7
Time Deposits	2.5
Retail-Jewelry	2.4
Oil & Gas Drilling	2.4
Agricultural Chemicals	2.3
Oil Field Machinery & Equipment	2.3
Industrial Gases	2.2
Computer Services	2.2
Beverages-Wine/Spirits	2.1
Instruments-Scientific	2.0
Investment Management/Advisor Services	2.0
Electric-Transmission	1.9
Apparel Manufacturer	1.9
Distribution/Wholesale	1.9
Wire & Cable Products	1.9
Finance-Other Services	1.8
Engineering/R&D Services	1.5
Chemicals-Diversified	1.4
Oil Companies-Exploration & Production	1.3
Advertising Sales	1.3
Transport-Services	1.1
Respiratory Products	1.1
Internet Security	0.3
100.0%
* Calculated as a percentage of net assets

Focused Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—97.5%
Advertising Sales—1.3%
Lamar Advertising Co., Class A†	28,200	$1,115,028
Agricultural Chemicals—2.3%
Intrepid Potash, Inc.†	22,000	1,044,780
Syngenta AG ADR	16,000	946,880
		1,991,660
Apparel Manufacturer—1.9%
Hanesbrands, Inc.†	47,200	1,652,944
Beverages-Wine/Spirits—2.1%
Central European Distribution Corp.†	29,750	1,812,370
Broadcast Services/Program—2.9%
Discovery Holding Co., Class A†	108,500	2,512,860
Chemicals-Diversified—1.4%
FMC Corp.	18,350	1,152,013
Coal—2.9%
CONSOL Energy, Inc.	30,760	2,490,330
Computer Aided Design—3.2%
Ansys, Inc.†	68,060	2,738,054
Computer Services—2.2%
IHS, Inc.†	28,000	1,849,400
Dialysis Centers—4.0%
DaVita, Inc.†	66,000	3,459,060
Distribution/Wholesale—1.9%
LKQ Corp.†	74,350	1,617,856
Electric-Transmission—1.9%
ITC Holdings Corp.	29,850	1,665,033
Electronic Forms—2.7%
Adobe Systems, Inc.†	62,580	2,333,608
Engineering/R&D Services—1.5%
McDermott International, Inc.†	23,550	1,261,809
Finance-Investment Banker/Broker—3.2%
TD Ameritrade Holding Corp.†	151,570	2,743,417
Finance-Other Services—1.8%
CME Group, Inc.	3,400	1,555,330
Food-Baking—2.7%
Flowers Foods, Inc.	90,700	2,348,223
Industrial Audio & Video Products—3.5%
Dolby Laboratories, Inc., Class A†	73,590	2,954,638
Industrial Gases—2.2%
Airgas, Inc.	18,050	868,747
Praxair, Inc.	11,000	1,004,410
		1,873,157
Instruments-Scientific—2.0%
Thermo Fisher Scientific, Inc.†	30,250	1,750,568
Internet Security—0.3%
Vasco Data Security International, Inc.†	24,900	251,241
Investment Management/Advisor Services—2.0%
Affiliated Managers Group, Inc.†	16,850	1,673,879

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Machinery-Construction & Mining—3.3%
Joy Global, Inc.	38,050	$2,825,212
Medical Instruments—3.1%
Intuitive Surgical, Inc.†	9,205	2,662,638
Medical-Drugs—3.8%
Shire PLC ADR	59,900	3,290,906
Oil & Gas Drilling—2.4%
Atlas America, Inc.	29,350	2,041,586
Oil Companies-Exploration & Production—1.3%
Denbury Resources, Inc.†	37,200	1,136,832
Oil Field Machinery & Equipment—2.3%
FMC Technologies, Inc.†	29,050	1,952,160
Pharmacy Services—2.9%
Express Scripts, Inc.†	35,950	2,517,219
Respiratory Products—1.1%
ResMed, Inc.†	21,800	940,016
Retail-Automobile—3.0%
Copart, Inc.†	62,400	2,550,288
Retail-Jewelry—2.4%
Tiffany & Co.	46,950	2,044,203
Telecom Services—11.0%
Amdocs, Ltd.†	243,615	7,644,639
NeuStar Inc.†	65,600	1,804,656
		9,449,295
Therapeutics—3.1%
BioMarin Pharmaceuticals, Inc.†	72,500	2,643,350
Transport-Services—1.1%
C.H. Robinson Worldwide, Inc.	15,400	965,272
Wire & Cable Products—1.9%
General Cable Corp.†	24,100	1,614,700
Wireless Equipment—4.9%
American Tower Corp., Class A†	96,900	4,207,398
Total Long-Term Investment Securities (cost $79,253,682)		83,643,553
SHORT-TERM INVESTMENT SECURITIES—2.5%
Time Deposits—2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.60% due 05/01/08	$955,000	955,000
Euro Time Deposit with State Street Bank & Trust Co. 1.00% due 05/01/08	1,151,000	1,151,000
Total Short-Term Investment Securities (cost $2,106,000)		2,106,000
TOTAL INVESTMENTS (cost $81,359,682)(1)	100.0%	85,749,553
Other assets less liabilities	0.0	35,382
NET ASSETS	100.0%	$85,784,935

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Repurchase Agreements	12.4%
Medical Instruments	5.6
Commercial Services	5.2
Retail-Apparel/Shoe	5.1
Oil & Gas Drilling	4.8
Computer Software	4.2
Oil Companies-Exploration & Production	3.9
Medical-Biomedical/Gene	3.6
School	3.4
Retail-Automobile	3.2
Transport-Services	3.0
Casino Hotel	2.9
Aerospace/Defense-Equipment	2.9
Insurance-Property/Casualty	2.7
Medical-HMO	2.6
E-Commerce/Services	2.3
Electronic Components-Semiconductors	2.3
Soap & Cleaning Preparation	2.0
Internet Application Software	1.9
Oil-Field Services	1.8
Retail-Restaurants	1.8
Electronic Measurement Instruments	1.7
Engineering/R&D Services	1.7
Finance-Investment Banker/Broker	1.6
Semiconductor Components-Integrated Circuits	1.6
Computers-Periphery Equipment	1.6
Internet Content-Information/News	1.5
Investment Management/Advisor Services	1.4
Networking Products	1.3
Motion Pictures & Services	1.2
Semiconductor Equipment	1.1
Racetrack	1.1
Telecommunication Equipment	1.0
Computer Aided Design	1.0
Electronic Components-Misc.	1.0
Auction Houses/Art Dealer	1.0
Hotel/Motel	0.9
Private Corrections	0.8
Transactional Software	0.8
Banks-Commercial	0.6
Retail-Consumer Electronics	0.5
Advertising Sales	0.4
Commercial/Services-Finance	0.4
101.8%
* Calculated as a percentage of net assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—89.4%
Advertising Sales—0.4%
VisionChina Media, Inc. ADR†	81,700	$1,205,075
Aerospace/Defense-Equipment—2.9%
AAR Corp.†	132,300	3,095,820
BE Aerospace, Inc.†	130,800	5,279,088
		8,374,908
Auction House/Art Dealer—1.0%
Sotheby's	100,000	2,770,000
Banks-Commercial—0.6%
Whitney Holding Corp.	80,000	1,872,800
Casino Hotel— 2.9%
Wynn Resorts, Ltd.	80,000	8,427,200
Commercial Services—5.2%
Alliance Data Systems Corp.†	94,400	5,419,504
ChoicePoint, Inc.†	130,000	6,285,500
Iron Mountain, Inc.†	127,000	3,488,690
		15,193,694
Commercial Services-Finance—0.4%
Global Payments, Inc.	27,200	1,203,872
Computer Aided Design—1.0%
Aspen Technology, Inc.†	204,700	2,812,578
Computer Software—4.2%
Blackbaud, Inc.	130,700	3,070,143
Omniture, Inc.†	206,100	4,703,202
Phoenix Technologies, Ltd.†	365,600	4,310,424
		12,083,769
Computers-Periphery Equipment—1.6%
Synaptics, Inc.†	133,400	4,527,596
E-Commerce/Services—2.3%
priceline.com, Inc.†	52,600	6,713,864
Electronic Components-Misc.—1.0%
Daktronics, Inc.	189,000	2,795,310
Electronic Components- Semiconductors—2.3%
Mellanox Tecnologies Ltd†	92,360	1,382,629
Netlogic Microsystems, Inc.†	157,400	5,161,146
		6,543,775
Electronic Measurement Instruments—1.7%
FLIR Systems, Inc.†	143,800	4,936,654
Engineering/R&D Services—1.7%
Stanley, Inc.†	193,400	4,879,482
Finance-Investment Banker/Broker—1.6%
Jefferies Group, Inc.	250,000	4,700,000
Hotel/Motel—0.9%
Home Inns & Hotels Management, Inc. ADR†	119,000	2,666,790
Insurance-Property/Casualty—2.7%
Arch Capital Group, Ltd.†	110,000	7,771,500
Internet Application Software—1.9%
CyberSource Corp.†	303,200	5,503,080
Internet Content-Information/News—1.5%
HLTH Corp.†	400,000	4,448,000

Security Description	Shares	Market Value (Note 2)
Investment Management/Advisor Services—1.4%
Cohen & Steers, Inc.	150,000	$4,188,000
Medical Instruments—5.6%
Cepheid, Inc.†	140,300	2,745,671
Edwards Lifesciences Corp.†	163,000	9,033,460
Intuitive Surgical, Inc.†	15,585	4,508,117
		16,287,248
Medical-Biomedical/Gene—3.6%
Illumina, Inc.†	112,000	8,723,680
Omrix Biopharmaceuticals, Inc.†	115,000	1,707,750
		10,431,430
Medical-HMO—2.6%
AMERIGROUP Corp.†	175,000	4,548,250
Coventry Health Care, Inc.†	69,200	3,095,316
		7,643,566
Motion Pictures & Services—1.2%
Macrovision Corp.†	219,400	3,462,132
Networking Products—1.3%
Atheros Communications, Inc.†	143,900	3,830,618
Oil & Gas Drilling—4.8%
Helmerich & Payne, Inc.	260,000	13,975,000
Oil Companies-Exploration & Production—3.9%
ATP Oil & Gas Corp.†	79,000	2,270,460
Encore Acquisition Co.†	200,000	9,126,000
		11,396,460
Oil-Field Services—1.8%
Willbros Group, Inc.†	147,200	5,312,448
Private Corrections—0.8%
Corrections Corp. of America†	96,300	2,455,650
Racetrack—1.1%
International Speedway Corp., Class A	76,300	3,236,646
Retail-Apparel/Shoe—5.1%
Guess ?, Inc.	89,300	3,418,404
Lululemon Athletica, Inc.†	140,000	4,335,800
Tween Brands, Inc.†	114,100	2,167,900
Under Armour, Inc., Class A†	150,053	5,001,267
		14,923,371
Retail-Automobile—3.2%
CarMax, Inc.†	240,000	4,980,000
Penske Auto Group, Inc.	200,000	4,186,000
		9,166,000
Retail-Consumer Electronics—0.5%
Circuit City Stores, Inc.	281,200	1,332,888
Retail-Restaurants—1.8%
The Cheesecake Factory, Inc.†	225,000	5,091,750
School—3.4%
DeVry, Inc.	175,000	9,975,000
Semiconductor Components-Integrated Circuits—1.6%
Anadigics, Inc.†	412,900	4,607,964

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Semiconductor Equipment—1.1%
Novellus Systems, Inc.†	150,000	$3,279,000
Soap & Cleaning Preparation—2.0%
Church & Dwight Co., Inc.	100,000	5,682,000
Telecommunication Equipment—1.0%
ADC Telecommunications, Inc.†	211,400	2,963,828
Transactional Software—0.8%
Innerworkings, Inc.†	172,100	2,313,024
Transport-Services—3.0%
C.H. Robinson Worldwide, Inc.	140,000	8,775,200
Total Long-Term Investment Securities (cost $214,315,498)		259,759,170
REPURCHASE AGREEMENTS—12.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$4,397,000	4,397,000
UBS Securities, LLC Joint Repurchase Agreement(1)	16,000,000	16,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $5,390,075 and collateralized by $5,185,000 of Federal Home Loan Bank Bonds, bearing interest at 5.25% due 12/09/22 and having an approximate value of $5,502,581	5,390,000	5,390,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $10,386,144 and collateralized by $10,610,000 of Federal Home Loan Mtg. Notes, bearing interest at 3.05% due 04/28/10 and having an approximate value of $10,596,738	10,386,000	10,386,000
Total Repurchase Agreements (cost $36,173,000)		36,173,000
TOTAL INVESTMENTS (cost $250,488,498)(2)	101.8%	295,932,170
Liabilities in excess of other assets	(1.8)	(5,281,658)
NET ASSETS	100.0%	$290,650,512

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreements.

(2) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Large-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Oil Companies-Integrated	17.5%
Computers	8.7
Oil Companies-Exploration & Production	6.6
Aerospace/Defense	6.3
Tobacco	6.1
Insurance-Property/Casualty	5.2
Medical-HMO	5.1
Finance-Investment Banker/Broker	4.8
Banks-Super Regional	4.3
Pharmacy Services	3.8
Medical-Drugs	3.7
Finance-Mortgage Loan/Banker	3.0
Office Automation & Equipment	2.4
Medical-Biomedical/Gene	2.2
Diversified Manufacturing Operations	2.1
Electronics-Military	2.0
Telephone-Integrated	1.8
Retail-Office Supplies	1.8
Savings & Loans/Thrifts	1.8
Applications Software	1.7
Food-Misc.	1.5
Retail-Discount	1.4
Multimedia	1.4
Retail-Apparel/Shoe	1.3
Repurchase Agreement	1.3
Retail-Building Products	1.2
Medical Products	1.1
Time Deposit	0.2
100.3%

* Calculated as a percentage of net assets

Focused Large-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—98.8%
Aerospace/Defense—6.3%
General Dynamics Corp.	32,600	$2,947,692
Lockheed Martin Corp.	25,900	2,746,436
Northrop Grumman Corp.	35,200	2,589,664
Raytheon Co.	49,000	3,134,530
		11,418,322
Applications Software—1.7%
Microsoft Corp.	108,200	3,085,864
Banks-Super Regional—4.3%
Bank of America Corp.	148,100	5,559,674
Wachovia Corp.	75,500	2,200,825
		7,760,499
Computers—8.7%
Hewlett-Packard Co.	146,000	6,767,100
International Business Machines Corp.	75,000	9,052,500
		15,819,600
Diversified Manufacturing Operations—2.1%
General Electric Co.	118,700	3,881,490
Electronics-Military—2.0%
L-3 Communications Holdings, Inc.	32,000	3,566,400
Finance-Investment Banker/Broker—4.8%
Citigroup, Inc.	118,800	3,002,076
JPMorgan Chase & Co.	57,000	2,716,050
Morgan Stanley	59,300	2,881,980
		8,600,106
Finance-Mortgage Loan/Banker—3.0%
Fannie Mae	92,100	2,606,430
Freddie Mac	113,730	2,833,014
		5,439,444
Food-Misc.—1.5%
Kraft Foods, Inc., Class A	84,100	2,660,083
Insurance-Property/Casualty—5.2%
Chubb Corp.	50,400	2,669,688
The Travelers Cos., Inc.	134,000	6,753,600
		9,423,288
Medical Products—1.1%
Johnson & Johnson	28,900	1,938,901
Medical-Biomedical/Gene—2.2%
Biogen Idec, Inc.†	66,000	4,005,540
Medical-Drugs—3.7%
Pfizer, Inc.	166,600	3,350,326
Wyeth	73,600	3,272,992
		6,623,318
Medical-HMO—5.1%
Aetna, Inc.	151,800	6,618,480
UnitedHealth Group Inc.	77,100	2,515,773
		9,134,253
Multimedia—1.4%
News Corp., Class A	140,300	2,511,370
Office Automation & Equipment—2.4%
Xerox Corp.	317,000	4,428,490

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Oil Companies-Exploration & Production—6.6%
Anadarko Petroleum Corp.	71,400	$4,752,384
Apache Corp.	31,200	4,202,016
Devon Energy Corp.	24,600	2,789,640
Occidental Petroleum Corp.	3,000	249,630
		11,993,670
Oil Companies-Integrated—17.5%
Chevron Corp.	139,850	13,446,578
ConocoPhillips	88,000	7,581,200
Exxon Mobil Corp.	65,000	6,049,550
Marathon Oil Corp.	100,000	4,557,000
		31,634,328
Pharmacy Services—3.8%
Medco Health Solutions, Inc.†	138,000	6,836,520
Retail-Apparel/Shoe—1.3%
The Gap, Inc.	130,000	2,420,600
Retail-Building Products—1.2%
Lowe's Cos., Inc.	88,000	2,216,720
Retail-Discount—1.4%
Target Corp.	47,400	2,518,362
Retail-Office Supplies—1.8%
Staples, Inc.	148,100	3,213,770
Savings & Loans/Thrifts—1.8%
Washington Mutual, Inc.	259,700	3,191,713
Telephone-Integrated—1.8%
AT&T, Inc.	85,500	3,309,705
Tobacco—6.1%
Altria Group, Inc.	135,600	2,712,000
Philip Morris International, Inc.†	162,324	8,283,394
		10,995,394
Total Long-Term Investment Securities (cost $175,465,205)		178,627,750
SHORT-TERM INVESTMENT SECURITIES—0.2%
Time Deposit—0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.60% due 05/01/08 (cost $406,000)	$406,000	406,000
REPURCHASE AGREEMENT—1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $2,311,000)	2,311,000	2,311,000
TOTAL INVESTMENTS (cost $178,182,205)(2)	100.3%	181,344,750
Liabilities in excess of other assets	(0.3)	(619,319)
NET ASSETS	100.0%	$180,725,431

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Value Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Real Estate Operations & Development	9.6%
Diversified Operations	5.1
Insurance-Multi-line	4.6
Banks-Fiduciary	4.3
Oil Companies-Exploration & Production	4.2
Finance-Investment Banker/Broker	4.1
Transport-Marine	3.9
Commercial Services-Finance	3.7
Electronic Components-Misc.	3.6
Publishing-Newspapers	3.5
Steel-Producer	3.5
Insurance-Life/Health	3.4
Medical-Drugs	3.1
Electronic Components-Semiconductors	3.1
Banks-Super Regional	3.1
Retail-Auto Parts	2.8
Insurance-Property/Casualty	2.7
Brewery	2.7
Telephone-Integrated	2.7
Repurchase Agreements	2.6
Financial Guarantee Insurance	2.3
Retail-Building Products	2.1
Apparel Manufacturer	1.8
Machinery-Farming	1.7
Retail-Office Supplies	1.7
Cellular Telecom	1.6
Building & Construction Products-Misc.	1.6
Banks-Commercial	1.6
Chemicals-Diversified	1.4
Medical-HMO	1.4
Photo Equipment & Supplies	1.4
Television	1.1
Semiconductor Components-Integrated Circuits	1.1
Food-Misc.	1.1
Wireless Equipment	1.0
Telecom Services	0.7
Diversified Manufacturing Operations	0.7
Food-Confectionery	0.6
101.2%
* Calculated as a percentage of net assets

Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—98.6%
Apparel Manufacturer—1.8%
VF Corp.	155,800	$11,588,404
Banks-Commercial—1.6%
Synovus Financial Corp.	850,000	10,064,000
Banks-Fiduciary—4.3%
The Bank of New York Mellon Corp.	626,501	27,271,588
Banks-Super Regional—3.1%
Bank of America Corp.	262,000	9,835,480
Wachovia Corp.	346,731	10,107,209
		19,942,689
Brewery—2.7%
Anheuser-Busch Cos., Inc.	350,000	17,220,000
Building & Construction Products-Misc.—1.6%
USG Corp.†	285,743	10,089,585
Cellular Telecom—1.6%
NTT DoCoMo, Inc. ADR	695,000	10,181,750
Chemicals-Diversified—1.4%
The Dow Chemical Co.	230,000	9,234,500
Commercial Services-Finance—3.7%
H&R Block, Inc.	444,000	9,710,280
Total Systems Services, Inc.	589,617	14,032,885
		23,743,165
Diversified Manufacturing Operations—0.7%
General Electric Co.	135,000	4,414,500
Diversified Operations—5.1%
Hutchison Whampoa, Ltd.	3,305,000	32,336,892
Electronic Components-Misc.—3.6%
AVX Corp.	1,767,432	23,277,079
Electronic Components- Semiconductors—3.1%
Intel Corp.	585,000	13,022,100
Xilinx, Inc.	280,000	6,935,600
		19,957,700
Finance-Investment Banker/Broker—4.1%
Merrill Lynch & Co., Inc.	306,000	15,247,980
The Charles Schwab Corp.	514,763	11,118,881
		26,366,861
Financial Guarantee Insurance—2.3%
MBIA, Inc.	1,306,655	13,589,212
Radian Group, Inc.	229,010	1,236,654
		14,825,866
Food-Confectionery—0.6%
The Hershey Co.	97,000	3,625,860
Food-Misc.—1.1%
Kraft Foods, Inc., Class A	221,000	6,990,230
Insurance-Life/Health—3.4%
Power Corp. Of Canada	624,150	21,889,562

Security Description	Shares	Market Value (Note 2)
Insurance-Multi-line—4.6%
Assurant, Inc.	150,000	$9,750,000
Loews Corp.	112,300	4,728,953
Old Republic International Corp.	1,037,700	14,890,995
		29,369,948
Insurance-Property/Casualty—2.7%
ProAssurance Corp.†	327,100	17,313,403
Machinery-Farming—1.7%
Alamo Group, Inc.	543,266	11,060,896
Medical-Drugs—3.1%
Pfizer, Inc.	552,000	11,100,720
Sanofi-Aventis ADR	235,000	9,066,300
		20,167,020
Medical-HMO—1.4%
Coventry Health Care, Inc.†	206,400	9,232,272
Oil Companies-Exploration & Production—4.2%
Devon Energy Corp.	236,100	26,773,740
Photo Equipment & Supplies—1.4%
Eastman Kodak Co.	513,000	9,177,570
Publishing-Newspapers—3.5%
The New York Times Co., Class A	311,000	6,064,500
The Washington Post Co., Class B	24,850	16,291,660
		22,356,160
Real Estate Operations & Development—9.6%
Forest City Enterprises, Inc., Class A	475,044	17,548,125
Hang Lung Group, Ltd.	1,437,000	7,735,274
Hang Lung Properties, Ltd.	5,710,000	23,263,058
Mitsui Fudosan Co., Ltd.	500,000	12,597,971
		61,144,428
Retail-Auto Parts—2.8%
AutoZone, Inc.†	146,900	17,738,175
Retail-Building Products—2.1%
Home Depot, Inc.	463,000	13,334,400
Retail-Office Supplies—1.7%
Staples, Inc.	500,000	10,850,000
Semiconductor Components-Integrated Circuits—1.1%
Linear Technology Corp.	200,743	7,017,975
Steel-Producer—3.5%
POSCO ADR	180,900	22,323,060
Telecom Services—0.7%
Embarq Corp.	109,000	4,531,130
Telephone-Integrated—2.7%
Deutsche Telekom AG ADR	373,000	6,658,050
Windstream Corp.	885,005	10,389,959
		17,048,009

Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Television—1.1%
CBS Corp., Class B	318,000	$7,336,260
Transport-Marine—3.9%
Teekay Corp.	544,900	24,869,236
Wireless Equipment—1.0%
Motorola, Inc.	640,000	6,374,400
Total Long-Term Investment Securities (cost $620,583,693)		631,038,313
REPURCHASE AGREEMENTS—2.6%
Agreement with State Street Bank & Trust Co., bearing interest 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $3,857,054 and collateralized by $3,940,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.05%, due 04/28/10 and having an approximate value of $3,935,075	$3,857,000	3,857,000
Agreement with State Street Bank & Trust Co., bearing interest 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $12,517,174 and collateralized by $12,035,000 of Federal Home Loan Bank Bonds, bearing interest at 5.25%, due 12/09/22 and having an approximate aggregate value of $12,772,144	12,517,000	12,517,000
Total Repurchase Agreements (cost $16,374,000)		16,374,000
TOTAL INVESTMENTS (cost $636,957,693)(1)	101.2%	647,412,313
Liabilities in excess of other assets	(1.2)	(7,715,698)
NET ASSETS	100.0%	$639,696,615

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Mid-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Finance-Other Services	19.1%
Diversified Manufacturing Operations	8.6
Electric-Integrated	8.1
Retail-Apparel/Shoe	5.8
Diversified Operations	5.5
Electronic Components-Misc.	5.2
Chemicals-Specialty	4.3
Airport Development/Maintenance	3.9
Auto/Truck Parts & Equipment-Original	3.1
Machinery-General Industrial	3.1
Metal Processors & Fabrication	2.9
Machine Tools & Related Products	2.9
Oil Companies-Exploration & Production	2.8
Engineering/R&D Services	2.8
Telecommunication Equipment	2.8
Auto-Heavy Duty Trucks	2.6
Electronic Connectors	2.6
Instruments-Scientific	2.4
Hotel/Motel	2.4
Independent Power Producer	1.7
Computer Software	1.6
Computers-Integrated Systems	1.5
Banks-Commercial	1.4
Computers-Memory Devices	1.3
Time Deposit	1.2
Music	0.5
Investment Companies	0.1
100.2%

* Calculated as a percentage of net assets

Focused Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—99.0%
Airport Development/Maintenance—3.9%
Beijing Capital International Airport Co., Ltd.	3,000,000	$3,071,929
Auto-Heavy Duty Trucks—2.6%
Oshkosh Truck Corp.	50,000	2,030,000
Auto/Truck Parts & Equipment-Original—3.1%
WABCO Holdings, Inc.	52,000	2,483,520
Banks-Commercial—1.4%
Synovus Financial Corp.	95,000	1,124,800
Chemicals-Specialty—4.3%
Cytec Industries, Inc.	32,000	1,888,320
Hercules, Inc.	79,000	1,485,200
		3,373,520
Computer Software—1.6%
Metavante Technologies, Inc.†	55,000	1,296,350
Computers-Integrated Systems—1.5%
Teradata Corp.†	54,000	1,149,660
Computers-Memory Devices—1.3%
Imation Corp.	45,000	1,054,800
Diversified Manufacturing Operations—8.6%
Acuity Brands, Inc.	30,000	1,435,200
Carlisle Cos., Inc.	37,000	1,068,560
Crane Co.	50,000	2,047,000
Harsco Corp.	38,000	2,254,540
		6,805,300
Diversified Operations—5.5%
Group Bruxelles Lambert SA	18,200	2,319,510
Icahn Enterprises LP	24,000	2,040,720
		4,360,230
Electric-Integrated—8.1%
Allegheny Energy, Inc.	82,000	4,411,600
CMS Energy Corp.	70,000	1,020,600
Sierra Pacific Resources	70,000	954,100
		6,386,300
Electronic Components-Misc.—5.2%
Flextronics International, Ltd.†	291,000	3,023,490
Vishay Intertechnology, Inc.†	115,000	1,086,750
		4,110,240
Electronic Connectors—2.6%
Thomas & Betts Corp.†	54,000	2,022,840
Engineering/R&D Services—2.8%
Shaw Group, Inc.†	45,000	2,223,900
Finance-Other Services—19.1%
CME Group, Inc.	10,800	4,940,460
Hong Kong Exchanges & Clearing, Ltd.	172,000	3,518,064
NYSE Euronext	68,000	4,494,800
The Nasdaq Stock Market, Inc.†	58,000	2,114,100
		15,067,424
Hotel/Motel—2.4%
Wyndham Worldwide Corp.	88,000	1,890,240

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Independent Power Producer—1.7%
Calpine Corp.†	66,000	$1,300,200
Instruments-Scientific—2.4%
Thermo Fisher Scientific, Inc.†	33,000	1,909,710
Investment Companies—0.1%
BAM Investments, Ltd.†	1,800	37,533
Machine Tools & Related Products—2.9%
Kennametal, Inc.	66,000	2,294,820
Machinery-General Industrial—3.1%
Albany International Corp., Class A	68,000	2,468,400
Metal Processors & Fabrication—2.9%
Commercial Metals Co.	74,500	2,319,930
Music—0.5%
Warner Music Group Corp.	42,000	364,980
Oil Companies-Exploration & Production—2.8%
Canadian Oil Sands Trust	50,000	2,245,557
Retail-Apparel/Shoe—5.8%
Collective Brands, Inc.†	143,000	1,768,910
Foot Locker, Inc.	221,000	2,795,650
		4,564,560
Telecommunication Equipment—2.8%
ADTRAN, Inc.	93,000	2,200,380
Total Common Stock (cost $74,700,584)		78,157,123
RIGHTS—0.0%
Diversified Operations—0.0%
Groupe Bruxelles Lambert SA (cost $0)	2,200	69
Total Long-Term Investment Securities (cost $74,700,584)		78,157,192
SHORT-TERM INVESTMENT SECURITIES—1.2%
Time Deposit—1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.60% due 05/01/08 (cost $923,000)	$923,000	923,000
TOTAL INVESTMENTS (cost $75,623,584)(1)	100.2%	79,080,192
Liabilities in excess of other assets	(0.2)	(171,578)
NET ASSETS	100.0%	$78,908,614

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Transport-Marine	8.6%
Oil Companies-Exploration & Production	5.1
Food-Misc.	4.9
Insurance-Reinsurance	4.9
Casino Services	4.7
Networking Products	3.9
Electric-Integrated	3.7
Machinery-Material Handling	3.4
Oil-Field Services	3.3
Metal-Iron	3.2
Medical-Generic Drugs	3.0
Repurchase Agreements	3.0
Tobacco	3.0
Finance-Investment Banker/Broker	2.9
Metal Processors & Fabrication	2.5
Machinery-General Industrial	2.4
Cellular Telecom	2.4
Aerospace/Defense-Equipment	2.4
Insurance-Property/Casualty	2.2
Agricultural Operations	1.8
Food-Confectionery	1.7
Health Care Cost Containment	1.7
Real Estate Investment Trusts	1.6
Food-Wholesale/Distribution	1.6
Wire & Cable Products	1.6
Telecommunication Equipment	1.5
Printing-Commercial	1.5
Consumer Products-Misc.	1.5
Investment Companies	1.4
Lasers-System/Components	1.4
Retail-Pawn Shops	1.4
Medical Products	1.4
Telephone-Integrated	1.4
Insurance-Life/Health	1.3
Retail-Apparel/Shoe	1.2
Mining	1.1
Hazardous Waste Disposal	1.0
Medical-Outpatient/Home Medical	1.0
Motion Pictures & Services	0.8
Oil-U.S. Royalty Trusts	0.8
Oil Field Machinery & Equipment	0.8
Electronic Components-Semiconductors	0.7
99.7%

* Calculated as a percentage of net assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—96.7%
Aerospace/Defense-Equipment—2.4%
DRS Technologies, Inc.	68,600	$4,283,384
Kaman Corp.	35,800	970,180
		5,253,564
Agricultural Operations—1.8%
Andersons, Inc.	89,800	4,081,410
Casino Services—4.7%
Scientific Games Corp., Class A†	370,400	10,430,464
Cellular Telecom—2.4%
Syniverse Holdings, Inc.†	335,300	5,267,563
Consumer Products-Misc.—1.5%
Helen of Troy, Ltd.†	191,300	3,234,883
Electric-Integrated—3.7%
Integrys Energy Group, Inc.	90,300	4,324,467
Westar Energy, Inc.	167,400	3,882,006
		8,206,473
Electronic Components- Semiconductors—0.7%
Microtune, Inc.†	475,000	1,676,750
Finance-Investment Banker/Broker—2.9%
Investment Technology Group, Inc.†	131,800	6,360,668
Food-Confectionery—1.7%
The J.M. Smucker Co.	77,000	3,840,760
Food-Misc.—4.9%
Cal-Maine Foods, Inc.	367,000	10,844,850
Food-Wholesale/Distribution—1.6%
Nash Finch Co.	99,700	3,647,026
Hazardous Waste Disposal—1.0%
Heritage Crystal Clean Inc.†	135,648	2,338,572
Health Care Cost Containment—1.7%
Healthspring, Inc.†	219,600	3,698,064
Insurance-Life/Health—1.3%
Delphi Financial Group, Inc., Class A	104,600	2,847,212
Insurance-Property/Casualty—2.2%
Selective Insurance Group, Inc.	233,900	4,986,748
Insurance-Reinsurance—4.9%
Argo Group International Holdings, Ltd.†	92,542	3,314,854
Endurance Specialty Holdings, Ltd.	92,900	3,449,377
Platinum Underwriters Holdings, Ltd.	113,400	4,067,658
		10,831,889
Investment Companies—1.4%
Hercules Technology Growth Capital, Inc.	314,151	3,188,633
Lasers-System/Components—1.4%
Rofin-Sinar Technologies, Inc.†	83,300	3,172,064
Machinery-General Industrial—2.4%
Gardner Denver, Inc.†	116,600	5,416,070
Machinery-Material Handling—3.4%
Columbus McKinnon Corp.†	266,750	7,551,692

Security Description	Shares	Market Value (Note 2)
Medical Products—1.4%
The Cooper Cos., Inc.	88,700	$3,104,500
Medical-Generic Drugs—3.0%
Perrigo Co.	163,400	6,697,766
Medical-Outpatient/Home Medical—1.0%
Res-Care, Inc.†	138,900	2,262,681
Metal Processors & Fabrication—2.5%
Kaydon Corp.	105,000	5,498,850
Metal-Iron—3.2%
Cleveland-Cliffs, Inc.	44,500	7,137,800
Mining—1.1%
IAMGOLD Corp.	400,300	2,393,794
Motion Pictures & Services—0.8%
Macrovision Corp.†	114,800	1,811,544
Networking Products—3.9%
Anixter International, Inc.†	97,000	5,526,090
Foundry Networks, Inc.†	250,000	3,182,500
		8,708,590
Oil Companies-Exploration & Production—5.1%
Parallel Petroleum Corp.†	197,800	4,191,382
PetroHawk Energy Corp.†	118,200	2,794,248
Petroquest Energy, Inc.†	207,700	4,316,006
		11,301,636
Oil Field Machinery & Equipment—0.8%
Mitcham Industries, Inc.†	90,256	1,687,787
Oil-Field Services—3.3%
Global Industries, Ltd.†	466,600	7,446,936
Oil-U.S. Royalty Trusts—0.8%
Hugoton Royalty Trust	60,300	1,745,082
Printing-Commercial—1.5%
Valassis Communications, Inc.†	230,000	3,266,000
Real Estate Investment Trusts—1.6%
Universal Health Realty Income Trust	109,200	3,662,568
Retail-Apparel/Shoe—1.2%
Men's Wearhouse, Inc.	97,100	2,585,773
Retail-Pawn Shops—1.4%
Cash America International, Inc.	76,800	3,132,672
Telecommunication Equipment—1.5%
CommScope, Inc.†	69,000	3,280,950
Telephone-Integrated—1.4%
Alaska Communications Systems Group, Inc.	273,700	3,059,966
Tobacco—3.0%
Vector Group, Ltd.	385,085	6,635,015
Transport-Marine—8.6%
Eagle Bulk Shipping, Inc.	105,000	3,090,150
Genco Shipping & Trading, Ltd.	34,900	2,360,985
Navios Maritime Holdings, Inc.	190,000	2,088,100
Star Bulk Carriers Corp.	574,865	7,231,802
StealthGas, Inc.	110,752	1,776,462
Top Ships, Inc.†	294,466	2,473,514
		19,021,013

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wire & Cable Products—1.6%
General Cable Corp.†	53,000	$3,551,000
Total Long-Term Investment Securities (cost $209,577,644)		214,867,278
REPURCHASE AGREEMENTS—3.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$3,609,000	3,609,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $732,010 and collateralized by $730,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 06/06/17 and having an approximate value of $749,163	732,000	732,000

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $2,324,032 and collateralized by $2,310,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 06/06/17 and having an approximate value of $2,370,638	$2,324,000	2,324,000
Total Repurchase Agreements (cost $6,665,000)		6,665,000
TOTAL INVESTMENTS (cost $216,242,644)(2)	99.7%	221,532,278
Other assets less liabilities	0.3	555,607
NET ASSETS	100.0%	$222,087,885

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreements.

(2) See Note 6 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of April 30, 2008	Unrealized Appreciation/ (Depreciation)
4	Long	Russell E-Mini 2000 Index	June 2008	$260,549	$287,000	$26,451

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Aerospace/Defense	11.1%
Oil Companies-Integrated	8.8
Telephone-Integrated	8.4
Repurchase Agreements	6.7
Finance-Investment Banker/Broker	6.3
Agricultural Chemicals	6.2
Computers	4.8
Retail-Restaurants	4.5
Cable TV	3.8
Metal-Diversified	3.5
Web Portals/ISP	3.3
Medical Information Systems	3.1
Medical-Biomedical/Gene	2.8
Wireless Equipment	2.8
Applications Software	2.3
Casino Hotel	2.2
Banks-Super Regional	2.1
Food-Misc.	2.0
Retail-Discount	1.8
Multimedia	1.8
Diversified Manufacturing Operations	1.8
Tobacco	1.8
Oil-Field Services	1.7
Consulting Services	1.7
Medical-HMO	1.5
Medical Products	1.4
Commercial Services-Finance	1.4
E-Commerce/Products	0.9
100.5%

* Calculated as a percentage of net assets

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—89.9%
Aerospace/Defense—11.1%
General Dynamics Corp.	240,657	$21,760,206
Lockheed Martin Corp.	260,879	27,663,609
		49,423,815
Agricultural Chemicals—6.2%
Intrepid Potash, Inc.†	251,129	11,926,116
Monsanto Co.	138,039	15,739,207
		27,665,323
Applications Software—2.3%
Microsoft Corp.	351,400	10,021,928
Banks-Super Regional—2.1%
Bank of America Corp.	251,400	9,437,556
Cable TV—3.8%
Comcast Corp., Special Class A	838,400	16,969,216
Casino Hotel—2.2%
Las Vegas Sands Corp.†	126,600	9,649,452
Commercial Services-Finance—1.4%
Mastercard, Inc., Class A	22,037	6,129,812
Computers—4.8%
Dell, Inc.†	789,900	14,715,837
International Business Machines Corp.	54,900	6,626,430
		21,342,267
Consulting Services—1.7%
Huron Consulting Group, Inc.†	182,827	7,653,138
Diversified Manufacturing Operations—1.8%
General Electric Co.	241,200	7,887,240
E-Commerce/Products—0.9%
Amazon.com, Inc.†	53,387	4,197,820
Finance-Investment Banker/Broker—6.3%
Citigroup, Inc.	388,200	9,809,814
JPMorgan Chase & Co.	186,200	8,872,430
Morgan Stanley	191,100	9,287,460
		27,969,704
Food-Misc.—2.0%
Kraft Foods, Inc., Class A	274,600	8,685,598
Medical Information Systems—3.1%
Eclipsys Corp.†	671,613	13,949,402
Medical Products—1.4%
Johnson & Johnson	94,000	6,306,460
Medical-Biomedical/Gene—2.8%
Genentech, Inc.†	185,477	12,649,531
Medical-HMO—1.5%
WellPoint, Inc.†	135,500	6,741,125
Metal-Diversified—3.5%
Freeport-McMoRan Copper & Gold, Inc.	138,400	15,743,000
Multimedia—1.8%
News Corp., Class A	451,100	8,074,690

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Oil Companies-Integrated—8.8%
Chevron Corp.	116,200	$11,172,630
ConocoPhillips	115,800	9,976,170
Exxon Mobil Corp.	192,850	17,948,550
		39,097,350
Oil-Field Services—1.7%
Transocean, Inc †.	52,511	7,743,272
Retail-Discount—1.8%
Target Corp.	154,200	8,192,646
Retail-Restaurants—4.5%
McDonald's Corp.	338,621	20,175,039
Telephone-Integrated—4.5%
AT&T, Inc.	279,300	10,811,703
Level 3 Communications, Inc.†	3,080,200	9,148,194
		19,959,897
Tobacco—1.8%
Philip Morris International, Inc.†	153,200	7,817,796
Web Portals/ISP—3.3%
Google, Inc., Class A†	25,261	14,507,140
Wireless Equipment—2.8%
Crown Castle International Corp.†	322,800	12,540,780
Total Common Stock (cost $395,840,192)		400,530,997
CONVERTIBLE BONDS & NOTES—3.9%
Telephone-Integrated—3.9%
Level 3 Communications ,Inc. Senior Notes 2.88% due 07/15/10	$11,500,000	9,171,250
Level 3 Communications ,Inc. Senior Notes 5.25% due 12/15/11	9,000,000	8,268,750
Total Convertible Bonds & Notes (cost $17,069,729)		17,440,000
Total Long-Term Investment Securities (cost $412,909,921)		417,970,997
REPURCHASE AGREEMENTS—6.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$5,653,000	5,653,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $14,576,202 and collaterized by $14,490,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 06/06/17 and having an approximate value of $14,870,363	14,576,000	14,576,000

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $9,432,131 and collaterized by $9,635,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.05% due 04/28/10 and having an approximate value of $9,622,956	$9,432,000	$9,432,000
Total Repurchase Agreements (cost $29,661,000)		29,661,000
TOTAL INVESTMENTS (cost $442,570,921)(2)	100.5%	447,631,997
Liabilities in excess of other assets	(0.5)	(2,062,315)
NET ASSETS	100.0%	$445,569,682

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused International Equity Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	8.3%
Toys	7.7
Medical-Drugs	6.7
Diversified Operations	6.2
Human Resources	4.9
Building Products-Cement	4.6
Finance-Investment Banker/Broker	4.3
Auto-Cars/Light Trucks	4.2
Water	4.2
Retail-Building Products	4.0
Repurchase Agreements	3.6
Rubber-Tires	3.4
Cellular Telecom	3.3
Diversified Manufacturing Operations	3.3
Agricultural Operations	3.3
Banks-Commercial	3.2
Chemicals-Diversified	2.6
Television	2.6
Food-Misc.	2.5
Investment Management/Advisor Services	2.5
Real Estate Operations & Development	2.4
Gas-Distribution	2.4
Machinery-Construction & Mining	2.3
Agricultural Chemicals	1.8
Chemicals-Specialty	1.7
Insurance-Multi-line	1.6
Food-Dairy Products	1.6
Finance-Other Services	1.1
Time Deposit	0.1
100.4%

* Calculated as a percentage of net assets

Country Allocation*
Switzerland	18.5%
Japan	16.6
Germany	16.0
United Kingdom	14.7
Singapore	7.8
France	5.7
South Korea	4.1
United States	3.6
Hong Kong	3.3
Cyprus	3.2
Portugal	2.4
Canada	1.8
Russia	1.6
Brazil	1.1
100.4%

* Calculated as a percentage of net assets

Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—96.7%
Brazil—1.1%
Bovespa Holding SA	244,840	$3,667,739
Canada—1.8%
Potash Corp. of Saskatchewan, Inc.	31,186	5,736,665
Cyprus—3.2%
Marfin Popular Bank Public Co.	1,150,654	10,277,065
France—5.7%
AXA SA	137,249	5,123,023
Veolia Environnement	183,537	13,337,620
		18,460,643
Germany—16.0%
Bayer AG	99,320	8,498,565
Bayerische Motoren Werke AG	243,000	13,374,998
Continental AG	91,598	10,802,737
MLP AG	476,700	8,001,694
Siemens AG	90,453	10,673,350
		51,351,344
Hong Kong—3.3%
China Mobile, Ltd.	624,000	10,729,423
Japan—16.6%
Daiwa Securities Group, Inc.	784,000	7,773,275
Komatsu, Ltd.	243,700	7,382,363
Nintendo Co., Ltd.	44,800	24,600,471
Rohm Co., Ltd.	196,000	13,665,433
		53,421,542
Portugal—2.4%
Galp Energia, SGPS, S.A.	321,692	7,815,885
Russia—1.6%
Wimm-Bill-Dann Foods ADR	42,013	5,112,982
Singapore—7.8%
CapitaLand, Ltd.	1,564,000	7,831,245
Keppel Corp., Ltd.	865,000	6,582,943
Wilmar International, Ltd.†	3,103,000	10,548,896
		24,963,084
South Korea—4.1%
Samsung Electronics Co., Ltd.	18,500	13,118,735
Switzerland—18.4%
Actelion, Ltd.†	177,236	8,980,254
Adecco SA	261,000	15,655,214
Holcim, Ltd.	151,581	14,907,208
Lonza Group AG	40,921	5,592,254
Nestle SA	16,945	8,127,843
UBS AG	175,000	5,911,306
		59,174,079
United Kingdom—14.7%
British Sky Broadcasting Group PLC	783,200	8,486,943
Carpetright PLC	872,200	12,815,708
Enodis PLC	2,738,100	13,242,935
GlaxoSmithKline PLC	562,400	12,535,251
		47,080,837
Total Common Stock (cost $306,157,894)		310,910,023

Security Description	Shares/ Principal Amount	Market Value (Note 2)
RIGHTS—0.1%
Switzerland—0.1%
UBS AG Expires 05/09/08 (cost $0)	175,000	$295,565
Total Long-Term Investment Securities (cost $306,157,894)		311,205,588
SHORT-TERM INVESTMENT SECURITIES—0.1%
Time Deposit—0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.60% due 05/01/08 (cost $194,000)	$194,000	194,000
REPURCHASE AGREEMENTS—3.5%
Agreement with State Street Bank & Trust Co. , bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $3,330,046 and collateralized by $3,310,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 06/06/17 and having an approximate value of $3,396,888	3,330,000	3,330,000
Agreement with State Street Bank & Trust Co. , bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $8,155,113 and collateralized by $8,330,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.05% due 04/28/10 and having an approximate value of $8,319,588	8,155,000	8,155,000
Total Repurchase Agreements (cost $11,485,000)		11,485,000
TOTAL INVESTMENTS— (cost $317,836,894)(1)	100.4%	322,884,588
Liabilities in excess of other assets	(0.4)	(1,366,091)
NET ASSETS—	100.0%	$321,518,497

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited) (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
CHF	2,350,000	USD	2,371,629	03/19/2009	$102,332
CHF	1,200,000	USD	1,200,781	04/20/2009	42,035
EUR	2,040,000	USD	3,197,292	04/20/2009	60,905
EUR	2,065,000	USD	3,195,670	03/31/2009	18,371
GBP	4,510,000	USD	8,993,752	06/23/2008	60,066
					$283,709
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
CHF	560,000	USD	509,907	05/23/2008	$(30,739)
CHF	2,180,000	USD	2,046,699	08/29/2008	(58,903)
CHF	1,513,000	USD	1,348,004	05/09/2008	(112,403)
CHF	4,750,000	USD	4,143,225	06/27/2008	(444,217)
EUR	1,940,000	USD	2,885,556	02/27/2009	(103,142)
EUR	1,805,000	USD	2,672,844	05/23/2008	(142,902)
GBP	1,540,000	USD	2,978,514	04/21/2009	(12,395)
GBP	2,960,000	USD	5,828,240	07/08/2008	(28,626)
GBP	2,730,000	USD	5,338,515	07/22/2008	(57,658)
					$(990,985)
	Net Unrealized Appreciation (Depreciation).....................................................................				$(707,276)

CHF—Swiss Franc

EUR—Euro Dollar

GBP—Pound Sterling

USD—United States Dollar

See Notes to Financial Statements

Focused Technology Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	13.9%
Computers	11.3
Networking Products	8.3
Applications Software	7.3
Repurchase Agreement	5.9
Wireless Equipment	5.6
Enterprise Software/Service	5.2
Internet Security	4.0
Computer Aided Design	3.5
Electronic Forms	3.1
Data Processing/Management	3.1
Telecom Equipment-Fiber Optics	2.8
Internet Infrastructure Software	2.8
Entertainment Software	2.8
Computer Services	2.7
Commercial Services-Finance	2.5
Computers-Memory Devices	2.5
Motion Pictures & Services	2.3
Computers-Integrated Systems	1.9
E-Commerce/Services	1.7
Consulting Services	1.5
Semiconductor Components-Integrated Circuits	1.4
Semiconductor Equipment	1.4
Energy-Alternate Sources	1.3
Web Portals/ISP	1.1
99.9%

* Calculated as a percentage of net assets

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—94.0%
Applications Software—7.3%
Microsoft Corp.	44,200	$1,260,584
Nuance Communications, Inc.†	62,000	1,257,360
Salesforce.com, Inc.†	32,390	2,161,385
		4,679,329
Commercial Services-Finance—2.5%
Visa, Inc., Class A†	19,300	1,610,585
Computer Aided Design—3.5%
Aspen Technology, Inc.†	110,500	1,518,270
Autodesk, Inc.†	18,700	710,600
		2,228,870
Computer Services—2.7%
Cognizant Technology Solutions Corp., Class A†	53,000	1,709,250
Computers—11.3%
Apple, Inc.†	11,395	1,982,160
Hewlett-Packard Co.	41,300	1,914,255
International Business Machines Corp.	17,100	2,063,970
Research In Motion Ltd.†	10,700	1,301,441
		7,261,826
Computers-Integrated Systems—1.9%
Brocade Communications Systems, Inc.†	173,600	1,242,976
Computers-Memory Devices—2.5%
EMC Corp.†	104,300	1,606,220
Consulting Services—1.5%
Accenture Ltd., Class A	26,000	976,300
Data Processing/Management—3.1%
Fiserv, Inc.†	39,400	1,991,670
E-Commerce/Services—1.7%
eBay, Inc.†	35,600	1,113,924
Electronic Components- Semiconductors—13.9%
Broadcom Corp., Class A†	50,600	1,313,576
Intel Corp.	72,600	1,616,076
Intersil Corp., Class A	46,500	1,242,480
MEMC Electronic Materials, Inc.†	11,400	717,858
Microchip Technology, Inc.	36,300	1,334,025
Microsemi Corp.†	59,900	1,467,550
Texas Instruments, Inc.	44,300	1,291,788
		8,983,353
Electronic Forms—3.1%
Adobe Systems, Inc.†	54,400	2,028,576
Energy-Alternate Sources—1.3%
First Solar, Inc.†	2,800	817,572
Enterprise Software/Service—5.2%
Lawson Software, Inc.†	165,700	1,323,943
Oracle Corp.†	96,700	2,016,195
		3,340,138

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Entertainment Software—2.8%
Electronic Arts, Inc.†	34,805	$1,791,413
Internet Infrastructure Software—2.8%
Akamai Technologies, Inc.†	50,900	1,820,693
Internet Security—4.0%
Check Point Software Technologies†	29,000	684,980
McAfee, Inc.†	57,900	1,925,175
		2,610,155
Motion Pictures & Services—2.3%
Macrovision Corp.†	96,000	1,514,880
Networking Products—8.3%
Atheros Communications, Inc.†	27,200	724,064
Cisco Systems, Inc.†	80,500	2,064,020
Foundry Networks, Inc.†	82,000	1,043,860
Juniper Networks, Inc.†	55,855	1,542,715
		5,374,659
Semiconductor Components-Integrated Circuits—1.4%
Marvell Technology Group, Ltd.†	70,000	906,500
Semiconductor Equipment—1.4%
Applied Materials, Inc.	47,200	880,752
Telecom Equipment-Fiber Optics—2.8%
Corning, Inc.	68,200	1,821,622
Web Portals/ISP—1.1%
Google, Inc., Class A†	1,200	689,148
Wireless Equipment—5.6%
American Tower Corp., Class A†	20,826	904,265
Nokia Oyj ADR	19,500	586,365
QUALCOMM, Inc.	48,705	2,103,569
		3,594,199
Total Long-Term Investment Securities (cost $56,266,912)		60,594,610
REPURCHASE AGREEMENT—5.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,774,000)	$3,774,000	3,774,000
TOTAL INVESTMENTS (cost $60,040,912)(2)	99.9%	64,368,610
Other assets less liabilities	0.1	87,088
NET ASSETS	100.0%	$64,455,698

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Tobacco	11.8%
Telephone-Integrated	10.4
Finance-Investment Banker/Broker	6.2
Medical-Drugs	6.2
Oil & Gas Drilling	4.9
Transport-Marine	4.6
Retail-Restaurants	4.3
Oil Companies-Integrated	4.1
Food-Misc.	4.0
Chemicals-Diversified	3.9
Commercial Services-Finance	3.8
Metal-Copper	3.6
Retail-Building Products	3.5
Theater	3.4
Motorcycle/Motor Scooter	3.3
Retail-Apparel/Shoe	3.3
Toys	3.1
Building & Construction Products-Misc.	3.1
Television	3.0
Paper & Related Products	2.9
Repurchase Agreement	2.9
Publishing-Newspapers	2.6
Office Furnishings-Original	1.1
Publishing-Periodicals	0.4
100.4%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—97.5%
Building & Construction Products-Misc.—3.1%
Masco Corp.	236,500	$4,306,665
Chemicals-Diversified—3.9%
E.I. du Pont de Nemours & Co.	111,600	5,458,356
Commercial Services-Finance—3.8%
Automatic Data Processing, Inc.	120,100	5,308,420
Finance-Investment Banker/Broker—6.2%
Citigroup, Inc.	117,300	2,964,171
JPMorgan Chase & Co.	120,200	5,727,530
		8,691,701
Food-Misc.—4.0%
H.J. Heinz Co.	120,200	5,653,006
Medical-Drugs—6.2%
Merck & Co., Inc.	107,300	4,081,692
Pfizer, Inc.	225,400	4,532,794
		8,614,486
Metal-Copper—3.6%
Southern Copper Corp.	44,000	5,049,440
Motorcycle/Motor Scooter—3.3%
Harley-Davidson, Inc.	121,800	4,658,850
Office Furnishings-Original—1.1%
Steelcase, Inc., Class A	141,300	1,565,604
Oil & Gas Drilling—4.9%
Patterson-UTI Energy, Inc.	244,600	6,834,124
Oil Companies-Integrated—4.1%
Chevron Corp.	59,500	5,720,925
Paper & Related Products—2.9%
International Paper Co.	155,100	4,058,967
Publishing-Newspapers—2.6%
Gannett Co., Inc.	127,300	3,643,326
Publishing-Periodicals—0.4%
Idearc, Inc.	179,900	593,670
Retail-Apparel/Shoe—3.3%
Limited Brands, Inc.	246,800	4,570,736
Retail-Building Products—3.5%
Home Depot, Inc.	169,200	4,872,960
Retail-Restaurants—4.3%
McDonald's Corp.	100,400	5,981,832
Telephone-Integrated—10.4%
AT&T, Inc.	132,700	5,136,817
Verizon Communications, Inc.	124,400	4,786,912
Windstream Corp.	400,000	4,696,000
		14,619,729
Television—3.0%
CBS Corp., Class B	179,800	4,147,986
Theater—3.4%
Regal Entertainment Group, Class A	254,900	4,832,904

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Tobacco—11.8%
Altria Group, Inc.	80,200	$1,604,000
Loews Corp. - Carolina Group	67,000	4,399,890
Reynolds American, Inc.	88,300	4,754,955
UST, Inc.	111,500	5,805,805
		16,564,650
Toys—3.1%
Mattel, Inc.	233,900	4,385,625
Transport-Marine—4.6%
Frontline, Ltd.	114,300	6,407,658
Total Long-Term Investment Securities (cost $151,702,121)		136,541,620
REPURCHASE AGREEMENT—2.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $4,035,000)	$4,035,000	4,035,000
TOTAL INVESTMENTS (cost $155,737,121)(2)	100.4%	140,576,620
Liabilities in excess of other assets	(0.4)	(585,939)
NET ASSETS	100.0%	$139,990,681

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused StarALPHA Portfolio

PORTFOLIO PROFILE — April 30, 2008 — (unaudited)

Industry Allocation*
Repurchase Agreement	6.2%
Finance-Other Services	5.5
Time Deposit	5.2
Medical-Biomedical/Gene	5.1
Diversified Operations	4.1
Real Estate Operations & Development	3.8
Pipelines	3.4
Cellular Telecom	3.4
Airport Development/Maintenance	2.6
Web Portals/ISP	2.6
Food-Misc.	2.6
Broadcast Services/Program	2.5
Telecom Services	2.2
Cable TV	2.2
Therapeutics	2.2
Real Estate Investment Trusts	2.2
Oil Companies-Exploration & Production	2.2
Cosmetics & Toiletries	2.1
Retail-Drug Store	2.1
Oil Companies-Integrated	2.0
Enterprise Software/Service	2.0
Medical-HMO	2.0
Pharmacy Services	1.9
Office Automation & Equipment	1.9
Forestry	1.9
Electronics-Military	1.9
Retail-Apparel/Shoe	1.9
Computers	1.9
Computer Services	1.9
Telephone-Integrated	1.9
Real Estate Management/Services	1.8
Internet Security	1.7
Oil Refining & Marketing	1.6
Independent Power Producers	1.6
Electronic Components-Semiconductors	1.5
Multimedia	1.5
Commercial Services-Finance	1.5
Beverages-Non-alcoholic	1.4
U.S. Government Agencies	1.3
E-Commerce/Services	1.2
Banks-Commercial	1.0
Motion Pictures & Services	1.0
Engineering/R&D Services	0.9
Computers-Memory Devices	0.9
Computer Software	0.8
Investment Companies	0.1
103.2%

* Calculated as a percentage of net assets

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—90.5%
Airport Development/Maintenance—2.6%
Beijing Capital International Airport Co., Ltd.	3,600,000	$3,686,314
Banks-Commercial—1.0%
ICICI Bank, Ltd. ADR	32,043	1,428,797
Beverages-Non-alcoholic—1.4%
Hansen Natural Corp.†	56,600	2,003,074
Broadcast Services/Program—2.5%
Liberty Global, Inc., Class A†	97,905	3,464,858
Cable TV—2.2%
The DIRECTV Group, Inc.†	127,300	3,136,672
Cellular Telecom—3.4%
MTN Group, Ltd.	114,600	2,189,930
NII Holdings, Inc.†	57,500	2,630,050
		4,819,980
Commercial Services-Finance—1.5%
Visa, Inc., Class A†	24,900	2,077,905
Computer Services—1.9%
Electronic Data Systems Corp.	143,000	2,654,080
Computer Software—0.8%
Blackbaud, Inc.	50,000	1,174,500
Computers—1.9%
International Business Machines Corp.	22,000	2,655,400
Computers-Memory Devices—0.9%
Data Domain, Inc.†	56,500	1,228,875
Cosmetics & Toiletries—2.1%
Procter & Gamble Co.	44,000	2,950,200
Diversified Operations—4.1%
Icahn Enterprises LP	28,000	2,380,840
Leucadia National Corp.	66,000	3,380,520
		5,761,360
E-Commerce/Services—1.2%
priceline.com, Inc.†	12,800	1,633,792
Electronic Components- Semiconductors—1.5%
ON Semiconductor Corp.†	288,100	2,152,107
Electronics-Military—1.9%
L-3 Communications Holdings, Inc.	24,000	2,674,800
Engineering/R&D Services—0.9%
Larsen & Toubro Ltd. GDR	17,200	1,284,840
Enterprise Software/Service—2.0%
Oracle Corp.†	137,500	2,866,875
Finance-Other Services—5.5%
NYSE Euronext	40,000	2,644,000
Singapore Exchange, Ltd.	400,000	2,533,830
The Nasdaq Stock Market, Inc.†	72,000	2,624,400
		7,802,230
Food-Misc.—2.6%
Kraft Foods, Inc., Class A	114,000	3,605,820

Security Description	Shares	Market Value (Note 2)
Forestry—1.9%
Weyerhaeuser Co.	42,013	$2,683,790
Independent Power Producer—1.6%
Reliant Energy, Inc.†	86,000	2,213,640
Internet Security—1.7%
McAfee, Inc.†	70,000	2,327,500
Investment Companies—0.1%
BAM Investments, Ltd.†	10,000	208,520
Medical-Biomedical/Gene—5.1%
Amgen, Inc.†	47,586	1,992,426
Biogen Idec, Inc.†	42,000	2,548,980
Celgene Corp.†	41,600	2,585,024
		7,126,430
Medical-HMO—2.0%
Aetna, Inc.	64,000	2,790,400
Motion Pictures & Services—1.0%
Macrovision Corp.†	85,000	1,341,300
Multimedia—1.5%
Liberty Media Corp. - Entertainment, Series A†	81,597	2,117,442
Office Automation & Equipment—1.9%
Xerox Corp.	195,000	2,724,150
Oil Companies-Exploration & Production—2.2%
OAO Gazprom ADR	58,000	3,085,600
Oil Companies-Integrated—2.0%
Exxon Mobil Corp.	31,000	2,885,170
Oil Refining & Marketing—1.6%
Valero Energy Corp.	46,000	2,247,100
Pharmacy Services—1.9%
Express Scripts, Inc.†	39,000	2,730,780
Pipelines—3.4%
Kinder Morgan Management LLC†	88,898	4,844,941
Real Estate Investment Trusts—2.2%
Vornado Realty Trust	33,235	3,093,846
Real Estate Management/Services—1.8%
Mitsubishi Estate Co., Ltd.	85,000	2,468,625
Real Estate Operations & Development—3.8%
Brookfield Asset Management, Inc. Class A	75,000	2,454,000
CapitaLand, Ltd.	592,000	2,964,257
		5,418,257
Retail-Apparel/Shoe—1.9%
The Gap, Inc.	143,000	2,662,660
Retail-Drug Store—2.1%
CVS Caremark Corp.	72,000	2,906,640
Telecom Services—2.2%
Amdocs, Ltd.†	100,600	3,156,828
Telephone-Integrated—1.9%
AT&T, Inc.	68,400	2,647,764

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Therapeutics—2.2%
Gilead Sciences, Inc.†	60,300	$3,121,128
Web Portals/ISP—2.6%
Google, Inc., Class A†	6,300	3,618,027
Total Long-Term Investment Securities (cost $132,362,373)		127,483,017
SHORT-TERM INVESTMENT SECURITIES—6.5%
Time Deposit—5.2%
Euro Time Deposit with State Street Bank & Trust Co. 1.00% due 05/01/08	$7,302,000	7,302,000
U.S. Government Agencies—1.3%
Federal Home Loan Bank Disc. Notes 1.75% due 05/01/08	1,800,000	1,800,000
Total Short-Term Investment Securities (cost $9,102,000)		9,102,000
REPURCHASE AGREEMENT(1)—6.2%
State Street Bank & Trust Co. Joint Repurchase Agreement	2,783,000	2,783,000
UBS Securities, LLC Joint Repurchase Agreement	6,000,000	6,000,000
Total Repurchase Agreements (cost $8,783,000)		8,783,000
TOTAL INVESTMENTS (cost $150,247,373)(2)	103.2%	145,368,017
Liabilities in excess of other assets	(3.2)	(4,502,584)
NET ASSETS	100.0%	$140,865,433

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited)

Note 1.  Organization

SunAmerica Focused Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund currently consists of eighteen separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. The assets of each Portfolio are generally allocated among at least three investment advisers (each, a "Subadviser"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets. With respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio, each of these Portfolios invests in a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and SunAmerica Senior Floating Rate Fund, Inc., and may also invest in the SunAmerica Money Market Fund, Inc. and any other affiliated SunAmerica funds (collectively, the "Underlying Funds").

The investment objective and principal investment techniques for each of the Portfolios is as follows:

Focused Equity Strategy Portfolio seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in equity securities.

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Equity Funds and SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities.

Focused Fixed Income and Equity Strategy Portfolio seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Equity Funds and SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income and/or equity securities.

Focused Fixed Income Strategy Portfolio seeks current income through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, and SunAmerica Senior Floating Rate Fund investing in equity and fixed income securities. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income securities.

Focused Large-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

Focused Mid-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in mid-cap companies.

Focused Small-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Focused Large-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

Focused Mid-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in mid-cap companies.

Focused Small-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

Focused Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisers believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Adviser may emphasize either a growth orientation or a value orientation at any particular time.

Focused International Equity Portfolio seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in equity securities.

Focused Technology Portfolio seeks long-term growth of capital through active trading of equity securities of companies that offer the potential for long-term growth of capital and that the Adviser believes will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in such securities.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

Focused StarALPHA Portfolio seeks total return through active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization.

The Asset Allocation Strategy Portfolios: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy ("Strategy Portfolios") invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.sunamericafunds.com.

All of the Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

exchange of Class A shares of the Focused International Equity Portfolio that were purchased within ninety (90) calendar days prior to the date of such exchange.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Portfolios issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares—  Offered at net asset value per share exclusively for sale to AIG SunAmerica affiliated companies' retirement plans.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or account maintenance fee payments applicable to Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Portfolio's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business the Portfolio enters into contracts that contain the obligation to indemnify others. The Portfolios' maximum exposure under these arrangements is unknown. Currently, however, the Portfolio expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, a Portfolio will adjust

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

As of April 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Focused Small-Cap Growth	5.10%	$4,397,000
Focused Large-Cap Value	2.68	2,311,000
Focused Small-Cap Value	4.18	3,609,000
Focused Growth and Income	6.55	5,653,000
Focused Technology	4.37	3,774,000
Focused Dividend Strategy	4.68	4,035,000
Focused StarALPHA	3.23	2,783,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 30, 2008, bearing interest at a rate of 1.43% per annum, with a principal amount of $86,285,000, a repurchase price of $86,288,427 and a maturity date of May 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	8.13%	08/15/2021	$82,202,049	$83,846,070
U.S. Treasury Bond	8.00	11/15/2021	4,082,971	4,166,200

In addition, as of April 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Focused Growth	5.28%	$23,769,000
Focused Small-Cap Growth	3.56	16,000,000
Focused StarALPHA	1.33	6,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated April 30, 2008, bearing interest at a rate of 1.90% per annum, with a principal amount of $450,000,000, a repurchase price of $450,023,750 and a maturity date of May 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	0.63%	04/15/2013	$281,067,000	$286,688,359
U.S. Treasury Inflation Index Bonds	2.50	07/15/2016	168,933,000	172,312,500

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2004.

New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the management of the Portfolios does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, AIG SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of AIG SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to AIG SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Equity Strategy	0.10%
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Fixed Income & Equity	0.10%
Focused Fixed Income Strategy	0.10%
Focused Large-Cap Growth	0.85%
Focused Growth	1.00%
Focused Mid-Cap Growth	1.00%
Focused Small-Cap Growth	1.00%
Focused Large-Cap Value	1.00%
Focused Value	1.00%
Focused Mid-Cap Value	1.00%
Focused Small-Cap Value	1.00%
Focused Growth and Income	1.00%
Focused International Equity	1.25%
Focused Technology*	1.00%
Focused Dividend Strategy	0.35%
Focused StarALPHA	1.00%

In addition, effective September 1, 2007, AIG SunAmerica agreed to voluntarily waive 0.02% of the investment advisory fees for the Focused Large-Cap Growth Portfolio and the Focused International Equity Portfolio. Effective February 22, 2008, AIG SunAmerica removed the 0.02% waiver from the Focused Large-Cap Growth Portfolio. For the six months ended April 30, 2008, the amount of investment advisory fees waived were $47,794 and $33,544, respectively. These voluntary waivers may be discontinued at any time at the option of AIG SunAmerica.

The Agreement authorizes AIG SunAmerica to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. AIG SunAmerica does not retain any Subadviser with respect to the Strategy Portfolios, Focused Technology Portfolio, and the Focused Dividend Strategy Portfolio. The organizations described below acted as Subadvisers (with the exception of AIG SunAmerica, which acted as Adviser) as of the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with AIG SunAmerica. Each of the Subadvisers is independent of AIG SunAmerica and discharges its responsibilities subject to the policies of the Board of the Fund and the oversight and supervision of AIG SunAmerica, which pays the Subadvisers' fees. Effective February 1, 2008, the Board approved a policy change in the Focused Technology Portfolio to provide for portfolio management solely by AIG SunAmerica in lieu of the Focused Technology Portfolio's former multi-manager strategy.

* Effective February 1, 2008, the investment advisory and management fee for the Focused Technology Portfolio was decreased from 1.25% to 1.00%.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Focused Large-Cap Growth Portfolio
BlackRock Investment Management, LLC
Janus Capital Management LLC
Marsico Captial Management, LLC

Focused Growth Portfolio
Janus Capital Management LLC
AIG SunAmerica
Thornburg Investment Management, LLC

Focused Mid-Cap Growth Portfolio
Eagle Asset Management, LLC
TimesSquare Capital Management, LLC
Munder Capital Management

Focused Small-Cap Growth Portfolio
AIG SunAmerica
BAMCO, Inc.
Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
Dreman Value Management, LLC
BlackRock Investment Management, LLC
AIG SunAmerica

Focused Value Portfolio
Northern Trust Investments, NA
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.

Focused Mid-Cap Value Portfolio
Kinetics Asset Management, Inc.
Reich & Tang Asset Management, LLC
Keeley Asset Management Corp.

Focused Small-Cap Value Portfolio
Allegiant Asset Management Co.
AIG SunAmerica
Dreman Value Management, LLC

Focused Growth and Income Portfolio
Thornburg Investment Management, Inc.
Marsico Capital Management, LLC
AIG SunAmerica

Focused International Equity Portfolio
Henderson Global Investors, Inc.
Harris Associates L.P.
Marsico Capital Management, LLC

Focused StarALPHA Portfolio
AIG SunAmerica
BlackRock Investment Management, LLC
Janus Capital Management, LLC
Kinetics Asset Management, Inc.
Thornburg Investment Management, Inc.

Each Subadviser is paid monthly by AIG SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Subadviser. For the six months ended April 30, 2008, AIG SunAmerica paid the Subadvisers for each Portfolio the following aggregate annual rates, expressed as a percentage of the average daily net assets of each Portfolio:

Portfolio	Percentage
Focused Large-Cap Growth	0.39%
Focused Growth	0.38%
Focused Mid-Cap Growth	0.50%
Focused Small-Cap Growth	0.41%
Focused Large-Cap Value	0.30%
Focused Value	0.42%
Focused Mid-Cap Value	0.31%
Focused Small-Cap Value	0.32%
Focused Growth and Income	0.28%
Focused International Equity	0.51%
Focused Technology*	0.22%
Focused StarALPHA	0.32%

AIG SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Fund or AIG SunAmerica as defined by Section 2(a)(19) of the 1940 Act ("the Disinterested Directors").

* Effective February 1, 2008, the Focused Technology Portfolio became managed solely by AIG SunAmerica in lieu of the former multi-manager strategy.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Portfolio	Class A	Class B	Class C	Class I
Focused Growth	1.72%	2.37%	2.37%	—
Focused Mid-Cap Growth	1.72%	2.37%	2.37%	—
Focused Small-Cap Growth	1.72%	2.37%	2.37%	1.62%
Focused Large-Cap Value	1.72%	2.37%	2.37%	—
Focused Value	1.72%	2.37%	2.37%	—
Focused Mid-Cap Value	1.72%	2.37%	2.37%	—
Focused Small-Cap Value	1.72%	2.37%	2.37%	—
Focused Growth and Income	1.72%	2.37%	2.37%	—
Focused International Equity	1.95%	2.60%	2.60%	—
Focused Technology*	1.88%	2.53%	2.53%	—
Focused Dividend Strategy	0.95%	1.60%	1.60%	—
Focused StarALPHA	1.72%	—	2.37%	—

Further, AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Portfolio	Class A	Class B	Class C	Class I
Focused Equity Strategy	0.25%	0.90%	0.90%	0.15%
Focused Multi-Asset Strategy	0.25%	0.90%	0.90%	—
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.15%
Focused Fixed Income and Equity Strategy	0.25%	0.90%	0.90%	—
Focused Fixed Income Strategy	0.25%	0.90%	0.90%	—

For the six months ended April 30, 2008, pursuant to the contractual and voluntary expense limitations in the above tables, AIG SunAmerica has waived and/or reiumbursed expenses as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$804
Focused Fixed Income Strategy	23,420

Portfolio	Other Expenses Reimbursed
Focused Technology	$30,290

Portfolio	Amount
Focused Equity Strategy Class I	$4,803
Focused Balanced Strategy Class I	2,699
Focused Fixed Income and Equity Strategy Class A	8,021
Focused Fixed Income and Equity Strategy Class B	6,812
Focused Fixed Income and Equity Strategy Class C	8,543
Focused Fixed Income Strategy Class A	5,915
Focused Fixed Income Strategy Class B	5,847
Focused Fixed Income Strategy Class C	7,490
Focused Growth Class B	7,257
Focused Mid-Cap Growth Class A	7,369
Focused Mid-Cap Growth Class B	4,376
Focused Mid-Cap Growth Class C	4,112
Focused Small-Cap Growth Class A	11,414
Focused Small-Cap Growth Class B	12,781
Focused Small-Cap Growth Class C	9,138
Focused Small-Cap Growth Class I	4,410
Focused Large-Cap Value Class A	9,644
Focused Large-Cap Value Class B	9,239

Portfolio	Amount
Focused Large-Cap Value Class C	$7,663
Focused Mid-Cap Value Class A	11,330
Focused Mid-Cap Value Class B	4,561
Focused Mid-Cap Value Class C	5,320
Focused Small-Cap Value Class A	9,985
Focused Small-Cap Value Class B	10,480
Focused Small-Cap Value Class C	8,079
Focused Growth and Income Class B	55
Focused International Equity Class A	60,798
Focused International Equity Class B	13,014
Focused International Equity Class C	16,987
Focused Technology Class A	27,611
Focused Technology Class B	12,581
Focused Technology Class C	15,178
Focused Dividend Strategy Class A	31,718
Focused Dividend Strategy Class B	21,566
Focused Dividend Strategy Class C	38,179
Focused StarALPHA Class A	9,600
Focused StarALPHA Class C	6,417

*  Prior to February 1, 2008, the contractual expense caps for the Focused Technology Portfolio's Class A, Class B and Class C shares, respectively, were 1.97%, 2.62% and 2.62%.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Any voluntary or contractual waivers and/or reimbursement made by AIG SunAmerica are subject to recoupment from the Portfolios within the following two years of making such waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.**

For the six months ended April 30, 2008, the amounts recouped by AIG SunAmerica were as follows:

Portfolio	Amount
Focused Growth Class C	$3,669

As of April 30, 2008, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to recoupment are as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$21,220
Focused Fixed Income Strategy	89,472

Portfolio	Other Expenses Reimbursed
Focused Technology	$30,290
Focused StarALPHA	4,432

Portfolio	Class Specific Expenses Reimbursed
Focused Equity Strategy Class I	$23,927
Focused Balanced Strategy Class I	26,999
Focused Fixed Income and Equity Strategy Class A	20,921
Focused Fixed Income and Equity Strategy Class B	20,835
Focused Fixed Income and Equity Strategy Class C	20,330
Focused Fixed Income Strategy Class A	22,579
Focused Fixed Income Strategy Class B	24,281
Focused Fixed Income Strategy Class C	25,641
Focused Growth Class B	32,053
Focused Growth Class C	603
Focused Mid-Cap Growth Class A	72,306
Focused Mid-Cap Growth Class B	21,531
Focused Mid-Cap Growth Class C	24,546
Focused Small-Cap Growth Class A	11,414
Focused Small-Cap Growth Class B	31,424
Focused Small-Cap Growth Class C	9,138
Focused Small-Cap Growth Class I	9,835
Focused Large-Cap Value Class A	9,591
Focused Large-Cap Value Class B	21,566
Focused Large-Cap Value Class C	7,663

Portfolio	Class Specific Expenses Reimbursed
Focused Mid-Cap Value Class A	$73,719
Focused Mid-Cap Value Class B	22,205
Focused Mid-Cap Value Class C	26,440
Focused Small-Cap Value Class A	9,985
Focused Small-Cap Value Class B	22,848
Focused Small-Cap Value Class C	8,079
Focused Growth and Income Class B	1,299
Focused International Equity Class A	154,363
Focused International Equity Class B	43,443
Focused International Equity Class C	53,615
Focused Technology Class A	27,938
Focused Technology Class B	8,402
Focused Technology Class C	14,007
Focused Dividend Strategy Class A	124,964
Focused Dividend Strategy Class B	87,961
Focused Dividend Strategy Class C	151,671
Focused StarALPHA Class A	47,384
Focused StarALPHA Class C	29,565

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of AIG SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plans," and "Class C Plans." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for

**  AIG SunAmerica has agreed to waive its right to recoup payments made prior to February 1, 2008 under the Expense Limitation Agreement with respect to the Focused Technology Portfolio for a period of two years from February 1, 2008 to January 31, 2010.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 2008, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of each Portfolio (except the Strategy Portfolios), has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the six months ended April 30, 2008, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Equity Strategy	$486,004	$279,561	$157,553	$71	$110,620	$11,136
Focused Multi-Asset Strategy	903,118	516,423	292,372	4,749	158,755	13,993
Focused Balanced Strategy	407,494	241,463	121,836	309	92,112	5,016
Focused Fixed Income and Equity Strategy	69,232	40,075	20,964	—	19,651	1,082
Focused Fixed Income Strategy	71,886	37,312	28,157	25	10,125	395
Focused Large-Cap Growth	158,000	96,381	45,771	482	93,877	2,608
Focused Growth	266,656	157,581	83,656	221	30,671	6,467
Focused Mid-Cap Growth	21,235	12,684	6,012	7	1,283	454
Focused Small-Cap Growth	35,612	22,130	10,338	503	22,290	1,067
Focused Large-Cap Value	52,937	30,107	17,155	15	18,750	713
Focused Value	282,397	162,694	92,160	4,118	57,007	9,369
Focused Mid-Cap Value	30,782	15,639	12,224	12	1,165	1,021
Focused Small-Cap Value	39,447	24,436	10,931	90	30,280	1,608
Focused Growth & Income	115,716	65,501	38,479	10	53,067	10,210
Focused International Equity	106,056	61,550	32,958	2,153	14,604	1,724
Focused Technology	73,603	40,516	26,240	651	7,381	1,263
Focused Dividend Strategy	73,655	38,411	28,569	9	41,351	1,716
Focused StarALPHA	304,702	160,207	119,934	—	—	3,603

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, and Class Z shares, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2008, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Expense				Payable At April 30, 2008
Portfolio	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Focused Large-Cap Growth	$378,467	$116,513	$220,373	$—	$58,451	$17,796	$33,702	$—
Focused Growth	430,454	54,588	67,514	—	65,720	8,506	10,598	—
Focused Mid-Cap Growth	92,134	1,529	6,138	—	13,966	250	1,011	—
Focused Small-Cap Growth	233,932	28,385	57,050	11,450	36,731	4,136	8,365	1,670
Focused Large-Cap Value	142,767	20,559	51,817	—	21,828	3,082	7,774	—
Focused Value	413,800	138,401	204,416	—	63,390	20,535	31,602	—
Focused Mid-Cap Value	85,487	1,618	8,314	—	12,704	232	1,172	—
Focused Small-Cap Value	166,165	31,330	64,795	—	25,982	4,671	9,730	—
Focused Growth and Income	380,854	56,051	119,908	—	54,796	8,065	17,069	—
Focused International Equity	305,189	19,344	44,456	—	46,926	2,968	6,885	—
Focused Technology	42,290	12,842	21,251	—	6,499	1,883	3,192	—
Focused Dividend Strategy	55,455	35,598	79,584	—	8,375	5,291	11,986	—
Focused StarALPHA	134,479	—	18,575	—	20,999	—	3,746	—

At April 30, 2008, the following affiliates owned outstanding shares of the following classes of Portfolios:

Portfolio	Holder	Percentage
Focused Large-Cap Growth, Class A	Focused Equity Strategy Portfolio	29%
	Focused Balanced Strategy Portfolio	15
	Focused Multi-Asset Strategy Portfolio	13
Focused Growth, Class A	Focused Multi-Asset Strategy Portfolio	33
Focused Mid-Cap Growth, Class A	Focused Equity Strategy Portfolio	63
	Focused Balanced Strategy Portfolio	30
Focused Small-Cap Growth, Class A	Focused Equity Strategy Portfolio	8
	Focused Multi-Asset Strategy Portfolio	35
Focused Large-Cap Value, Class A	Focused Equity Strategy Portfolio	43
	Focused Multi-Asset Strategy Portfolio	19
	Focused Balanced Strategy Portfolio	21
Focused Value, Class A	Focused Multi-Asset Strategy Portfolio	33
Focused Mid-Cap Value, Class A	Focused Equity Strategy Portfolio	64
	Focused Balanced Strategy Portfolio	28
Focused Small-Cap Value, Class A	Focused Equity Strategy Portfolio	9
	Focused Multi-Asset Strategy Portfolio	41
Focused Growth and Income, Class A	Focused Multi-Asset Strategy Portfolio	38
Focused International Equity, Class A	Focused Equity Strategy Portfolio	33
	Focused Multi-Asset Strategy Portfolio	32
	Focused Balanced Strategy Portfolio	16
Focused StarALPHA, Class A	Focused Multi-Asset Strategy Portfolio	67
	Focused Fixed Income and Equity Strategy Portfolio	13

The Strategy Portfolios do not invest in funds advised by AIG SunAmerica (each an "AIG SunAmerica Fund" and collectively, the "AIG SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying AIG

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

SunAmerica Fund's net assets. At April 30, 2008 each Strategy Portfolio held less than 67% of the outstanding shares of any underlying AIG SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 93% of the outstanding shares of any underlying AIG SunAmerica Funds.

The Focused Fixed Income Strategy Portfolio generally is required to invest at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, in Underlying Funds, as defined in the prospectus, that invest primarily in fixed income securities. From January 25, 2008 through February 7, 2008, the Portfolio violated the 80% requirement and invested in shares of the SunAmerica Senior Floating Rate Fund, Inc., which was not a permissible Underlying Fund in which the Portfolio could invest at the time. On February 7, 2008, securities were purchased and sold to bring the Portfolio into compliance. The investment restriction violation resulted in an overall loss to the Portfolio of $121,065, which was reimbursed by AIG SunAmerica.

Each subadviser of the Focused StarALPHA Portfolio generally may invest the Portfolio in up to ten securities. From July 16, 2007 through March 19, 2008, Kinetics Asset Management, Inc. ("KAM"), one of the subadvisers for the Portfolio, violated the ten security limit. On March 7, 2008 and March 19, 2008, KAM sold securities to reduce its holdings to ten securities. The investment restriction violation resulted in an overall gain to the Portfolio of $392,296.

Note 4.  Purchase and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2008, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Purchases (excluding U.S. government securities)	$6,959,369	$10,679,763	$6,894,022	$6,653,915	$27,372,012
Sales (excluding U.S. government securities)	75,044,548	77,037,992	40,689,498	6,169,781	26,483,338
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
Purchases (excluding U.S. government securities)	$296,306,807	$306,428,309	$60,130,695	$217,939,335	$144,697,790
Sales (excluding U.S. government securities)	339,749,364	366,456,250	63,958,659	217,661,937	178,383,985
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
Purchases (excluding U.S. government securities)	$222,968,286	$14,385,031	$144,943,670	$512,655,034
Sales (excluding U.S. government securities)	255,577,871	16,232,714	175,307,859	577,310,602
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused International Equity Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
Purchases (excluding U.S. government securities)	$158,406,919	$90,759,373	$2,453,397	$109,753,786
Sales (excluding U.S. government securities)	191,769,220	75,429,678	23,747,195	97,752,153
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various AIG SunAmerica Mutual Funds. For the six months ended April 30, 2008, transactions in these securities were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2007
Focused Equity Strategy	Various AIG SunAmerica Funds*	$719,721	$71,773,567	$634,095,438
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	5,308,217	76,625,399	907,527,223
Focused Balanced Strategy	Various AIG SunAmerica Funds*	4,940,923	30,525,041	446,735,856
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	1,035,891	362,166	58,286,213
Focused Fixed Income Strategy .	Various AIG SunAmerica Funds*	518,021	—	22,963,618

Portfolio	Security	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2008
Focused Equity Strategy	Various AIG SunAmerica Funds*	$79,452,658	$75,044,548	$(9,284,518)	$(143,745,276)	$485,473,754

Focused Multi-Asset Strategy Various AIG SunAmerica Funds*	92,613,378	77,037,992	(2,813,797)	(162,589,473)	757,699,339
Focused Balanced Strategy Various AIG SunAmerica Funds*	42,359,987	40,689,498	(3,282,570)	(62,088,183)	383,035,592
Focused Fixed Income and Equity Strategy Various AIG SunAmerica Funds*	8,051,972	6,169,781	(61,153)	(3,483,303)	56,623,948
Focused Fixed Income Strategy Various AIG SunAmerica Funds*	27,881,957	26,483,338	(313,752)	(259,851)	23,788,634

* See Portfolio of Investments for details.

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended April 30, 2008, the following Portfolios engaged in securities transactions with affiliated funds:

Fund	Cost of Purchases	Proceeds from sales	Realized Gain (Loss)
Focused Large-Cap Growth	$6,086,730	$5,862,080	$(137,442)
Focused Large-Cap Value	520,070	1,653,790	70,906
Focused StarALPHA	3,963,050	639,050	19,850

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

The following Portfolios incurred brokerage commissions with affiliated brokers:

	Focused Large-Cap Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Large-Cap Value Portfolio	Focused Value Portfolio	Focused Growth and Income Portfolio
Banc/America Securities LLC	$3,395	$—	$—	$—	$19,395
JP Morgan Securities, Inc.	—	—	—	99,251	—
M.J. Whitman, Inc.	—	—	—	6,586	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,224	—	69,756	—	—
Raymond James and Associates, Inc.	—	755	—	—	—

Note 6.  Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions, investments in passive foreign investment companies and Fund mergers.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2007
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Focused Equity Strategy	$5,244,358	$106,299,686	$52,577,266	$15,723,259	$37,096,822
Focused Multi-Asset Strategy	5,254,844	138,084,800	91,539,131	15,982,041	45,134,521
Focused Balanced Strategy	3,849,375	53,045,628	24,990,613	14,716,700	16,763,298
Focused Fixed Income and Equity Strategy	613,339	3,556,099	1,634,493	2,092,734	1,572,863
Focused Fixed Income Strategy	138,320	806,786	(20,993)	872,339	—
Focused Large-Cap Growth	—	(192,950,909)	178,672,652	—	—
Focused Growth	10,697,140	8,986,909	155,134,876	—	—
Focused Mid-Cap Growth	6,721,234	8,795,392	10,754,552	2,397,847	523,988
Focused Small-Cap Growth	—	55,574,180	74,374,869	6,104,256	41,366,886
Focused Large-Cap Value	21,349,093	46,705,371	19,837,728	28,888,341	40,063,963
Focused Value	22,749,597	119,057,486	126,556,297	1,586,062	48,783,353
Focused Mid-Cap Value	1,115,004	4,574,940	21,667,456	2,223,212	953,703
Focused Small-Cap Value	19,069,260	6,738,118	21,864,605	15,571,387	11,753,696
Focused Growth and Income	26,075,386	51,369,716	55,816,503	—	13,812,170
Focused International Equity	11,133,343	43,454,959	68,166,796	16,572,509	29,949,123
Focused Technology	—	(159,773,956)	12,955,869	—	—
Focused Dividend Strategy	5,519,999	27,741,499	8,935,039	15,185,407	7,455,405
Focused StarALPHA	—	(256,411)	10,424,839	—	—

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2007, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward
	2009	2010	2011	2012	2013	2014	2015
Focused Equity Strategy*	$772,677	$811,968	$—	$—	$—	$—	$—
Focused Multi-Asset Strategy	—	—	—	—	—	—	—
Focused Balanced Strategy	—	—	—	—	—	—	—
Focused Fixed Income and Equity Strategy	—	—	—	—	—	—	—
Focused Fixed Income Strategy	—	—	—	—	—	—	—
Focused Large-Cap Growth*	4,965,689	187,985,220	—	—	—	—	—
Focused Growth*	6,853,867	—	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Fund	Capital Loss Carryforward
	2009	2010	2011	2012	2013	2014	2015
Focused Mid-Cap Growth	—	—	—	—	—	—	—
Focused Small-Cap Growth	—	—	—	—	—	—	—
Focused Large-Cap Value	—	—	—	—	—	—	—
Focused Value	—	—	—	—	—	—	—
Focused Mid-Cap Value	—	—	—	—	—	—	—
Focused Small-Cap Value	—	—	—	—	—	—	—
Focused Growth and Income	—	—	—	—	—	—	—
Focused International Equity	—	—	—	—	—	—	—
Focused Technology	131,865,059	27,908,897	—	—	—	—	—
Focused Dividend Strategy	—	—	—	—	—	—	—
Focused StarALPHA	—	—	—	—	—	—	256,411

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

As of April 30, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Cost	$576,641,764	$828,749,681	$420,133,162	$58,472,758	$24,069,478
Appreciation	—	13,271,250	2,243,287	549,203	149,822
Depreciation	(91,168,010)	(84,321,592)	(39,340,857)	(2,398,013)	(430,666)
Net unrealized appreciation (depreciation)	$(91,168,010)	$(71,050,342)	$(37,097,570)	$(1,848,810)	$(280,844)
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
Cost	$643,549,768	$352,283,663	$81,550,875	$250,495,595	$180,090,534
Appreciation	107,823,290	117,594,884	7,399,746	57,696,494	19,985,972
Depreciation	(28,162,042)	(15,052,948)	(3,201,068)	(12,259,919)	(18,731,756)
Net unrealized appreciation (depreciation)	$79,661,248	$102,541,936	$4,198,678	$45,436,575	$1,254,216
	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
Cost	$638,930,159	$75,647,354	$216,628,501	$446,395,058	$317,871,291
Appreciation	68,305,684	9,400,378	26,318,520	28,794,878	21,017,664
Depreciation	(59,823,530)	(5,967,540)	(21,414,743)	(27,557,939)	(16,004,367)
Net unrealized appreciation (depreciation)	$8,482,154	$3,432,838	$4,903,777	$1,236,939	$5,013,297
	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
Cost	$60,117,786	$156,157,895	$150,320,418
Appreciation	5,811,178	11,094,144	5,626,956
Depreciation	(1,560,354)	(26,675,419)	(10,579,357)
Net unrealized appreciation (depreciation)	$4,250,824	$(15,581,275)	$(4,952,401)

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Note 7.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended April 30, 2008, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Focused Growth	$54,453
Focused Mid-Cap Growth	19,538
Focused Small-Cap Growth	29,099
Focused Large-Cap Value	37,717
Focused Value	77,960
Focused Mid-Cap Value	3,758
Focused Small-Cap Value	27,093
Focused Growth and Income	169,509
Focused Technology	11,268
Focused Dividend Strategy	17,316
Focused StarALPHA	8,809

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Note 8.  Capital Share Transactions

Transactions in shares of each class of each series were as follows:

	Focused Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	1,135,607	$17,818,817	1,768,776	$34,671,469	449,982	$6,961,058	577,292	$11,082,749
Reinvested dividends	2,305,255	35,985,029	796,002	14,956,882	1,391,082	21,436,576	473,916	8,814,811
Shares redeemed (1)(2)	(1,813,285)	(28,265,283)	(3,546,835)	(69,368,041)	(967,627)	(14,456,119)	(1,724,859)	(33,388,716)
Net increase (decrease)	1,627,577	$25,538,563	(982,057)	$(19,739,690)	873,437	$13,941,515	(673,651)	$(13,491,156)
	Class C				Class I
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,669,177	$25,795,999	1,802,587	$34,638,293	8,495	$131,465	18,855	$366,485
Reinvested dividends	2,914,178	44,936,629	989,040	18,395,614	31,699	493,560	15,570	292,093
Shares redeemed (3)(4)	(3,389,893)	(50,688,615)	(4,648,584)	(89,889,183)	(13,011)	(200,072)	(97,750)	(1,893,625)
Net increase (decrease)	1,193,462	$20,044,013	(1,856,957)	$(36,855,276)	27,183	$424,953	(63,325)	$(1,235,047)
	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (5)(6)(7)(8)	1,862,794	$29,998,220	3,502,218	$67,562,706	841,685	$13,277,890	1,140,015	$21,787,596
Reinvested dividends	3,219,044	51,279,370	1,000,682	18,542,304	1,644,689	26,035,439	497,418	9,172,065
Shares redeemed (5)(6)	(2,961,149)	(47,042,649)	(4,083,202)	(78,819,932)	(1,103,588)	(17,142,126)	(1,631,957)	(31,354,331)
Net increase (decrease)	2,120,689	$34,234,941	419,698	$7,285,078	1,382,786	$22,171,203	5,476	$(394,670)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,406,777	$38,035,952	3,198,080	$61,006,864
Reinvested dividends	3,923,524	62,148,621	1,234,647	22,766,458
Shares redeemed (7)(8)	(3,427,235)	(53,326,150)	(5,458,000)	(104,735,786)
Net increase (decrease)	2,903,066	$46,858,423	(1,025,273)	$(20,962,464)

(1)  For the six months ended April 30, 2008, includes automatic conversion of 134,336 shares of Class B shares in the amount of $2,080,342 to 132,351 shares of Class A in the amount of $2,080,342.

(2)  For the year ended October 31, 2007, includes automatic conversion of 343,906 shares of Class B shares in the amount of $6,472,604 to 339,664 shares of Class A in the amount of $6,472,604.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 921 shares of Class C shares in the amount of $14,242 to 908 shares of Class A in the amount of $14,242.

(4)  For the year ended October 31, 2007, includes automatic conversion of 5,511 shares of Class C shares in the amount of $102,273 to 5,443 shares of Class A in the amount of $102,273.

(5)  For the six months ended April 30, 2008, includes automatic conversion of 61,894 shares of Class B shares in the amount of $1,082,868 to 61,336 shares of Class A in the amount of $1,082,868.

(6)  For the year ended October 31, 2007, includes automatic conversion of 409,391 shares of Class B shares in the amount of $7,632,835 to 406,165 shares of Class A in the amount of $7,632,835.

(7)  For the six months ended April 30, 2008, includes automatic conversion of 1,409 shares of Class C shares in the amount of $25,993 to 1,395 shares of Class A in the amount of $25,993.

(8)  For the year ended October 31, 2007, includes automatic conversion of 1,734 shares of Class C shares in the amount of $31,426 to 1,720 shares of Class A in the amount of $31,426.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	1,191,359	$17,005,379	1,653,444	$27,745,702	396,106	$5,691,663	482,569	$8,051,427
Reinvested dividends	1,395,098	20,078,763	540,848	8,845,094	858,150	12,342,692	347,663	5,668,558
Shares redeemed (1)(2)	(1,512,648)	(21,429,193)	(2,436,514)	(40,808,016)	(859,045)	(12,308,929)	(1,591,370)	(26,658,757)
Net increase (decrease)	1,073,809	$15,654,949	(242,222)	$(4,217,220)	395,211	$5,725,426	(761,138)	$(12,938,772)
	Class C				Class I
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,390,472	$20,075,934	1,592,110	$26,672,205	13,614	$198,823	30,220	$502,627
Reinvested dividends	1,443,892	20,810,509	578,201	9,444,501	32,086	461,441	23,102	376,863
Shares redeemed (3)(4)	(1,910,473)	(27,214,822)	(3,669,561)	(61,409,709)	(23,723)	(350,539)	(229,285)	(3,794,909)
Net increase (decrease)	923,891	$13,671,621	(1,499,250)	$(25,293,003)	21,977	$309,725	(175,963)	$(2,915,419)
	Focused Fixed Income and Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (5)(6)	371,791	$4,773,765	349,302	$4,930,347	183,542	$2,345,635	116,182	$1,618,430
Reinvested dividends	137,381	1,772,102	95,593	1,329,782	68,416	882,405	42,083	584,920
Shares redeemed (5)(6)	(311,774)	(4,081,582)	(550,814)	(7,723,412)	(157,395)	(2,051,631)	(285,447)	(4,017,365)
Net increase (decrease)	197,398	$2,464,285	(105,919)	$(1,463,283)	94,563	$1,176,409	(127,182)	$(1,814,015)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	370,326	$4,731,264	650,658	$9,140,447
Reinvested dividends	96,360	1,242,733	62,223	864,864
Shares redeemed	(289,988)	(3,830,126)	(1,029,235)	(14,386,392)
Net increase (decrease)	176,698	$2,143,871	(316,354)	$(4,381,081)

(1)  For the six months ended April 30, 2008, includes automatic conversion of 163,961 shares of Class B shares in the amount of $2,371,132 to 163,587 shares of Class A in the amount of $2,371,132.

(2)  For the year ended October 31, 2007, includes automatic conversion of 385,874 shares of Class B shares in the amount of $6,245,233 to 385,022 shares of Class A in the amount of $6,245,233.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 8 shares of Class C shares in the amount of $131 to 8 shares of Class A in the amount of $131.

(4)  For the year ended October 31, 2007, includes automatic conversion of 204 shares of Class C shares in the amount of $3,307 to 204 shares of Class A in the amount of $3,307.

(5)  For the six months ended April 30, 2008, includes automatic conversion of 3,375 shares of Class B shares in the amount of $44,019 to 3,372 shares of Class A in the amount of $44,019.

(6)  For the year ended October 31, 2007, includes automatic conversion of 65,053 shares of Class B shares in the amount of $929,160 to 64,930 shares of Class A in the amount of $929,160.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused Fixed Income Strategy
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	163,808	$2,102,142	296,207	$3,870,663	78,458	$1,012,780	91,077	$1,184,690
Reinvested dividends	36,829	463,553	21,121	275,348	16,839	211,840	9,087	118,420
Shares redeemed (1)(2)	(62,652)	(790,899)	(264,480)	(3,429,843)	(89,268)	(1,136,819)	(147,981)	(1,932,488)
Net increase (decrease)	137,985	$1,774,796	52,848	$716,168	6,029	$87,801	(47,817)	$(629,378)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	121,850	$1,581,619	185,764	$2,421,546
Reinvested dividends	24,687	310,327	14,141	184,172
Shares redeemed (3)(4)	(111,472)	(1,405,675)	(286,891)	(3,727,321)
Net increase (decrease)	35,065	$486,271	(86,986)	$(1,121,603)
	Focused Large-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (5)(6)(7)(8)	646,239	$13,162,465	5,149,057	$98,493,891	171,922	$3,261,369	257,775	$4,642,922
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed (5)(6)	(2,231,015)	(44,433,590)	(26,217,732)	(500,654,950)	(915,452)	(17,250,668)	(7,128,638)	(128,422,457)
Net increase (decrease)	(1,584,776)	$(31,271,125)	(21,068,675)	$(402,161,059)	(743,530)	$(13,989,299)	(6,870,863)	$(123,779,535)
	Class C				Class Z
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	219,357	$4,130,128	520,429	$9,430,862	1,202,077	$24,786,790	420,977	$8,369,184
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed (7)(8)	(1,400,175)	(26,235,304)	(6,367,567)	(114,590,989)	(284,664)	(5,791,422)	(773,163)	(15,313,281)
Net increase (decrease)	(1,180,818)	$(22,105,176)	(5,847,138)	$(105,160,127)	917,413	$18,995,368	(352,186)	$(6,944,097)

(1)  For the six months ended April 30, 2008, includes automatic conversion of 931 shares of Class B shares in the amount of $11,992 to 930 shares of Class A in the amount of $11,992.

(2)  For the year ended October 31, 2007, includes automatic conversion of 15,292 shares of Class B shares in the amount of $198,516 to 15,281 shares of Class A in the amount of $198,516.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 27 shares of Class C shares in the amount of $341 to 27 shares of Class A in the amount of $341.

(4)  For the year ended October 31, 2007, includes automatic conversion of 50 shares of Class C shares in the amount of $637 to 49 shares of Class A in the amount of $637.

(5)  For the six months ended April 30, 2008, includes automatic conversion of 180,409 shares of Class B shares in the amount of $3,564,035 to 169,235 shares of Class A in the amount of $3,564,035.

(6)  For the year ended October 31, 2007, includes automatic conversion of 3,127,026 shares of Class B shares in the amount of $54,510,392 to 2,955,577 shares of Class A in the amount of $54,510,392.

(7)  For the six months ended April 30, 2008, includes automatic conversion of 972 shares of Class C shares in the amount of $19,389 to 913 shares of Class A in the amount of $19,389.

(8)  For the year ended October 31, 2007, includes automatic conversion of 1,638 shares of Class C shares in the amount of $26,895 to 1,552 shares of Class A in the amount of $26,895.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	667,492	$18,077,822	9,723,019	$263,349,383	159,977	$3,915,204	256,811	$6,252,302
Reinvested dividends	508,539	14,681,521	—	—	71,726	1,902,163	—	—
Shares redeemed (1)(2)	(2,012,839)	(53,070,943)	(6,224,906)	(166,054,262)	(269,373)	(6,555,178)	(1,255,256)	(30,229,621)
Net increase (decrease)	(836,808)	$(20,311,600)	3,498,113	$97,295,121	(37,670)	$(737,811)	(998,445)	$(23,977,319)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	345,334	$8,607,696	510,856	$12,970,866
Reinvested dividends	78,606	2,083,837	—	—
Shares redeemed (3)(4)	(354,573)	(8,402,752)	(695,535)	(16,576,521)
Net increase (decrease)	69,367	$2,288,781	(184,679)	$(3,605,655)
	Focused Mid-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (5)(6)	490,016	$7,037,246	5,840,313	$93,721,207	30,571	$420,003	56,995	$881,986
Reinvested dividends	992,625	13,866,970	190,769	2,727,996	16,021	219,969	1,986	28,166
Shares redeemed (5)(6)	(1,013,741)	(13,155,690)	(5,673,216)	(90,612,220)	(19,366)	(252,259)	(26,648)	(412,063)
Net increase (decrease)	468,900	$7,748,526	357,866	$5,836,983	27,226	$387,713	32,333	$498,089
	Class C				Class I
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	88,283	$1,197,460	183,299	$2,812,991	—	$—	—	$—
Reinvested dividends	63,657	874,643	8,430	119,618	—	—	75	1,079
Shares redeemed	(49,623)	(650,495)	(80,506)	(1,196,672)	—	—	(2,082)	(34,819)
Net increase (decrease)	102,317	$1,421,608	111,223	$1,735,937	—	$—	(2,007)	$(33,740)

(1)  For the six months ended April 30, 2008, includes automatic conversion of 51,463 shares of Class B shares in the amount of $1,324,819 to 47,366 shares of Class A in the amount of $1,324,819.

(2)  For the year ended October 31, 2007, includes automatic conversion of 671,056 shares of Class B shares in the amount of $15,034,325 to 622,788 shares of Class A in the amount of $15,034,325.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 5 shares of Class C shares in the amount of $126 to 4 shares of Class A in the amount of $126.

(4)  For the year ended October 31, 2007, includes automatic conversion of 263 shares of Class B shares in the amount of $6,631 to 243 shares of Class A in the amount of $6,631.

(5)  For the six months ended April 30, 2008, includes automatic conversion of 1,536 shares of Class B shares in the amount of $23,042 to 1,513 shares of Class A in the amount of $23,042.

(6)  For the year ended October 31, 2007, includes automatic conversion of 10,049 shares of Class B shares in the amount of $138,491 to 9,986 shares of Class A in the amount of $138,491.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused Small-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	1,700,571	$25,863,673	3,040,875	$55,017,350	52,333	$708,426	97,408	$1,635,960
Reinvested dividends	2,288,439	36,340,409	1,738,289	30,037,634	327,489	4,683,087	281,401	4,488,344
Shares redeemed (1)(2)	(1,835,703)	(27,217,950)	(4,911,079)	(89,409,197)	(393,096)	(5,359,873)	(699,074)	(11,694,539)
Net increase (decrease)	2,153,307	$34,986,132	(131,915)	$(4,354,213)	(13,274)	$31,640	(320,265)	$(5,570,235)
	Class C				Class I
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	160,508	$2,239,536	319,074	$5,248,664	50,573	$766,293	661,903	$11,810,212
Reinvested dividends	610,640	8,695,516	521,018	8,278,977	67,344	1,091,647	30,946	543,420
Shares redeemed (3)(4)	(729,113)	(9,896,768)	(1,462,820)	(24,311,542)	(147,020)	(2,261,052)	(394,910)	(7,253,200)
Net increase (decrease)	42,035	$1,038,284	(622,728)	$(10,783,901)	(29,103)	$(403,112)	297,939	$5,100,432
	Focused Large-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (5)(6)(7)(8)	536,896	$6,600,182	1,387,893	$24,272,655	90,381	$1,048,333	145,486	$2,418,141
Reinvested dividends	3,399,552	41,542,525	3,264,921	55,666,896	520,572	5,908,490	202,469	3,284,059
Shares redeemed (5)(6)	(1,681,439)	(21,062,391)	(22,640,453)	(407,962,439)	(320,682)	(3,958,995)	(800,826)	(13,404,105)
Net increase (decrease)	2,255,009	$27,080,316	(17,987,639)	$(328,022,888)	290,271	$2,997,828	(452,871)	$(7,701,905)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	340,416	$3,852,823	245,379	$4,137,449
Reinvested dividends	1,305,021	14,864,193	455,355	7,404,080
Shares redeemed (7)(8)	(1,024,568)	(12,918,684)	(1,313,203)	(22,024,688)
Net increase (decrease)	620,869	$5,798,332	(612,469)	$(10,483,159)

(1)  For the six months ended April 30, 2008, includes automatic conversion of 144,564 shares of Class B shares in the amount of $1,967,559 to 130,397 shares of Class A in the amount of $1,967,559.

(2)  For the year ended October 31, 2007, includes automatic conversion of 166,935 shares of Class B shares in the amount of $2,830,339 to 153,624 shares of Class A in the amount of $2,830,339.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 2,733 shares of Class C shares in the amount of $33,135 to 2,450 shares of Class A in the amount of $33,135.

(4)  For the year ended October 31, 2007, includes automatic conversion of 4,409 shares of Class C shares in the amount of $74,198 to 4,040 shares of Class A in the amount of $74,198.

(5)  For the six months ended April 30, 2008, includes automatic conversion of 22,093 shares of Class B shares in the amount of $295,260 to 20,690 shares of Class A in the amount of $295,260.

(6)  For the year ended October 31, 2007, includes automatic conversion of 278,826 shares of Class B shares in the amount of $4,622,029 to 265,494 shares of Class A in the amount of $4,622,029.

(7)  For the six months ended April 30, 2008, includes automatic conversion of 3,504 shares of Class C shares in the amount of $49,500 to 3,300 shares of Class A in the amount of $49,500.

(8)  For the year ended October 31, 2007, includes automatic conversion of 48 shares of Class C shares in the amount of $803 to 46 shares of Class A in the amount of $803.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)	1,450,651	$29,391,842	11,767,485	$302,232,901	255,164	$4,928,826	590,528	$13,869,822
Reinvested dividends	3,574,373	72,559,779	880,383	20,231,157	1,201,623	23,155,267	508,840	11,229,662
Shares redeemed (1)(2)	(3,117,473)	(61,911,272)	(6,921,885)	(174,830,968)	(1,287,832)	(24,522,735)	(2,296,695)	(54,428,917)
Net increase (decrease)	1,907,551	$40,040,349	5,725,983	$147,633,090	168,955	$3,561,358	(1,197,327)	$(29,329,433)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	679,746	$13,059,508	1,187,439	$28,179,302
Reinvested dividends	1,754,833	33,780,525	613,188	13,520,655
Shares redeemed (3)	(1,343,295)	(25,541,314)	(1,605,967)	(37,984,917)
Net increase (decrease)	1,091,284	$21,298,719	194,660	$3,715,040
	Focused Mid-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (4)(5)	515,125	$7,111,857	5,427,960	$90,220,770	6,969	$97,502	58,075	$931,755
Reinvested dividends	308,164	4,902,890	197,049	2,918,299	5,659	89,068	2,550	37,648
Shares redeemed (4)(5)	(783,313)	(10,904,411)	(5,559,699)	(90,913,658)	(17,800)	(243,321)	(36,499)	(580,728)
Net increase (decrease)	39,976	$1,110,336	65,310	$2,225,411	(5,172)	$(56,751)	24,126	$388,675
	Class C				Class I
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	87,757	$1,324,096	381,292	$6,001,511	—	$—	—	$—
Reinvested dividends	30,481	480,072	8,089	119,473	—	—	84	1,239
Shares redeemed	(132,947)	(1,820,243)	(121,349)	(1,895,913)	—	—	(2,106)	(35,848)
Net increase (decrease)	(14,709)	$(16,075)	268,032	$4,225,071	—	$—	(2,022)	$(34,609)

(1)  For the six months ended April 30, 2008, includes automatic conversion of 204,709 shares of Class B shares in the amount of $4,079,022 to 194,528 shares of Class A in the amount of $4,079,022.

(2)  For the year ended October 31, 2007, includes automatic conversion of 806,224 shares of Class B shares in the amount of $19,366,221 to 772,170 shares of Class A in the amount of $19,366,221.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 1,267 shares of Class C shares in the amount of $21,316 to 1,200 shares of Class A in the amount of $21,316.

(4)  For the six months ended April 30, 2008, includes automatic conversion of 245 shares of Class B shares in the amount of $3,505 to 242 shares of Class A in the amount of $3,505.

(5)  For the year ended October 31, 2007, includes automatic conversion of 13,828 shares of Class B shares in the amount of $196,725 to 13,766 shares of Class A in the amount of $196,725.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	518,112	$8,566,368	1,202,583	$23,185,199	45,505	$683,864	82,576	$1,446,782
Reinvested dividends	859,264	14,865,265	818,610	15,545,417	195,535	3,040,570	190,923	3,314,420
Shares redeemed (1)(2)	(1,529,568)	(25,259,719)	(4,926,327)	(96,112,576)	(432,774)	(6,516,877)	(1,044,904)	(18,400,253)
Net increase (decrease)	(152,192)	$(1,828,086)	(2,905,134)	$(57,381,960)	(191,734)	$(2,792,443)	(771,405)	$(13,639,051)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	94,890	$1,427,031	209,651	$3,682,896
Reinvested dividends	381,374	5,949,428	359,260	6,258,306
Shares redeemed (3)(4)	(857,617)	(13,084,762)	(1,891,429)	(33,254,804)
Net increase (decrease)	(381,353)	$(5,708,303)	(1,322,518)	$(23,313,602)
	Focused Growth and Income Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (5)(6)(7)(8)	911,281	$15,883,295	16,887,511	$348,402,091	115,397	$1,866,547	715,957	$13,653,755
Reinvested dividends	2,678,213	49,091,650	337,785	6,678,007	417,705	7,109,341	118,967	2,221,113
Shares redeemed (5)(6)	(3,896,896)	(65,472,866)	(7,602,456)	(159,308,339)	(577,289)	(9,166,761)	(1,225,821)	(23,621,277)
Net increase (decrease)	(307,402)	$(497,921)	9,622,840	$195,771,759	(44,187)	$(190,873)	(390,897)	$(7,746,409)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	292,870	$4,874,016	1,898,790	$36,210,735
Reinvested dividends	827,611	14,085,943	189,882	3,541,297
Shares redeemed (7)(8)	(1,295,986)	(20,217,263)	(1,203,481)	(23,298,006)
Net increase (decrease)	(175,505)	$(1,257,304)	885,191	$16,454,026

(1)  For the year ended April 30, 2008, includes automatic conversion of 38,881 shares of Class B shares in the amount of $635,315 to 35,155 shares of Class A in the amount of $635,315.

(2)  For the year ended October 31, 2007, includes automatic conversion of 269,600 shares of Class B shares in the amount of $4,671,299 to 247,472 shares of Class A in the amount of $4,671,299.

(3)  For the six months April 30, 2008, includes automatic conversion of 465 shares of Class C shares in the amount of $6,908 to 418 shares of Class A in the amount of $6,908.

(4)  For the year ended October 31, 2007, includes automatic conversion of 2,007 shares of Class C shares in the amount of $33,639 to 1,849 shares of Class A in the amount of $33,639.

(5)  For the six months ended April 30, 2008, includes automatic conversion of 96,139 shares of Class B shares in the amount of $1,627,996 to 89,572 shares of Class A in the amount of $1,627,996.

(6)  For the year ended October 31, 2007, includes automatic conversion of 647,316 shares of Class B shares in the amount of $11,868,868 to 612,398 shares of Class A in the amount of $11,868,868.

(7)  For the six months ended April 30, 2008, includes automatic conversion of 2,418 shares of Class C shares in the amount of $34,906 to 2,241 shares of Class A in the amount of $34,906.

(8)  For the year ended October 31, 2007, includes automatic conversion of 4,773 shares of Class C shares in the amount of $84,914 to 4,515 shares of Class A in the amount of $84,914.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused International Equity Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	562,950	$10,115,131	2,789,621	$58,916,154	94,852	$1,635,989	235,491	$4,727,128
Reinvested dividends	2,339,333	43,581,760	1,880,203	36,889,589	152,897	2,735,331	124,603	2,377,428
Shares redeemed (1)(2)(5)(6)	(2,127,810)	(37,592,886)	(3,421,172)	(71,078,041)	(183,719)	(3,107,395)	(324,180)	(6,580,105)
Net increase (decrease)	774,473	$16,104,005	1,248,652	$24,727,702	64,030	$1,263,925	35,914	$524,451
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	254,227	$4,313,752	469,018	$9,314,666
Reinvested dividends	320,846	5,727,097	265,999	5,064,614
Shares redeemed (3)(4)	(419,877)	(7,091,961)	(608,444)	(12,251,607)
Net increase (decrease)	155,196	$2,948,888	126,573	$2,127,673
	Focused Technology Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (7)(8)(9)	1,511,461	$10,277,980	2,401,304	$16,671,964	75,276	$471,669	147,169	$958,668
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed (7)(8)	(1,783,527)	(11,917,434)	(2,831,389)	(19,035,354)	(354,465)	(2,272,679)	(1,726,287)	(11,384,478)
Net increase (decrease)	(272,066)	$(1,639,454)	(430,085)	$(2,363,390)	(279,189)	$(1,801,010)	(1,579,118)	$(10,425,810)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	95,785	$635,006	323,417	$2,136,461
Reinvested dividends	—	—	—	—
Shares redeemed (9)	(365,905)	(2,389,993)	(1,179,732)	(7,648,160)
Net increase (decrease)	(270,120)	$(1,754,987)	(856,315)	$(5,511,699)

(1)  For the six months ended April 30, 2008, includes automatic conversion of 9,195 shares of Class B shares in the amount of $163,158 to 8,837 shares of Class A in the amount of $163,158.

(2)  For the year ended October 31, 2007, includes automatic conversion of 75,517 shares of Class B shares in the amount of $1,505,293 to 73,539 shares of Class A in the amount of $1,505,293.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 331 shares of Class C shares in the amount of $5,417 to 317 shares of Class A in the amount of $5,417.

(4)  For the year ended October 31, 2007, includes automatic conversion of 115 shares of Class C shares in the amount of $2,333 to 111 shares of Class A in the amount of $2,333.

(5)  For the six months ended April 30, 2008 net of redemption fees of $3,418, $219 and $498 for Class A, Class B and Class C shares, respectively.

(6)   For the year ended October 31, 2007 net of redemption fees of $16,258, $1,152 and $2,582 for Class A, Class B and Class C shares, respectively.

(7)  For the six months ended April 30, 2008, includes automatic conversion of 100,666 shares of Class B shares in the amount of $670,550 to 96,088 shares of Class A in the amount of $670,550.

(8)  For the year ended October 31, 2007, includes automatic conversion of 878,846 shares of Class B shares in the amount of $5,185,935 to 845,741 shares of Class A in the amount of $5,185,935.

(9)  For the six months ended April 30, 2008, includes automatic conversion of 5 shares of Class C shares in the amount of $28 to 4 shares of Class A in the amount of $28.

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	470,375	$5,266,725	952,428	$13,568,599	146,582	$1,660,394	238,119	$3,362,090
Reinvested dividends	853,578	9,644,224	435,099	5,875,989	472,335	5,322,076	258,899	3,475,817
Shares redeemed (1)(2)	(982,659)	(10,780,978)	(1,603,682)	(22,822,538)	(491,061)	(5,381,657)	(817,352)	(11,646,703)
Net increase (decrease)	341,294	$4,129,971	(216,155)	$(3,377,950)	127,856	$1,600,813	(320,334)	$(4,808,796)
	Class C
	For the six months ended April 30, 2008 (unaudited)		For the year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	426,554	$4,780,774	519,541	$7,262,702
Reinvested dividends	1,026,581	11,556,650	524,553	7,046,474
Shares redeemed (3)(4)	(1,016,358)	(11,051,088)	(1,271,770)	(18,125,830)
Net increase (decrease)	436,777	$5,286,336	(227,676)	$(3,816,654)
	Focused StarALPHA Portfolio
	Class A				Class C
	For the six months ended April 30, 2008 (unaudited)		For the period May 3, 2007@ through October 31, 2007		For the six months ended April 30, 2008 (unaudited)		For the period May 3, 2007@ through October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,348,432	$16,260,884	12,908,907	$165,377,627	1,250,636	$15,308,802	837,197	$10,486,225
Reinvested dividends	4,787	61,746	—	—	—	—	—	—
Shares redeemed	(1,218,318)	(14,270,187)	(2,750,584)	(35,034,115)	(150,638)	(1,718,681)	(39,342)	(512,351)
Net increase (decrease)	134,901	$2,052,443	10,158,323	$130,343,512	1,099,998	$13,590,121	797,855	$9,973,874

(1)  For the six months ended April 30, 2008, includes automatic conversion of 15,246 shares of Class B shares in the amount of $182,453 to 15,180 shares of Class A in the amount of $182,453.

(2)  For the year ended October 31, 2007, includes automatic conversion of 164,992 shares of Class B shares in the amount of $2,314,768 to 164,210 shares of Class A in the amount of $2,314,768.

(3)  For the six months ended April 30, 2008, includes automatic conversion of 252 shares of Class C shares in the amount of $2,547 to 250 shares of Class A in the amount of $2,547.

(4)  For the year ended October 31, 2007, includes automatic conversion of 110 shares of Class C shares in the amount of $1,531 to 78 shares of Class A in the amount of $1,531.

@  Commencement of operations

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

Note 9.  Directors' Retirement Plan

The Board has adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
	As of April 30, 2008
Focused Equity Strategy	$33,339	$7,829	$455
Focused Multi-Asset Strategy	40,797	11,175	510
Focused Balanced Strategy	27,269	5,684	395
Focused Fixed Income and Equity Strategy	4,211	743	65
Focused Fixed Income Strategy	1,646	294	26
Focused Large-Cap Growth	191,628	12,390	4,218
Focused Growth	61,646	6,744	1,555
Focused Mid-Cap Growth	2,437	1,113	—
Focused Small-Cap Growth	21,737	4,350	317
Focused Large-Cap Value	35,672	4,104	649
Focused Value	68,477	9,240	1,207
Focused Mid-Cap Value	2,735	1,094	—
Focused Small-Cap Value	34,204	3,780	656
Focused Growth and Income	40,948	6,676	751
Focused International Equity	17,498	4,707	224
Focused Technology	11,388	1,062	244
Focused Dividend Strategy	20,264	2,245	447
Focused StarALPHA	499	499	—

Note 10.  Lines of Credit

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co. ("State Street"), the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused

NOTES TO FINANCIAL STATEMENTS — April 30, 2008 — (unaudited) (continued)

portion of the $75 million committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the six months ending April 30, 2008, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Large-Cap Growth	82	$12,864	$1,218,040	4.46%
Focused Growth	46	10,816	1,857,280	4.59
Focused Mid-Cap Growth	10	355	353,535	3.74
Focused Small-Cap Growth	39	2,788	560,463	4.15
Focused Large-Cap Value	80	9,372	1,071,888	4.62
Focused Value	4	685	1,331,406	4.67
Focused Mid-Cap Value	71	1,307	163,899	3.85
Focused Small-Cap Value	64	1,883	232,344	4.49
Focused Growth and Income	4	382	974,859	3.53
Focused International Equity	43	1,207	289,231	3.42
Focused Technology	2	188	694,417	4.88
Focused Dividend Strategy	38	9,666	2,081,815	3.93

At April 30, 2008, the Focused Large-Cap Value Portfolio had $163,997 in borrowings outstanding at an interest rate of 3.00%.

Note 11.  Interfund Lending Agreement

Pursuant to exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other and other investment companies advised by AIG SunAmerica or an affiliate for temporary or emergency purposes. An interfund loan will be made under this facility only if the lines of credit are not available and the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2008, none of the Portfolios participated in the program.

Note 12.  Investment Concentration

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At April 30, 2008, the Focused International Equity Portfolio had approximately 18.5%, 16.6%, 16.0%, and 14.7% of its net assets invested in equity securities of companies domiciled in Switzerland, Japan, Germany, and the United Kingdom, respectively.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Samuel M. Eisenstat

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Jeffrey S. Burum

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Donna M. Handel, Treasurer

James Nichols, Vice President

Steven Schoepke, Vice President

Cynthia Gibbons, Vice President and Chief
Compliance Officer

Gregory N. Bressler, Chief Legal Officer
and Secretary

John E. McClean, Assistant Secretary

Richard J. Barton, Assistant Secretary

Gregory R. Kingston, Vice President and
Assistant Treasurer

Kathleen Fuentes, Assistant Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Matthew Hackethal, Anti-Money Laundering Compliance Officer

John E. Smith Jr., Assistant Treasurer

Investment Adviser

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

AIG SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS

Information regarding how SunAmerica Focused Portfolios voted proxies relating to securities held in the SunAmerica Focused Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

(This page intentionally left blank.)

The AIG SunAmerica Focused Portfolios

Distributed by:

AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311
800-858-8850 x6003

Distributed by:

AIG SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

FOSAN - 4/08

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 7, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	July 7, 2008